      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2008.

                                                             FILE NOS. 033-86642

                                                                       811-08874
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 26                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 27                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT FOUR
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Four of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                         VARIABLE ANNUITY ACCOUNT FOUR

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS


ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Anchor Advisor Variable
                                                                           Annuity; Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Anchor Advisor Variable
                                                                           Annuity; Purchasing a Anchor
                                                                           Advisor Variable Annuity;
                                                                           Investment Options
8.           Annuity Period..............................................  Annuity Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Anchor Advisor Variable Annuity
                                                                           (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Anchor Advisor Variable
                                                                           Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Annuity Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS
                                  MAY 1, 2008

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT FOUR


This variable annuity has several investment options -- Variable Portfolios (which are subaccounts of the separate account) and available fixed account options. Each Variable Portfolio invests exclusively in the shares of one of the Underlying Funds listed below. The Underlying Funds are part of the American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").



UNDERLYING FUNDS:                                             MANAGED BY:
    Aggressive Growth                                         AIG SunAmerica Asset Management Corp.
    Alliance Growth                                           AllianceBernstein, L.P.
    American Funds Global Growth                              Capital Research and Management Company
    American Funds Growth-Income                              Capital Research and Management Company
    American Funds Growth                                     Capital Research and Management Company
    Asset Allocation                                          Edge Asset Management, Inc.
    Balanced                                                  J.P. Morgan Investment Management Inc.
    Blue Chip Growth                                          AIG SunAmerica Asset Management Corp.
    Capital Appreciation                                      Wellington Management Company, LLP
    Capital Growth                                            OppenheimerFunds, Inc.
    Cash Management                                           Columbia Management Advisors, LLC
    Corporate Bond                                            Federated Investment Management Company
    Davis Venture Value                                       Davis Selected Advisers LLC
    "Dogs" of Wall Street(1)                                  AIG SunAmerica Asset Management Corp.
    Equity Opportunities                                      OppenheimerFunds, Inc.
    Foreign Value(2)                                          Templeton Investment Counsel, LLC
    Fundamental Growth                                        Wells Capital Management, Inc.
    Global Bond                                               Goldman Sachs Asset Management International
    Global Equities                                           J.P. Morgan Investment Management Inc.
    Government and Quality Bond                               Wellington Management Company, LLP
    Growth                                                    Wellington Management Company, LLP
    Growth-Income                                             AllianceBernstein, L.P.
    Growth Opportunities                                      Morgan Stanley Investment Management Inc.(3)
    High-Yield Bond                                           AIG SunAmerica Asset Management Corp.
    International Diversified Equities                        Morgan Stanley Investment Management Inc.(3)
    International Growth and Income                           Putnam Investment Management, Inc.
    Lord Abbett Growth and Income                             Lord, Abbett & Co. LLC
    Marsico Focused Growth(2)                                 Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust(1)                      Massachusetts Financial Services Company
    MFS Total Return(2)                                       Massachusetts Financial Services Company
    Mid-Cap Growth                                            J.P. Morgan Investment Management, Inc.
    Natural Resources                                         Wellington Management Company, LLP
    Small & Mid Cap Value(2)                                  AllianceBernstein, L.P.
    Technology                                                Columbia Management Advisors, LLC
    Telecom Utility                                           Massachusetts Financial Services Company
    Total Return Bond(4)                                      Pacific Investment Management Company LLC
    Van Kampen LIT Capital Growth, Class II Shares(5)         Van Kampen Asset Management
    Van Kampen LIT Comstock, Class II Shares(1)               Van Kampen Asset Management
    Van Kampen LIT Growth and Income, Class II Shares         Van Kampen Asset Management

(1)"Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts
   Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT
   Comstock, Class II Shares is an equity fund seeking capital growth and income.

(2)Class 3 shares of SAST.

(3)Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."

(4)On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley
   Investment Management, Inc. to Pacific Investment Management Company LLC.

(5)On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLE.......................................................................     4
     Maximum Owner Transaction Expenses..........................................     4
     Contract Maintenance Fee....................................................     4
     Separate Account Annual Expenses............................................     4
     Underlying Fund Expenses....................................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.............................................     6
 PURCHASING A VARIABLE ANNUITY...................................................     6
     Allocation of Purchase Payments.............................................     7
     Accumulation Units..........................................................     7
     Right to Examine............................................................     8
     Exchange Offers.............................................................     8
     Important Information For Military Servicemembers...........................     8
 INVESTMENT OPTIONS..............................................................     8
     Variable Portfolios.........................................................     8
         American Funds Insurance Series.........................................     9
         Anchor Series Trust.....................................................     9
         Lord Abbett Series Fund, Inc. ..........................................     9
         SunAmerica Series Trust.................................................     9
         Van Kampen Life Investment Trust........................................     9
     Substitution, Addition or Deletion of Variable Portfolios...................    11
     Fixed Accounts..............................................................    11
     Dollar Cost Averaging Program...............................................    11
     Transfers During the Accumulation Phase.....................................    12
     Automatic Asset Rebalancing Program.........................................    14
     Voting Rights...............................................................    14
 ACCESS TO YOUR MONEY............................................................    15
     Systematic Withdrawal Program...............................................    15
     Minimum Contract Value......................................................    15
 DEATH BENEFITS..................................................................    15
     Death Benefit Defined Terms.................................................    16
     Death Benefit Options.......................................................    16
     Optional EstatePlus Benefit.................................................    17
     Spousal Continuation........................................................    17
 EXPENSES........................................................................    18
     Separate Account Expenses...................................................    18
     Underlying Fund Expenses....................................................    18
     Transfer Fee................................................................    19
     Optional EstatePlus Fee.....................................................    19
     Premium Tax.................................................................    19
     Income Taxes................................................................    19
     Reduction or Elimination of Fees, Expenses and Additional Amounts
       Credited..................................................................    19
 ANNUITY INCOME OPTIONS..........................................................    19
     Annuity Date................................................................    19
     Annuity Income Options......................................................    19
     Fixed or Variable Annuity Income Payments...................................    20
     Annuity Income Payments.....................................................    20
     Transfers During the Income Phase...........................................    21
     Deferment of Payments.......................................................    21
 TAXES...........................................................................    21
     Annuity Contracts in General................................................    21
     Tax Treatment of Distributions - Non-Qualified Contracts....................    21
     Tax Treatment of Distributions - Qualified Contracts........................    22
     Required Minimum Distributions..............................................    23
     Tax Treatment of Death Benefits.............................................    23
     Contracts Owned by a Trust or Corporation...................................    24
     Gifts, Pledges and/or Assignments of a Contract.............................    24
     Diversification and Investor Control........................................    24
 OTHER INFORMATION...............................................................    24
     AIG SunAmerica Life.........................................................    24
     The Separate Account........................................................    25
     The General Account.........................................................    25
     Payments in Connection with Distribution of the Contract....................    25
     Administration..............................................................    27
     Legal Proceedings...........................................................    27
     Financial Statements........................................................    27
     Registration Statements.....................................................    28
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    28
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
   AND BENEFITS..................................................................   C-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE RIGHT TO EXAMINE IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are portfolio expenses on amounts invested in the Variable Portfolios, including Rule 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


SEE APPENDIX C FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   FEE TABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES........................................................................  None

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE........................................................
                                                            None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Mortality and Expense Risk Charge...............................................  1.37%
Distribution Expense Charge.....................................................  0.15%
Optional EstatePlus Fee(2)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%



UNDERLYING FUND EXPENSES (AS OF JANUARY 31, 2008)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM   MAXIMUM
                          -------------------------------------                             -------   -------
(expenses that are deducted from underlying portfolios of the Trusts, including management
  fees, other expenses and 12b-1 fees, if applicable).....................................   0.51%     1.25%


FOOTNOTE TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.



(2) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 1.77%, including optional EstatePlus, and investment in an Underlying Fund with total expenses of 1.25%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $305             $  933            $1,587            $3,337
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(3)


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $305             $  933            $1,587            $3,337
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.51%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $206              $637             $1,093            $2,358
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $206              $637             $1,093            $2,358
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
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                      THE ANCHOR ADVISOR VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.
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                         PURCHASING A VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 90 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.


You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by

     $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS



If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


     ANCHOR SERIES TRUST - CLASS 1


     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SUNAMERICA SERIES TRUST - CLASS 1


     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     As noted below, certain Variable Portfolios invest in Class 3 shares of SAST.

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                UNDERLYING FUNDS                                  MANAGED BY:                   TRUST  ASSET CLASS
                ----------------                                  -----------                   -----  -----------
Aggressive Growth                                 AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                                   AllianceBernstein, L.P.                       SAST   STOCK
American Funds Global Growth                      Capital Research and Management Company       AFIS   STOCK
American Funds Growth-Income                      Capital Research and Management Company       AFIS   STOCK
American Funds Growth                             Capital Research and Management Company       AFIS   STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                  AIG SunAmerica Asset Management Corp.         SAST   STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST    STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                   Columbia Management Advisors, LLC             SAST   CASH
Corporate Bond                                    Federated Investment Management Company       SAST   BONDS
Davis Venture Value                               Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street(1)                          AIG SunAmerica Asset Management Corp.         SAST   STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value(2)                                  Templeton Investment Counsel, LLC             SAST   STOCK
Fundamental Growth                                Wells Capital Management, Inc.                SAST   STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST   BONDS
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST    BONDS
Growth                                            Wellington Management Company, LLP            AST    STOCK
Growth-Income                                     AllianceBernstein, L.P.                       SAST   STOCK
Growth Opportunities                              Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
High-Yield Bond                                   AIG SunAmerica Asset Management Corp.         SAST   BONDS
International Diversified Equities                Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
International Growth and Income                   Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth(2)                         Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust(1)              Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return(2)                               Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management, Inc.       SAST   STOCK
Natural Resources                                 Wellington Management Company, LLP            AST    STOCK
Small & Mid Cap Value(2)                          AllianceBernstein, L.P.                       SAST   STOCK
Technology                                        Columbia Management Advisors, LLC             SAST   STOCK
Telecom Utility                                   Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(4)                              Pacific Investment Management Company LLC     SAST   BONDS
Van Kampen LIT Capital Growth, Class II           Van Kampen Asset Management                   VKT    STOCK
  Shares(5)
Van Kampen LIT Comstock, Class II Shares(1)       Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income, Class II        Van Kampen Asset Management                   VKT    STOCK
  Shares



(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.


(2) Class 3 shares of SAST.

(3) Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."

(4) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(5) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.


 YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING
         EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).


U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:


     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time.

You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

        ----------------------------------------------------------------
        ----------------------------------------------------------------

                              ACCESS TO YOUR MONEY

        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.



You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option.


DEATH BENEFIT DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:
     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing

Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
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                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEE

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES


Certain Underlying Funds available in this product assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.



There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, and Class 3 shares of SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.



The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE APPENDIX BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             ANNUITY INCOME OPTIONS

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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;
     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.


Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California

90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR


AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Annuity Account Four, under California law on November 8, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. The Statement of Additional Information contains more information regarding these arrangements.


GUARANTEE OF INSURANCE OBLIGATIONS


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 2.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.


PAYMENTS WE RECEIVE


We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.



RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Annuity Income Payments.........................    6
Annuity Unit Values.............................    6
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................    9
Death Benefits Following Spousal Continuation
  for Contracts Issued Before October 24,
  2001..........................................   10
Taxes...........................................   12
Broker-Dealer Firms Receiving Revenue Sharing
  Payments......................................   22
Distribution of Contracts.......................   23
Financial Statements............................   23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       INCEPTION     FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                           TO           ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$20.283     (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731     (a)$15.776
                                      (b)$17.073     (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592     (b)$15.589
        Ending AUV.................   (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731     (a)$15.776     (a)$17.604
                                      (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592     (b)$15.589     (b)$17.351
        Ending Number of AUs.......   (a)1,549,152   (a)1,113,813   (a)998,418     (a)918,204     (a)727,670     (a)551,178
                                      (b)2,901       (b)3,336       (b)4,795       (b)4,507       (b)4,781       (b)4,239
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$38.509     (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082     (a)$33.404
                                      (b)$32.000     (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794     (b)$32.991
        Ending AUV.................   (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082     (a)$33.404     (a)$33.154
                                      (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794     (b)$32.991     (b)$32.663
        Ending Number of AUs.......   (a)3,468,395   (a)2,495,614   (a)2,087,862   (a)1,635,976   (a)1,272,463   (a)963,216
                                      (b)24,593      (b)23,197      (b)24,778      (b)12,714      (b)8,754       (b)9,266
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS
Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$12.479     (a)$14.591     (a)$16.310     (a)$18.325
                                      (b)N/A         (b)N/A         (b)$12.447     (b)$14.537     (b)$16.209     (b)$18.167
        Ending AUV.................   (a)N/A         (a)N/A         (a)$14.591     (a)$16.310     (a)$18.325     (a)$21.736
                                      (b)N/A         (b)N/A         (b)$14.537     (b)$16.209     (b)$18.167     (b)$21.494
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)144,246     (a)615,729     (a)1,160,068   (a)1,683,503
                                      (b)N/A         (b)N/A         (b)875         (b)15,195      (b)41,719      (b)53,179
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class
2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$13.167     (a)$14.667     (a)$16.252     (a)$18.599
                                      (b)N/A         (b)N/A         (b)$13.139     (b)$14.621     (b)$16.161     (b)$18.448
        Ending AUV.................   (a)N/A         (a)N/A         (a)$14.667     (a)$16.252     (a)$18.599     (a)$20.190
                                      (b)N/A         (b)N/A         (b)$14.621     (b)$16.161     (b)$18.448     (b)$19.977
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)330,470     (a)813,276     (a)1,415,699   (a)1,791,032
                                      (b)N/A         (b)N/A         (b)5,884       (b)55,915      (b)62,571      (b)56,849
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-
INCOME - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$12.590     (a)$14.197     (a)$15.434     (a)$16.088
                                      (b)N/A         (b)N/A         (b)$12.560     (b)$14.148     (b)$15.342     (b)$15.952
        Ending AUV.................   (a)N/A         (a)N/A         (a)$14.197     (a)$15.434     (a)$16.088     (a)$18.254
                                      (b)N/A         (b)N/A         (b)$14.148     (b)$15.342     (b)$15.952     (b)$18.055
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)580,789     (a)1,614,783   (a)2,958,963   (a)4,005,701
                                      (b)N/A         (b)N/A         (b)8,914       (b)74,950      (b)101,235     (b)93,671
-----------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$19.448     (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327     (a)$23.083
                                      (b)$19.178     (b)$18.582     (b)$16.881     (b)$20.409     (b)$22.124     (b)$22.816
        Ending AUV.................   (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327     (a)$23.083     (a)$25.309
                                      (b)$18.582     (b)$16.881     (b)$20.409     (b)$22.124     (b)$22.816     (b)$24.953
        Ending Number of AUs.......   (a)1,700,036   (a)1,804,886   (a)1,803,785   (a)1,851,557   (a)1,700,748   (a)1,596,213
                                      (b)4,093       (b)14,688      (b)13,259      (b)9,923       (b)8,329       (b)7,924

-----------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$17.561     (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964     (a)$15.017
                                      (b)$16.318     (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819     (b)$14.835
        Ending AUV.................   (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964     (a)$15.017     (a)$16.398
                                      (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819     (b)$14.835     (b)$16.158
        Ending Number of AUs.......   (a)2,982,720   (a)2,302,709   (a)1,938,351   (a)1,593,062   (a)1,328,618   (a)1,154,984
                                      (b)7,505       (b)15,203      (b)12,214      (b)8,614       (b)8,069       (b)7,553

-----------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$8.759      (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996      (a)$6.056
                                      (b)$8.066      (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935      (b)$5.980
        Ending AUV.................   (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996      (a)$6.056      (a)$6.357
                                      (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935      (b)$5.980      (b)$6.261
        Ending Number of AUs.......   (a)84,737      (a)219,074     (a)377,969     (a)307,355     (a)257,480     (a)213,613
                                      (b)14,912      (b)24,894      (b)30,031      (b)62,032      (b)75,886      (b)67,420

-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
AGGRESSIVE GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$17.604
                                     (b)$17.351
        Ending AUV.................  (a)$17.254
                                     (b)$16.964
        Ending Number of AUs.......  (a)472,972
                                     (b)3,201
--------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$33.154
                                     (b)$32.663
        Ending AUV.................  (a)$37.424
                                     (b)$36.777
        Ending Number of AUs.......  (a)732,729
                                     (b)8,332
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS
Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$21.736
                                     (b)$21.494
        Ending AUV.................  (a)$24.587
                                     (b)$24.253
        Ending Number of AUs.......  (a)1,815,171
                                     (b)47,432
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class
2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$20.190
                                     (b)$19.977
        Ending AUV.................  (a)$22.342
                                     (b)$22.050
        Ending Number of AUs.......  (a)1,825,129
                                     (b)51,430
-----------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-
INCOME - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$18.254
                                     (b)$18.055
        Ending AUV.................  (a)$18.886
                                     (b)$18.633
        Ending Number of AUs.......  (a)4,325,528
                                     (b)97,790
------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$25.309
                                     (b)$24.953
        Ending AUV.................  (a)$27.031
                                     (b)$26.585
        Ending Number of AUs.......  (a)1,514,381
                                     (b)9,451
-----------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$16.398
                                     (b)$16.158
        Ending AUV.................  (a)$17.023
                                     (b)$16.733
        Ending Number of AUs.......  (a)970,721
                                     (b)6,923
-----------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$6.357
                                     (b)$6.261
        Ending AUV.................  (a)$7.142
                                     (b)$7.017
        Ending Number of AUs.......  (a)210,779
                                     (b)53,002
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

                                       INCEPTION     FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                           TO           ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$39.336     (a)$33.864     (a)$25.794     (a)$33.600     (a)$36.106     (a)$39.703
                                      (b)$33.269     (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743     (b)$39.206
        Ending AUV.................   (a)$33.864     (a)$25.794     (a)$33.600     (a)$36.106     (a)$39.703     (a)$43.571
                                      (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743     (b)$39.206     (b)$42.917
        Ending Number of AUs.......   (a)2,269,004   (a)1,854,892   (a)1,705,205   (a)1,490,686   (a)1,263,794   (a)1,137,127
                                      (b)29,640      (b)43,419      (b)44,085      (b)45,479      (b)45,904      (b)42,792

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$9.332      (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975      (a)$7.117
                                      (b)$9.103      (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904      (b)$7.027
        Ending AUV.................   (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975      (a)$7.117      (a)$8.177
                                      (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904      (b)$7.027      (b)$8.054
        Ending Number of AUs.......   (a)179,926     (a)213,444     (a)153,918     (a)192,318     (a)121,681     (a)159,177
                                      (b)32,029      (b)29,747      (b)21,191      (b)6,064       (b)9,648       (b)9,678

-----------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$12.793     (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838     (a)$12.997
                                      (b)$12.882     (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712     (b)$12.838
        Ending AUV.................   (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838     (a)$12.997     (a)$13.394
                                      (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712     (b)$12.838     (b)$13.197
        Ending Number of AUs.......   (a)15,479,712  (a)7,100,813   (a)1,794,139   (a)1,216,652   (a)1,047,946   (a)1,098,355
                                      (b)63,268      (b)41,598      (b)20,307      (b)49,074      (b)10,661      (b)12,816

-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$13.190     (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153     (a)$17.217
                                      (b)$13.674     (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977     (b)$16.997
        Ending AUV.................   (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153     (a)$17.217     (a)$17.951
                                      (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977     (b)$16.997     (b)$17.677
        Ending Number of AUs.......   (a)1,282,670   (a)1,250,457   (a)1,070,502   (a)1,028,350   (a)1,078,009   (a)1,152,296
                                      (b)29,323      (b)41,384      (b)38,215      (b)32,972      (b)35,953      (b)29,618

-----------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$30.052     (a)$26.245     (a)$21.522     (a)$28.218     (a)$31.548     (a)$34.369
                                      (b)$25.322     (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231     (b)$33.939
        Ending AUV.................   (a)$26.245     (a)$21.522     (a)$28.218     (a)$31.548     (a)$34.369     (a)$39.032
                                      (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231     (b)$33.939     (b)$38.448
        Ending Number of AUs.......   (a)4,522,372   (a)3,853,665   (a)3,450,131   (a)3,134,711   (a)2,752,424   (a)2,455,170
                                      (b)40,065      (b)49,296      (b)43,527      (b)31,429      (b)31,636      (b)26,103

-----------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class
1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$9.122      (a)$9.692      (a)$8.920      (a)$10.544     (a)$11.385     (a)$10.906
                                      (b)$9.388      (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272     (b)$10.771
        Ending AUV.................   (a)$9.692      (a)$8.920      (a)$10.544     (a)$11.385     (a)$10.906     (a)$13.067
                                      (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272     (b)$10.771     (b)$12.873
        Ending Number of AUs.......   (a)798,044     (a)853,991     (a)736,352     (a)561,071     (a)444,393     (a)366,486
                                      (b)3,074       (b)5,948       (b)8,746       (b)9,151       (b)2,391       (b)1,174

-----------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$17.029     (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603     (a)$18.148
                                      (b)$15.775     (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423     (b)$17.917
        Ending AUV.................   (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603     (a)$18.148     (a)$20.859
                                      (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423     (b)$17.917     (b)$20.543
        Ending Number of AUs.......   (a)1,377,996   (a)1,436,161   (a)1,263,554   (a)1,006,014   (a)799,430     (a)618,674
                                      (b)7,643       (b)13,372      (b)12,964      (b)13,833      (b)11,830      (b)12,111

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$10.559     (a)$12.463     (a)$14.701     (a)$15.918
                                      (b)N/A         (b)N/A         (b)$10.526     (b)$12.410     (b)$14.602     (b)$15.770
        Ending AUV.................   (a)N/A         (a)N/A         (a)$12.463     (a)$14.701     (a)$15.918     (a)$19.918
                                      (b)N/A         (b)N/A         (b)$12.410     (b)$14.602     (b)$15.770     (b)$19.684
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)20,980      (a)362,546     (a)518,541     (a)618,790
                                      (b)N/A         (b)N/A         (b)0.000       (b)2,002       (b)4,279       (b)2,248

-----------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$25.118     (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473     (a)$18.253
                                      (b)$22.169     (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300     (b)$18.028
        Ending AUV.................   (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473     (a)$18.253     (a)$19.018
                                      (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300     (b)$18.028     (b)$18.736
        Ending Number of AUs.......   (a)85,953      (a)99,343      (a)120,333     (a)98,773      (a)78,635      (a)74,993
                                      (b)3,731       (b)4,001       (b)5,291       (b)6,094       (b)6,072       (b)4,887

-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
CAPITAL APPRECIATION - AST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$43.571
                                     (b)$42.917
        Ending AUV.................  (a)$54.805
                                     (b)$53.849
        Ending Number of AUs.......  (a)1,020,333
                                     (b)35,821
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$8.177
                                     (b)$8.054
        Ending AUV.................  (a)$9.145
                                     (b)$8.985
        Ending Number of AUs.......  (a)156,237
                                     (b)9,674
-----------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$13.394
                                     (b)$13.197
        Ending AUV.................  (a)$13.787
                                     (b)$13.550
        Ending Number of AUs.......  (a)1,104,516
                                     (b)14,025
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$17.951
                                     (b)$17.677
        Ending AUV.................  (a)$18.648
                                     (b)$18.318
        Ending Number of AUs.......  (a)1,243,557
                                     (b)26,709
-----------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$39.032
                                     (b)$38.448
        Ending AUV.................  (a)$40.618
                                     (b)$39.910
        Ending Number of AUs.......  (a)2,126,888
                                     (b)26,351
-----------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class
1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$13.067
                                     (b)$12.873
        Ending AUV.................  (a)$12.621
                                     (b)$12.403
        Ending Number of AUs.......  (a)248,713
                                     (b)1,174
-----------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$20.859
                                     (b)$20.543
        Ending AUV.................  (a)$20.567
                                     (b)$20.204
        Ending Number of AUs.......  (a)510,851
                                     (b)10,226
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Share
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$19.918
                                     (b)$19.684
        Ending AUV.................  (a)$22.377
                                     (b)$22.059
        Ending Number of AUs.......  (a)689,634
                                     (b)2,338
-----------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$19.018
                                     (b)$18.736
        Ending AUV.................  (a)$21.569
                                     (b)$21.196
        Ending Number of AUs.......  (a)62,268
                                     (b)2,485
-----------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value

         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.




         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                       INCEPTION     FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                           TO           ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$15.158     (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087     (a)$17.601
                                      (b)$15.629     (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917     (b)$17.383
        Ending AUV.................   (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087     (a)$17.601     (a)$18.006
                                      (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917     (b)$17.383     (b)$17.738
        Ending Number of AUs.......   (a)426,778     (a)365,051     (a)300,945     (a)297,473     (a)322,542     (a)317,644
                                      (b)208         (b)598         (b)1,376       (b)2,174       (b)3,598       (b)3,138

-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$21.654     (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285     (a)$19.712
                                      (b)$19.803     (b)$17.425     (b)$12.524     (b)$15.588     (b)$17.111     (b)$19.465
        Ending AUV.................   (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285     (a)$19.712     (a)$24.050
                                      (b)$17.425     (b)$12.524     (b)$15.568     (b)$17.111     (b)$19.465     (b)$23.689
        Ending Number of AUs.......   (a)1,339,247   (a)929,945     (a)792,029     (a)598,465     (a)445,675     (a)384,820
                                      (b)4,681       (b)7,913       (b)6,210       (b)5,046       (b)5,165       (b)6,477

-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST
Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$14.557     (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972     (a)$17.157
                                      (b)$14.849     (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805     (b)$16.946
        Ending AUV.................   (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972     (a)$17.157     (a)$17.456
                                      (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805     (b)$16.946     (b)$17.198
        Ending Number of AUs.......   (a)2,871,304   (a)3,727,652   (a)2,707,534   (a)1,822,095   (a)1,658,067   (a)1,553,577
                                      (b)51,435      (b)75,513      (b)56,105      (b)52,262      (b)52,669      (b)41,425

-----------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$31.785     (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142     (a)$30.747
                                      (b)$26.441     (b)$27.144     (b)$20.757     (b)$26.496     (b)$28.856     (b)$30.369
        Ending AUV.................   (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142     (a)$30.747     (a)$34.307
                                      (b)$27.144     (b)$20.757     (b)$26.496     (b)$28.856     (b)$30.369     (b)$33.800
        Ending Number of AUs.......   (a)1,624,286   (a)1,255,588   (a)1,131,527   (a)907,773     (a)760,191     (a)620,293
                                      (b)12,570      (b)12,858      (b)13,228      (b)11,838      (b)9,900       (b)8,185

-----------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$32.417     (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342     (a)$29.925
                                      (b)$27.698     (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063     (b)$29.557
        Ending AUV.................   (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342     (a)$29.925     (a)$31.663
                                      (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063     (b)$29.557     (b)$31.195
        Ending Number of AUs.......   (a)3,750,334   (a)3,040,385   (a)2,572,643   (a)2,087,895   (a)1,642,478   (a)1,278,463
                                      (b)13,812      (b)19,928      (b)15,959      (b)11,836      (b)11,441      (b)9,200

-----------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$8.579      (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786      (a)$5.075
                                      (b)$6.988      (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742      (b)$5.016
        Ending AUV.................   (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786      (a)$5.075      (a)$5.670
                                      (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742      (b)$5.016      (b)$5.590
        Ending Number of AUs.......   (a)57,138      (a)147,919     (a)241,096     (a)167,203     (a)171,603     (a)168,142
                                      (b)1,528       (b)3,319       (b)2,765       (b)3,574       (b)5,749       (b)11,899

-----------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$13.279     (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401     (a)$18.658
                                      (b)$13.522     (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250     (b)$18.450
        Ending AUV.................   (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401     (a)$18.658     (a)$21.072
                                      (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250     (b)$18.450     (b)$20.785
        Ending Number of AUs.......   (a)1,205,175   (a)1,079,944   (a)1,423,384   (a)1,038,865   (a)927,030     (a)906,100
                                      (b)13,903      (b)18,915      (b)16,537      (b)12,709      (b)11,079      (b)9,771

-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$13.614     (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686     (a)$11.975
                                      (b)$12.109     (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581     (b)$11.828
        Ending AUV.................   (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686     (a)$11.975     (a)$14.561
                                      (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581     (b)$11.828     (b)$14.347
        Ending Number of AUs.......   (a)2,962,441   (a)2,588,862   (a)2,253,565   (a)2,018,801   (a)1,462,719   (a)1,344,028
                                      (b)9,943       (b)818         (b)13,414      (b)726         (b)808         (b)2,727

-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH &
INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$13.980     (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431     (a)$15.119
                                      (b)$12.558     (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293     (b)$14.926
        Ending AUV.................   (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431     (a)$15.119     (a)$18.918
                                      (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293     (b)$14.926     (b)$18.630
        Ending Number of AUs.......   (a)540,811     (a)361,014     (a)441,884     (a)730,761     (a)688,635     (a)779,718
                                      (b)12,893      (b)12,733      (b)9,786       (b)11,126      (b)6,756       (b)8,505

-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$18.006
                                     (b)$17.738
        Ending AUV.................  (a)$19.753
                                     (b)$19.411
        Ending Number of AUs.......  (a)445,946
                                     (b)5,159
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$24.050
                                     (b)$23.689
        Ending AUV.................  (a)$26.498
                                     (b)$26.036
        Ending Number of AUs.......  (a)324,105
                                     (b)5,913
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST
Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$17.456
                                     (b)$17.198
        Ending AUV.................  (a)$18.274
                                     (b)$17.959
        Ending Number of AUs.......  (a)1,537,810
                                     (b)40,968
-----------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$34.307
                                     (b)$33.800
        Ending AUV.................  (a)$37.234
                                     (b)$36.593
        Ending Number of AUs.......  (a)499,080
                                     (b)8,008
-----------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$31.663
                                     (b)$31.195
        Ending AUV.................  (a)$34.653
                                     (b)$34.056
        Ending Number of AUs.......  (a)997,911
                                     (b)9,198
-----------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$5.670
                                     (b)$5.590
        Ending AUV.................  (a)$6.789
                                     (b)$6.677
        Ending Number of AUs.......  (a)183,474
                                     (b)11,351
-----------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$21.072
                                     (b)$20.785
        Ending AUV.................  (a)$21.041
                                     (b)$20.702
        Ending Number of AUs.......  (a)683,734
                                     (b)9,013
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$14.561
                                     (b)$14.347
        Ending AUV.................  (a)$16.543
                                     (b)$16.258
        Ending Number of AUs.......  (a)1,111,188
                                     (b)1,784
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH &
INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$18.918
                                     (b)$18.630
        Ending AUV.................  (a)$19.968
                                     (b)$19.615
        Ending Number of AUs.......  (a)813,577
                                     (b)7,781
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

                                       INCEPTION     FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                           TO           ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$9.337      (a)$10.556     (a)$11.713     (a)$11.911
                                      (b)N/A         (b)N/A         (b)$9.300      (b)$10.503     (b)$11.624     (b)$11.791
        Ending AUV.................   (a)N/A         (a)N/A         (a)$10.556     (a)$11.713     (a)$11.911     (a)$13.758
                                      (b)N/A         (b)N/A         (b)$10.503     (b)$11.624     (b)$11.791     (b)$13.586
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)138,758     (a)672,413     (a)1,370,488   (a)1,889,733
                                      (b)N/A         (b)N/A         (b)5,076       (b)27,324      (b)43,991      (b)45,261

-----------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class
1 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$8.768      (a)$9.550      (a)$10.466     (a)$11.413
                                      (b)N/A         (b)N/A         (b)$8.743      (b)$0.000      (b)$10.324     (b)$11.268
        Ending AUV.................   (a)N/A         (a)N/A         (a)$9.550      (a)$10.466     (a)$11.413     (a)$12.206
                                      (b)N/A         (b)N/A         (b)$0.000      (b)$0.000      (b)$11.268     (b)$12.021
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)172,556     (a)126,389     (a)216,259     (a)255,941
                                      (b)N/A         (b)N/A         (b)0.000       (b)0           (b)0           (b)1,330

-----------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$23.098     (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863     (a)$21.074
                                      (b)$19.550     (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669     (b)$20.816
        Ending AUV.................   (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863     (a)$21.074     (a)$23.492
                                      (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669     (b)$20.816     (b)$23.147
        Ending Number of AUs.......   (a)194,759     (a)308,531     (a)347,019     (a)274,390     (a)214,714     (a)175,764
                                      (b)16,776      (b)25,647      (b)12,161      (b)11,007      (b)7,945       (b)7,665

-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 1
Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$21.276     (a)$22.895     (a)$25.099     (a)$25.473
                                      (b)N/A         (b)N/A         (b)$21.151     (b)$22.735     (b)$24.861     (b)$25.169
        Ending AUV.................   (a)N/A         (a)N/A         (a)$22.895     (a)$25.099     (a)$25.473     (a)$28.098
                                      (b)N/A         (b)N/A         (b)$22.735     (b)$24.861     (b)$25.169     (b)$27.694
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)113,928     (a)354,737     (a)816,078     (a)1,145,362
                                      (b)N/A         (b)N/A         (b)1,795       (b)28,996      (b)67,325      (b)46,271

-----------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$16.649     (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605     (a)$10.778
                                      (b)$16.262     (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499     (b)$10.643
        Ending AUV.................   (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605     (a)$10.778     (a)$10.888
                                      (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499     (b)$10.643     (b)$10.725
        Ending Number of AUs.......   (a)337,250     (a)412,156     (a)1,404,870   (a)642,027     (a)486,379     (a)448,140
                                      (b)24,177      (b)30,661      (b)31,824      (b)31,195      (b)18,828      (b)18,763

-----------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$14.706     (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405     (a)$39.440
                                      (b)$15.450     (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133     (b)$38.951
        Ending AUV.................   (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405     (a)$39.440     (a)$48.529
                                      (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133     (b)$38.951     (b)$47.807
        Ending Number of AUs.......   (a)291,991     (a)345,600     (a)360,978     (a)387,002     (a)388,718     (a)315,257
                                      (b)258         (b)3,543       (b)407         (b)1,573       (b)6,105       (b)7,693

-----------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class
  3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$11.487     (a)$13.590     (a)$15.770     (a)$16.432
                                      (b)N/A         (b)N/A         (b)$11.446     (b)$13.525     (b)$15.657     (b)$16.273
        Ending AUV.................   (a)N/A         (a)N/A         (a)$13.590     (a)$15.770     (a)$16.432     (a)$18.363
                                      (b)N/A         (b)N/A         (b)$13.525     (b)$15.657     (b)$16.273     (b)$18.140
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)35,851      (a)540,565     (a)610,756     (a)644,247
                                      (b)N/A         (b)N/A         (b)0           (b)4,061       (b)9,977       (b)10,960

-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$5.986      (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455      (a)$2.413
                                      (b)$4.505      (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431      (b)$2.383
        Ending AUV.................   (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455      (a)$2.413      (a)$2.403
                                      (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431      (b)$2.383      (b)$2.368
        Ending Number of AUs.......   (a)452,103     (a)477,205     (a)3,596,149   (a)516,107     (a)557,215     (a)357,900
                                      (b)8,367       (b)9,496       (b)14,350      (b)5,093       (b)5,068       (b)2,251

-----------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$13.537     (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621     (a)$12.192
                                      (b)$13.611     (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508     (b)$12.044
        Ending AUV.................   (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621     (a)$12.192     (a)$15.191
                                      (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508     (b)$12.044     (b)$14.969
        Ending Number of AUs.......   (a)741,375     (a)580,807     (a)475,095     (a)406,395     (a)323,245     (a)303,562
                                      (b)346         (b)238         (b)241         (b)234         (b)231         (b)219

-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
LORD ABBETT SERIES FUND GROWTH AND
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$13.758
                                     (b)$13.586
        Ending AUV.................  (a)$14.016
                                     (b)$13.806
        Ending Number of AUs.......  (a)2,042,160
                                     (b)43,994
-----------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class
1 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$12.206
                                     (b)$12.021
        Ending AUV.................  (a)$13.663
                                     (b)$13.423
        Ending Number of AUs.......  (a)220,876
                                     (b)0
-----------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST -
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$23.492
                                     (b)$23.147
        Ending AUV.................  (a)$25.584
                                     (b)$25.145
        Ending Number of AUs.......  (a)137,193
                                     (b)6,953
-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 1
Shares
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$28.098
                                     (b)$27.694
        Ending AUV.................  (a)$28.848
                                     (b)$28.362
        Ending Number of AUs.......  (a)1,263,235
                                     (b)47,934
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$10.888
                                     (b)$10.725
        Ending AUV.................  (a)$12.541
                                     (b)$12.323
        Ending Number of AUs.......  (a)352,918
                                     (b)16,694
-----------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$48.529
                                     (b)$47.807
        Ending AUV.................  (a)$67.013
                                     (b)$65.852
        Ending Number of AUs.......  (a)313,563
                                     (b)6,026
-----------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class
  3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$18.363
                                     (b)$18.140
        Ending AUV.................  (a)$18.366
                                     (b)$18.098
        Ending Number of AUs.......  (a)629,314
                                     (b)8,690
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$2.403
                                     (b)$2.368
        Ending AUV.................  (a)$2.886
                                     (b)$2.836
        Ending Number of AUs.......  (a)340,916
                                     (b)1,504
-----------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$15.191
                                     (b)$14.969
        Ending AUV.................  (a)$18.091
                                     (b)$17.782
        Ending Number of AUs.......  (a)272,670
                                     (b)62
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.




         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                       INCEPTION     FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                           TO           ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1
Shares
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$15.005     (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754     (a)$19.822
                                      (b)$14.955     (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604     (b)$19.615
        Ending AUV.................   (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754     (a)$19.822     (a)$21.404
                                      (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604     (b)$19.615     (b)$21.128
        Ending Number of AUs.......   (a)304,989     (a)257,489     (a)280,688     (a)226,068     (a)237,804     (a)235,107
                                      (b)803         (b)840         (b)702         (b)751         (b)3,592       (b)2,692

-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 12/10/01)
        Beginning AUV..............   (a)$0          (a)$0          (a)$8.020      (a)$8.610      (a)$9.057      (a)$9.602
                                      (b)$0          (b)$0          (b)$7.955      (b)$8.530      (b)$8.952      (b)$9.466
        Ending AUV.................   (a)$0          (a)$0          (a)$8.610      (a)$9.057      (a)$9.602      (a)$9.705
                                      (b)$0          (b)$0          (b)$8.530      (b)$8.952      (b)$9.466      (b)$9.544
        Ending Number of AUs.......   (a)0           (a)0           (a)34,571      (a)67,156      (a)75,779      (a)96,426
                                      (b)0           (b)0           (b)1,506       (b)2,884       (b)5,065       (b)6,834

-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 12/10/01)
        Beginning AUV..............   (a)$0          (a)$0          (a)$9.158      (a)$10.431     (a)$12.064     (a)$12.371
                                      (b)$0          (b)$0          (b)$9.126      (b)$10.382     (b)$11.978     (b)$12.252
        Ending AUV.................   (a)$0          (a)$0          (a)$10.431     (a)$12.064     (a)$12.371     (a)$14.139
                                      (b)$0          (b)$0          (b)$10.382     (b)$11.978     (b)$12.252     (b)$13.968
        Ending Number of AUs.......   (a)0           (a)0           (a)146,887     (a)563,966     (a)1,461,633   (a)1,911,390
                                      (b)0           (b)0           (b)7,082       (b)54,095      (b)93,560      (b)91,413

-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 1/25/02)
        Beginning AUV..............   (a)N/A         (a)$0          (a)$9.868      (a)$11.139     (a)$12.520     (a)$13.529
                                      (b)N/A         (b)$0          (b)$9.827      (b)$11.081     (b)$12.424     (b)$13.392
        Ending AUV.................   (a)N/A         (a)$0          (a)$11.139     (a)$12.520     (a)$13.529     (a)$15.454
                                      (b)N/A         (b)$0          (b)$11.081     (b)$12.424     (b)$13.392     (b)$15.259
        Ending Number of AUs.......   (a)N/A         (a)0           (a)130,936     (a)378,009     (a)903,592     (a)1,419,655
                                      (b)N/A         (b)0           (b)4,630       (b)16,151      (b)29,438      (b)33,466

-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
TOTAL RETURN BOND - SAST Class 1
Shares
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$21.404
                                     (b)$21.128
        Ending AUV.................  (a)$22.251
                                     (b)$21.909
        Ending Number of AUs.......  (a)232,025
                                     (b)3,191
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLAS
(formerly Van Kampen LIT Strategic
(Inception Date - 12/10/01)
        Beginning AUV..............  (a)$9.705
                                     (b)$9.544
        Ending AUV.................  (a)$11.150
                                     (b)$10.938
        Ending Number of AUs.......  (a)84,883
                                     (b)6,127
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II S
(Inception Date - 12/10/01)
        Beginning AUV..............  (a)$14.139
                                     (b)$13.968
        Ending AUV.................  (a)$13.601
                                     (b)$13.404
        Ending Number of AUs.......  (a)1,952,907
                                     (b)82,771
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, C
(Inception Date - 1/25/02)
        Beginning AUV..............  (a)$15.454
                                     (b)$15.259
        Ending AUV.................  (a)$15.605
                                     (b)$15.370
        Ending Number of AUs.......  (a)1,587,181
                                     (b)38,069
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Withdrawals recorded after the date of death in the same proportion that the Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Withdrawals recorded after the seventh contract anniversary in the same proportion that the Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Withdrawals since the seventh contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or
          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Purchase Payment Accumulation     Net Purchase Payments are compounded at a 3% annual growth    Washington
 Death Benefit                     rate regardless of the issue age.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                  MAY 1, 2008


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT FOUR


This variable annuity has several investment options -- Variable Portfolios (which are subaccounts of the separate account) and available fixed account options. Each Variable Portfolio invests exclusively in the shares of one of the Underlying Funds listed below. The Underlying Funds are part of the American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").



UNDERLYING FUNDS:                                             MANAGED BY:
    Aggressive Growth                                         AIG SunAmerica Asset Management Corp.
    Alliance Growth                                           AllianceBernstein, L.P.
    American Funds Global Growth                              Capital Research and Management Company
    American Funds Growth-Income                              Capital Research and Management Company
    American Funds Growth                                     Capital Research and Management Company
    Asset Allocation                                          Edge Asset Management, Inc.
    Balanced                                                  J.P. Morgan Investment Management Inc.
    Blue Chip Growth                                          AIG SunAmerica Asset Management Corp.
    Capital Appreciation                                      Wellington Management Company, LLP
    Capital Growth                                            OppenheimerFunds, Inc.
    Cash Management                                           Columbia Management Advisors, LLC
    Corporate Bond                                            Federated Investment Management Company
    Davis Venture Value                                       Davis Selected Advisers LLC
    "Dogs" of Wall Street(1)                                  AIG SunAmerica Asset Management Corp.
    Equity Opportunities                                      OppenheimerFunds, Inc.
    Foreign Value(2)                                          Templeton Investment Counsel, LLC
    Fundamental Growth                                        Wells Capital Management, Inc.
    Global Bond                                               Goldman Sachs Asset Management International
    Global Equities                                           J.P. Morgan Investment Management Inc.
    Government and Quality Bond                               Wellington Management Company, LLP
    Growth                                                    Wellington Management Company, LLP
    Growth-Income                                             AllianceBernstein, L.P.
    Growth Opportunities                                      Morgan Stanley Investment Management Inc.(3)
    High-Yield Bond                                           AIG SunAmerica Asset Management Corp.
    International Diversified Equities                        Morgan Stanley Investment Management Inc.(3)
    International Growth and Income                           Putnam Investment Management, Inc.
    Lord Abbett Growth and Income                             Lord, Abbett & Co. LLC
    Marsico Focused Growth(2)                                 Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust(1)                      Massachusetts Financial Services Company
    MFS Total Return(2)                                       Massachusetts Financial Services Company
    Mid-Cap Growth                                            J.P. Morgan Investment Management, Inc.
    Natural Resources                                         Wellington Management Company, LLP
    Small & Mid Cap Value(2)                                  AllianceBernstein, L.P.
    Technology                                                Columbia Management Advisors, LLC
    Telecom Utility                                           Massachusetts Financial Services Company
    Total Return Bond(4)                                      Pacific Investment Management Company LLC
    Van Kampen LIT Capital Growth, Class II Shares(5)         Van Kampen Asset Management
    Van Kampen LIT Comstock, Class II Shares(1)               Van Kampen Asset Management
    Van Kampen LIT Growth and Income, Class II Shares         Van Kampen Asset Management

This contract is no longer available for purchase by new contract owners.

(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS
Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van
Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(2) Class 3 shares of SAST.

(3) Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."

(4) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(5) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLE.......................................................................     4
     Maximum Owner Transaction Expenses..........................................     4
     Contract Maintenance Fee....................................................     4
     Separate Account Annual Expenses............................................     4
     Underlying Fund Expenses....................................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.............................................     6
 PURCHASING A VARIABLE ANNUITY...................................................     6
     Allocation of Purchase Payments.............................................     7
     Accumulation Units..........................................................     7
     Right to Examine............................................................     8
     Exchange Offers.............................................................     8
 INVESTMENT OPTIONS..............................................................     8
     Variable Portfolios.........................................................     8
         American Funds Insurance Series.........................................     8
         Anchor Series Trust.....................................................     9
         Lord Abbett Series Fund, Inc. ..........................................     9
         SunAmerica Series Trust.................................................     9
         Van Kampen Life Investment Trust........................................     9
     Substitution, Addition or Deletion of Variable Portfolios...................    11
     Fixed Accounts..............................................................    11
     Dollar Cost Averaging Program...............................................    11
     Polaris Portfolio Allocator Program.........................................    12
     Transfers During the Accumulation Phase.....................................    13
     Automatic Asset Rebalancing Program.........................................    15
     Voting Rights...............................................................    16
 ACCESS TO YOUR MONEY............................................................    16
     Systematic Withdrawal Program...............................................    16
     Minimum Contract Value......................................................    16
 DEATH BENEFITS..................................................................    16
     Death Benefit Defined Terms.................................................    17
     Death Benefit Options.......................................................    18
     Optional EstatePlus Benefit.................................................    18
     Spousal Continuation........................................................    19
 EXPENSES........................................................................    19
     Separate Account Expenses...................................................    20
     Underlying Fund Expenses....................................................    20
     Transfer Fee................................................................    20
     Optional EstatePlus Fee.....................................................    20
     Premium Tax.................................................................    20
     Income Taxes................................................................    20
     Reduction or Elimination of Fees, Expenses and Additional Amounts
       Credited..................................................................    20
 ANNUITY INCOME OPTIONS..........................................................    21
     Annuity Date................................................................    21
     Annuity Income Options......................................................    21
     Fixed or Variable Annuity Income Payments...................................    22
     Annuity Income Payments.....................................................    22
     Transfers During the Income Phase...........................................    22
     Deferment of Payments.......................................................    22
 TAXES...........................................................................    22
     Annuity Contracts in General................................................    22
     Tax Treatment of Distributions - Non-Qualified Contracts....................    23
     Tax Treatment of Distributions - Qualified Contracts........................    23
     Required Minimum Distributions..............................................    24
     Tax Treatment of Death Benefits.............................................    25
     Contracts Owned by a Trust or Corporation...................................    25
     Gifts, Pledges and/or Assignments of a Contract.............................    25
     Diversification and Investor Control........................................    26
 OTHER INFORMATION...............................................................    26
     AIG SunAmerica Life.........................................................    26
     The Separate Account........................................................    26
     The General Account.........................................................    26
     Payments in Connection with Distribution of the Contract....................    27
     Administration..............................................................    28
     Legal Proceedings...........................................................    28
     Financial Statements........................................................    29
     Registration Statements.....................................................    29
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    30
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
   AND BENEFITS..................................................................   C-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE RIGHT TO EXAMINE IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are portfolio expenses on amounts invested in the Variable Portfolios, including Rule 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


SEE APPENDIX C FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   FEE TABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES........................................................................  None

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE........................................................
                                                            None

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Mortality and Expense Risk Charge...............................................  1.37%
Distribution Expense Charge.....................................................  0.15%
Optional EstatePlus Fee(2)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%


UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                         TOTAL ANNUAL UNDERLYING FUND EXPENSES(3)                           MINIMUM   MAXIMUM
                         ----------------------------------------                           -------   -------
(expenses that are deducted from underlying portfolios of the Trusts, including management
  fees, other expenses and 12b-1 fees, if applicable).....................................   0.52%     1.40%



FOOTNOTE TO THE FEE TABLE:



(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.



(2) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.



(3) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2008. The minimum expense is for an Underlying Fund of American Fund Insurance Series Trust as of its fiscal year ended December 31, 2007.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77%, including optional EstatePlus, and investment in an Underlying Fund with total expenses of 1.40%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $320             $  977            $1,659            $3,476
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(3)



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $320             $  977            $1,659            $3,476
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $640             $1,098            $2,369
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $207              $640             $1,098            $2,369
---------------------------------------------------------------------
---------------------------------------------------------------------



EXPLANATION OF FEE TABLE AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.
        ----------------------------------------------------------------
        ----------------------------------------------------------------
                         PURCHASING A VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 90 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.


You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by

     $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 2

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").
     SUNAMERICA SERIES TRUST - CLASS 2

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     As noted below, certain Variable Portfolios invest in Class 3 shares of SAST.

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                UNDERLYING FUNDS                                  MANAGED BY:                   TRUST  ASSET CLASS
                ----------------                                  -----------                   -----  -----------
Aggressive Growth                                 AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                                   AllianceBernstein, L.P.                       SAST   STOCK
American Funds Global Growth                      Capital Research and Management Company       AFIS   STOCK
American Funds Growth-Income                      Capital Research and Management Company       AFIS   STOCK
American Funds Growth                             Capital Research and Management Company       AFIS   STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                  AIG SunAmerica Asset Management Corp.         SAST   STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST    STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                   Columbia Management Advisors, LLC             SAST   CASH
Corporate Bond                                    Federated Investment Management Company       SAST   BONDS
Davis Venture Value                               Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street(1)                          AIG SunAmerica Asset Management Corp.         SAST   STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value(2)                                  Templeton Investment Counsel, LLC             SAST   STOCK
Fundamental Growth                                Wells Capital Management, Inc.                SAST   STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST   BONDS
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST    BONDS
Growth                                            Wellington Management Company, LLP            AST    STOCK
Growth-Income                                     AllianceBernstein, L.P.                       SAST   STOCK
Growth Opportunities                              Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
High-Yield Bond                                   AIG SunAmerica Asset Management Corp.         SAST   BONDS
International Diversified Equities                Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
International Growth and Income                   Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth(2)                         Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust(1)              Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return(2)                               Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management, Inc.       SAST   STOCK
Natural Resources                                 Wellington Management Company, LLP            AST    STOCK
Small & Mid Cap Value(2)                          AllianceBernstein, L.P.                       SAST   STOCK
Technology                                        Columbia Management Advisors, LLC             SAST   STOCK
Telecom Utility                                   Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(4)                              Pacific Investment Management Company LLC     SAST   BONDS
Van Kampen LIT Capital Growth, Class II           Van Kampen Asset Management                   VKT    STOCK
  Shares(5)
Van Kampen LIT Comstock, Class II Shares(1)       Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income, Class II        Van Kampen Asset Management                   VKT    STOCK
  Shares



(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.



(2) Class 3 shares of SAST.



(3) Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."



(4)On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.



(5) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.



 YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING
         EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.



You can transfer 100% of your investment from one Portfolio Allocator model to a different Portfolio Allocator model at any time.


WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio

Allocator model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.



Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment needs may change. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


The Portfolio Allocator models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.



The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.



The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the

Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).


U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:


     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


        ----------------------------------------------------------------

        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.



You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that contract anniversary.


If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX C -- STATE

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CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEE

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES


Certain Underlying Funds available in this product assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.


There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, and Class 3 shares of SunAmerica Series Trust, and an annualized 0.15% fee applicable to Class 2 of the Anchor Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.



For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE APPENDIX BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             ANNUITY INCOME OPTIONS

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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs,

Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.


Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age
70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.
Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

        ----------------------------------------------------------------

        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR


AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Annuity Account Four, under California law on November 8, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The

Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.



GUARANTEE OF INSURANCE OBLIGATIONS



As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 2.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.


PAYMENTS WE RECEIVE


We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.



RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Annuity Income Payments.........................    6
Annuity Unit Values.............................    6
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................    9
Death Benefits Following Spousal Continuation
  for Contracts Issued Before October 24,
  2001..........................................   10
Taxes...........................................   12
Broker-Dealer Firms Receiving Revenue Sharing
  Payments......................................   22
Distribution of Contracts.......................   23
Financial Statements............................   23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$15.970     (a)$13.627     (a)$10.092     (a)$12.750     (a)$14.643     (a)$15.658
                                      (b)$15.970     (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527     (b)$15.496
        Ending AUV.................   (a)$13.627     (a)$10.092     (a)$12.750     (a)$14.643     (a)$15.658     (a)$17.446
                                      (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527     (b)$15.496     (b)$17.221
        Ending Number of AUs.......   (a)21,673      (a)41,145      (a)60,005      (a)55,327      (a)89,057      (a)41,385
                                      (b)8,449       (b)12,792      (b)13,028      (b)10,626      (b)6,482       (b)5,333
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$32.786     (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811     (a)$33.044
                                      (b)$32.786     (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536     (b)$32.647
        Ending AUV.................   (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811     (a)$33.044     (a)$32.748
                                      (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536     (b)$32.647     (b)$32.274
        Ending Number of AUs.......   (a)97,729      (a)227,946     (a)229,139     (a)175,154     (a)150,198     (a)119,922
                                      (b)21,106      (b)40,550      (b)32,571      (b)28,816      (b)14,170      (b)10,643
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$12.479     (a)$14.591     (a)$16.310     (a)$18.325
                                      (b)N/A         (b)N/A         (b)$12.447     (b)$14.537     (b)$16.209     (b)$18.167
        Ending AUV.................   (a)N/A         (a)N/A         (a)$14.591     (a)$16.310     (a)$18.325     (a)$21.736
                                      (b)N/A         (b)N/A         (b)$14.537     (b)$16.209     (b)$18.167     (b)$21.494
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)10,818      (a)161,894     (a)191,729     (a)168,966
                                      (b)N/A         (b)N/A         (b)10,669      (b)23,484      (b)24,963      (b)18,534
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$13.167     (a)$14.667     (a)$16.252     (a)$18.599
                                      (b)N/A         (b)N/A         (b)$13.139     (b)$14.621     (b)$16.161     (b)$18.448
        Ending AUV.................   (a)N/A         (a)N/A         (a)$14.667     (a)$16.252     (a)$18.599     (a)$20.190
                                      (b)N/A         (b)N/A         (b)$14.621     (b)$16.161     (b)$18.448     (b)$19.977
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)75,729      (a)338,206     (a)390,021     (a)422,950
                                      (b)N/A         (b)N/A         (b)10,306      (b)35,475      (b)38,523      (b)30,298
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$12.590     (a)$14.197     (a)$15.434     (a)$16.088
                                      (b)N/A         (b)N/A         (b)$12.560     (b)$14.148     (b)$15.342     (b)$15.952
        Ending AUV.................   (a)N/A         (a)N/A         (a)$14.197     (a)$15.434     (a)$16.088     (a)$18.254
                                      (b)N/A         (b)N/A         (b)$14.148     (b)$15.342     (b)$15.952     (b)$18.055
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)83,828      (a)505,613     (a)501,046     (a)477,018
                                      (b)N/A         (b)N/A         (b)15,252      (b)59,702      (b)65,875      (b)64,268
-----------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$18.647     (a)$18.608     (a)$16.920     (a)$20.478     (a)$22.218     (a)$22.936
                                      (b)$18.647     (b)$18.608     (b)$16.878     (b)$20.377     (b)$22.052     (b)$22.708
        Ending AUV.................   (a)$18.608     (a)$16.920     (a)$20.478     (a)$22.218     (a)$22.936     (a)$25.110
                                      (b)$18.608     (b)$16.878     (b)$20.377     (b)$22.052     (b)$22.708     (b)$24.798
        Ending Number of AUs.......   (a)42,880      (a)365,202     (a)483,327     (a)632,174     (a)610,059     (a)564,600
                                      (b)14,146      (b)27,300      (b)26,476      (b)26,624      (b)22,665      (b)20,414
-----------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$15.626     (a)$15.005     (a)$12.518     (a)$14.170     (a)$14.881     (a)$14.912
                                      (b)$15.626     (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769     (b)$14.763
        Ending AUV.................   (a)$15.005     (a)$12.518     (a)$14.170     (a)$14.881     (a)$14.912     (a)$16.259
                                      (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769     (b)$14.763     (b)$16.056
        Ending Number of AUs.......   (a)107,427     (a)357,033     (a)361,492     (a)329,596     (a)291,468     (a)234,198
                                      (b)3,241       (b)22,241      (b)24,978      (b)21,078      (b)14,167      (b)9,439
-----------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$7.199      (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980      (a)$6.030
                                      (b)$7.199      (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930      (b)$5.965
        Ending AUV.................   (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980      (a)$6.030      (a)$6.321
                                      (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930      (b)$5.965      (b)$6.237
        Ending Number of AUs.......   (a)28,297      (a)203,638     (a)236,317     (a)289,679     (a)253,847     (a)179,160
                                      (b)15,167      (b)43,031      (b)50,790      (b)50,389      (b)35,883      (b)32,038
-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
AGGRESSIVE GROWTH - SAST Class 2 Sh
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$17.446
                                     (b)$17.221
        Ending AUV.................  (a)$17.074
                                     (b)$16.813
        Ending Number of AUs.......  (a)39,546
                                     (b)4,137
--------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 2 Shar
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$32.748
                                     (b)$32.274
        Ending AUV.................  (a)$36.909
                                     (b)$36.284
        Ending Number of AUs.......  (a)98,319
                                     (b)8,093
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$21.736
                                     (b)$21.494
        Ending AUV.................  (a)$24.587
                                     (b)$24.253
        Ending Number of AUs.......  (a)166,497
                                     (b)12,312
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$20.190
                                     (b)$19.977
        Ending AUV.................  (a)$22.342
                                     (b)$22.050
        Ending Number of AUs.......  (a)421,269
                                     (b)27,777
-----------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$18.254
                                     (b)$18.055
        Ending AUV.................  (a)$18.886
                                     (b)$18.633
        Ending Number of AUs.......  (a)451,729
                                     (b)56,863
------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 2 Shar
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$25.110
                                     (b)$24.798
        Ending AUV.................  (a)$26.779
                                     (b)$26.380
        Ending Number of AUs.......  (a)502,047
                                     (b)19,709
-----------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$16.259
                                     (b)$16.056
        Ending AUV.................  (a)$16.856
                                     (b)$16.604
        Ending Number of AUs.......  (a)208,851
                                     (b)8,357
-----------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 2 Sha
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$6.321
                                     (b)$6.237
        Ending AUV.................  (a)$7.090
                                     (b)$6.979
        Ending Number of AUs.......  (a)113,259
                                     (b)30,739
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

                                      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$35.378     (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995     (a)$39.522
                                      (b)$35.378     (b)$33.891     (b)$25.714     (b)$33.363     (b)$35.710     (b)$39.111
        Ending AUV.................   (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995     (a)$39.522     (a)$43.307
                                      (b)$33.891     (b)$25.714     (b)$33.363     (b)$35.710     (b)$39.111     (b)$42.750
        Ending Number of AUs.......   (a)68,173      (a)230,201     (a)268,363     (a)250,087     (a)218,390     (a)174,039
                                      (b)12,765      (b)32,723      (b)36,501      (b)35,329      (b)24,535      (b)19,486
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$8.100      (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943      (a)$7.074
                                      (b)$8.100      (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887      (b)$6.999
        Ending AUV.................   (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943      (a)$7.074      (a)$8.115
                                      (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887      (b)$6.999      (b)$8.009
        Ending Number of AUs.......   (a)34,702      (a)93,584      (a)102,840     (a)98,361      (a)59,761      (a)61,685
                                      (b)9,127       (b)21,629      (b)13,418      (b)11,905      (b)6,544       (b)2,503
-----------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$12.987     (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776     (a)$12.915
                                      (b)$12.987     (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687     (b)$12.793
        Ending AUV.................   (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776     (a)$12.915     (a)$13.289
                                      (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687     (b)$12.793     (b)$13.131
        Ending Number of AUs.......   (a)666,933     (a)2,691,023   (a)737,961     (a)350,330     (a)283,753     (a)218,021
                                      (b)35,811      (b)127,783     (b)44,539      (b)18,584      (b)17,484      (b)48,516
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$13.663     (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077     (a)$17.115
                                      (b)$13.663     (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924     (b)$16.920
        Ending AUV.................   (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077     (a)$17.115     (a)$17.817
                                      (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924     (b)$16.920     (b)$17.570
        Ending Number of AUs.......   (a)80,015      (a)372,600     (a)431,694     (a)469,027     (a)445,743     (a)411,889
                                      (b)18,206      (b)44,153      (b)42,516      (b)53,110      (b)48,298      (b)47,849
-----------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$27.129     (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362     (a)$34.116
                                      (b)$27.129     (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088     (b)$33.733
        Ending AUV.................   (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362     (a)$34.116     (a)$38.687
                                      (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088     (b)$33.733     (b)$38.157
        Ending Number of AUs.......   (a)258,892     (a)538,252     (a)576,810     (a)566,528     (a)508,636     (a)460,070
                                      (b)36,023      (b)56,681      (b)64,759      (b)65,871      (b)52,225      (b)46,903
-----------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$9.376      (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348     (a)$10.855
                                      (b)$9.376      (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239     (b)$10.724
        Ending AUV.................   (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348     (a)$10.855     (a)$12.986
                                      (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239     (b)$10.724     (b)$12.797
        Ending Number of AUs.......   (a)32,920      (a)132,185     (a)204,227     (a)212,687     (a)185,694     (a)143,323
                                      (b)4,748       (b)19,343      (b)19,964      (b)21,258      (b)14,376      (b)11,629
-----------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$16.876     (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524     (a)$18.039
                                      (b)$16.876     (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389     (b)$17.855
        Ending AUV.................   (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524     (a)$18.039     (a)$20.703
                                      (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389     (b)$17.855     (b)$20.441
        Ending Number of AUs.......   (a)45,973      (a)157,053     (a)158,591     (a)145,709     (a)125,823     (a)108,264
                                      (b)38,403      (b)56,089      (b)53,148      (b)42,326      (b)23,078      (b)18,015
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$10.559     (a)$12.463     (a)$14.701     (a)$15.918
                                      (b)N/A         (b)N/A         (b)$10.526     (b)$12.410     (b)$14.602     (b)$15.770
        Ending AUV.................   (a)N/A         (a)N/A         (a)$12.463     (a)$14.701     (a)$15.918     (a)$19.918
                                      (b)N/A         (b)N/A         (b)$12.410     (b)$14.602     (b)$15.770     (b)$19.684
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)28,174      (a)147,293     (a)177,693     (a)190,842
                                      (b)N/A         (b)N/A         (b)5           (b)17,722      (b)21,816      (b)17,763
-----------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$21.065     (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371     (a)$18.120
                                      (b)$21.065     (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238     (b)$17.936
        Ending AUV.................   (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371     (a)$18.120     (a)$18.851
                                      (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238     (b)$17.936     (b)$18.613
        Ending Number of AUs.......   (a)23,245      (a)39,243      (a)28,800      (a)20,307      (a)13,598      (a)10,919
                                      (b)2,950       (b)10,078      (b)8,217       (b)7,175       (b)2,680       (b)2,049
-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
CAPITAL APPRECIATION - AST Class 2
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$43.307
                                     (b)$42.750
        Ending AUV.................  (a)$54.407
                                     (b)$53.573
        Ending Number of AUs.......  (a)148,220
                                     (b)16,940
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 2 Share
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$8.115
                                     (b)$8.009
        Ending AUV.................  (a)$9.063
                                     (b)$8.922
        Ending Number of AUs.......  (a)21,307
                                     (b)2,006
-----------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 2 Shar
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$13.289
                                     (b)$13.131
        Ending AUV.................  (a)$13.658
                                     (b)$13.463
        Ending Number of AUs.......  (a)220,740
                                     (b)68,640
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 2 Share
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$17.817
                                     (b)$17.570
        Ending AUV.................  (a)$18.482
                                     (b)$18.180
        Ending Number of AUs.......  (a)431,868
                                     (b)41,742
-----------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 2
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$38.687
                                     (b)$38.157
        Ending AUV.................  (a)$40.198
                                     (b)$39.549
        Ending Number of AUs.......  (a)405,052
                                     (b)43,177
-----------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$12.986
                                     (b)$12.797
        Ending AUV.................  (a)$12.524
                                     (b)$12.311
        Ending Number of AUs.......  (a)81,439
                                     (b)11,186
-----------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 2
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$20.703
                                     (b)$20.441
        Ending AUV.................  (a)$20.381
                                     (b)$20.073
        Ending Number of AUs.......  (a)76,918
                                     (b)17,788
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Share
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$19.918
                                     (b)$19.684
        Ending AUV.................  (a)$22.377
                                     (b)$22.059
        Ending Number of AUs.......  (a)180,602
                                     (b)17,077
-----------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 2 S
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$18.851
                                     (b)$18.613
        Ending AUV.................  (a)$21.357
                                     (b)$21.034
        Ending Number of AUs.......  (a)12,456
                                     (b)1,335
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.




         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$15.461     (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994     (a)$17.480
                                      (b)$15.461     (b)$15.648     (b)$16.265     (b)$16.523     (b)$16.851     (b)$17.289
        Ending AUV.................   (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994     (a)$17.480     (a)$17.855
                                      (b)$15.648     (b)$16.265     (b)$16.523     (b)$16.851     (b)$17.289     (b)$17.617
        Ending Number of AUs.......   (a)28,624      (a)78,599      (a)90,832      (a)115,557     (a)117,624     (a)114,313
                                      (b)2,007       (b)7,589       (b)6,656       (b)13,811      (b)6,989       (b)8,645
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$17.986     (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205     (a)$19.591
                                      (b)$17.986     (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.049     (b)$19.365
        Ending AUV.................   (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205     (a)$19.591     (a)$23.866
                                      (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.049     (b)$19.365     (b)$23.532
        Ending Number of AUs.......   (a)21,337      (a)52,732      (a)94,558      (a)56,031      (a)49,997      (a)49,818
                                      (b)1,106       (b)3,803       (b)1,543       (b)1,503       (b)4,970       (b)3,061
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$14.915     (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887     (a)$17.046
                                      (b)$14.915     (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757     (b)$16.873
        Ending AUV.................   (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887     (a)$17.046     (a)$17.317
                                      (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757     (b)$16.873     (b)$17.098
        Ending Number of AUs.......   (a)226,122     (a)1,363,986   (a)1,192,239   (a)867,319     (a)809,378     (a)703,156
                                      (b)43,166      (b)99,375      (b)83,069      (b)112,269     (b)117,558     (b)105,067
-----------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$27.961     (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039     (a)$30.593
                                      (b)$27.961     (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803     (b)$30.268
        Ending AUV.................   (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039     (a)$30.593     (a)$34.083
                                      (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803     (b)$30.268     (b)$33.637
        Ending Number of AUs.......   (a)44,182      (a)134,870     (a)157,143     (a)146,540     (a)127,065     (a)108,324
                                      (b)6,916       (b)25,443      (b)23,313      (b)23,529      (b)18,123      (b)14,259
-----------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$28.878     (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166     (a)$29.694
                                      (b)$28.878     (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949     (b)$29.392
        Ending AUV.................   (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166     (a)$29.694     (a)$31.372
                                      (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949     (b)$29.392     (b)$30.974
        Ending Number of AUs.......   (a)94,647      (a)262,112     (a)247,669     (a)214,870     (a)180,206     (a)138,714
                                      (b)21,761      (b)44,936      (b)36,884      (b)26,454      (b)16,827      (b)13,312
-----------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$6.256      (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772      (a)$5.052
                                      (b)$6.256      (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726      (b)$4.991
        Ending AUV.................   (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772      (a)$5.052      (a)$5.636
                                      (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726      (b)$4.991      (b)$5.554
        Ending Number of AUs.......   (a)24,497      (a)77,004      (a)132,656     (a)122,336     (a)106,528     (a)95,733
                                      (b)11,270      (b)48,225      (b)52,716      (b)45,161      (b)18,901      (b)5,095
-----------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$13.172     (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316     (a)$18.539
                                      (b)$13.172     (b)$12.495     (b)$11.546     (b)$14.902     (b)$17.171     (b)$18.338
        Ending AUV.................   (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316     (a)$18.539     (a)$20.906
                                      (b)$12.495     (b)$11.546     (b)$14.902     (b)$17.171     (b)$18.338     (b)$20.628
        Ending Number of AUs.......   (a)23,196      (a)227,933     (a)348,751     (a)282,185     (a)233,242     (a)221,067
                                      (b)5,015       (b)15,668      (b)31,655      (b)32,163      (b)16,615      (b)16,681
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$11.125     (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643     (a)$11.910
                                      (b)$11.125     (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.547     (b)$11.772
        Ending AUV.................   (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643     (a)$11.910     (a)$14.460
                                      (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.547     (b)$11.772     (b)$14.257
        Ending Number of AUs.......   (a)47,648      (a)237,948     (a)337,169     (a)284,050     (a)242,513     (a)196,304
                                      (b)5,630       (b)17,177      (b)17,029      (b)25,832      (b)20,329      (b)15,581
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$11.372     (a)$10.751     (a)$8.364      (a)$11.262     (a)$13.386     (a)$15.045
                                      (b)$11.372     (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285     (b)$14.895
        Ending AUV.................   (a)$10.751     (a)$8.364      (a)$11.262     (a)$13.386     (a)$15.045     (a)$18.798
                                      (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285     (b)$14.895     (b)$18.564
        Ending Number of AUs.......   (a)75,088      (a)271,904     (a)248,621     (a)248,393     (a)241,546     (a)225,440
                                      (b)3,720       (b)20,857      (b)20,934      (b)15,928      (b)14,386      (b)11,262
-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
GLOBAL BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$17.855
                                     (b)$17.617
        Ending AUV.................  (a)$19.558
                                     (b)$19.249
        Ending Number of AUs.......  (a)102,712
                                     (b)9,427
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 2 Shar
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$23.866
                                     (b)$23.532
        Ending AUV.................  (a)$26.257
                                     (b)$25.824
        Ending Number of AUs.......  (a)33,944
                                     (b)3,061
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST C
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$17.317
                                     (b)$17.098
        Ending AUV.................  (a)$18.101
                                     (b)$17.828
        Ending Number of AUs.......  (a)668,281
                                     (b)96,475
-----------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$34.083
                                     (b)$33.637
        Ending AUV.................  (a)$36.937
                                     (b)$36.362
        Ending Number of AUs.......  (a)80,966
                                     (b)13,748
-----------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$31.372
                                     (b)$30.974
        Ending AUV.................  (a)$34.283
                                     (b)$33.765
        Ending Number of AUs.......  (a)110,365
                                     (b)12,357
-----------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 2
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$5.636
                                     (b)$5.554
        Ending AUV.................  (a)$6.738
                                     (b)$6.623
        Ending Number of AUs.......  (a)71,348
                                     (b)5,696
-----------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 2 Shar
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$20.906
                                     (b)$20.628
        Ending AUV.................  (a)$20.844
                                     (b)$20.515
        Ending Number of AUs.......  (a)155,448
                                     (b)13,803
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$14.460
                                     (b)$14.257
        Ending AUV.................  (a)$16.403
                                     (b)$16.133
        Ending Number of AUs.......  (a)182,554
                                     (b)13,234
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAS
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$18.798
                                     (b)$18.564
        Ending AUV.................  (a)$19.811
                                     (b)$19.516
        Ending Number of AUs.......  (a)201,796
                                     (b)11,173
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

                                      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$9.337      (a)$10.556     (a)$11.713     (a)$11.911
                                      (b)N/A         (b)N/A         (b)$9.300      (b)$10.503     (b)$11.624     (b)$11.791
        Ending AUV.................   (a)N/A         (a)N/A         (a)$10.556     (a)$11.713     (a)$11.911     (a)$13.758
                                      (b)N/A         (b)N/A         (b)$10.503     (b)$11.624     (b)$11.791     (b)$13.586
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)11,803      (a)197,771     (a)154,523     (a)134,828
                                      (b)N/A         (b)N/A         (b)2,148       (b)16,216      (b)11,505      (b)11,330
-----------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$8.768      (a)$9.507      (a)$10.391     (a)$11.302
                                      (b)N/A         (b)N/A         (b)$8.743      (b)$9.470      (b)$10.324     (b)$11.202
        Ending AUV.................   (a)N/A         (a)N/A         (a)$9.507      (a)$10.391     (a)$11.302     (a)$12.058
                                      (b)N/A         (b)N/A         (b)$9.470      (b)$10.324     (b)$11.202     (b)$11.920
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)28,512      (a)79,068      (a)151,352     (a)124,781
                                      (b)N/A         (b)N/A         (b)4,830       (b)16,668      (b)23,447      (b)18,561
-----------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$20.217     (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788     (a)$20.963
                                      (b)$20.217     (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627     (b)$20.741
        Ending AUV.................   (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788     (a)$20.963     (a)$23.334
                                      (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627     (b)$20.741     (b)$23.029
        Ending Number of AUs.......   (a)45,559      (a)146,656     (a)202,746     (a)151,605     (a)108,103     (a)88,990
                                      (b)5,282       (b)17,824      (b)20,142      (b)17,716      (b)13,671      (b)9,121
-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$21.208     (a)$22.797     (a)$24.931     (a)$25.240
                                      (b)N/A         (b)N/A         (b)$21.138     (b)$22.697     (b)$24.759     (b)$25.004
        Ending AUV.................   (a)N/A         (a)N/A         (a)$22.797     (a)$24.931     (a)$25.240     (a)$27.772
                                      (b)N/A         (b)N/A         (b)$22.697     (b)$24.759     (b)$25.004     (b)$27.443
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)$35,978     (a)126,365     (a)154,678     (a)193,403
                                      (b)N/A         (b)N/A         (b)1,992       (b)13,382      (b)30,015      (b)30,281
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$15.227     (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549     (a)$10.704
                                      (b)$15.227     (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460     (b)$10.588
        Ending AUV.................   (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549     (a)$10.704     (a)$10.798
                                      (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460     (b)$10.588     (b)$10.653
        Ending Number of AUs.......   (a)99,028      (a)286,530     (a)320,630     (a)300,968     (a)255,726     (a)198,369
                                      (b)13,378      (b)38,608      (b)45,674      (b)47,560      (b)35,869      (b)20,988
-----------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$14.651     (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327     (a)$39.268
                                      (b)$14.651     (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042     (b)$38.763
        Ending AUV.................   (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327     (a)$39.268     (a)$48.246
                                      (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042     (b)$38.763     (b)$47.506
        Ending Number of AUs.......   (a)8,807       (a)46,153      (a)59,111      (a)104,211     (a)107,809     (a)99,499
                                      (b)1,515       (b)7,855       (b)8,292       (b)10,339      (b)12,560      (b)7,642
-----------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..............   (a)N/A         (a)N/A         (a)$11.487     (a)$13.589     (a)$15.770     (a)$16.432
                                      (b)N/A         (b)N/A         (b)$11.446     (b)$13.525     (b)$15.657     (b)$16.273
        Ending AUV.................   (a)N/A         (a)N/A         (a)$13.589     (a)$15.770     (a)$16.432     (a)$18.363
                                      (b)N/A         (b)N/A         (b)$13.525     (b)$15.657     (b)$16.273     (b)$18.140
        Ending Number of AUs.......   (a)N/A         (a)N/A         (a)18,863      (a)139,512     (a)154,676     (a)141,132
                                      (b)N/A         (b)N/A         (b)1,622       (b)15,071      (b)20,034      (b)15,135
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$4.018      (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442      (a)$2.397
                                      (b)$4.018      (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425      (b)$2.374
        Ending AUV.................   (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442      (a)$2.397      (a)$2.384
                                      (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425      (b)$2.374      (b)$2.355
        Ending Number of AUs.......   (a)54,460      (a)138,692     (a)189,634     (a)160,731     (a)141,004     (a)115,235
                                      (b)32,973      (b)66,335      (b)66,153      (b)46,797      (b)16,272      (b)13,228
-----------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$12.848     (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572     (a)$12.123
                                      (b)$12.848     (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496     (b)$12.014
        Ending AUV.................   (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572     (a)$12.123     (a)$15.082
                                      (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496     (b)$12.014     (b)$14.909
        Ending Number of AUs.......   (a)26,250      (a)131,718     (a)143,243     (a)113,090     (a)65,679      (a)71,962
                                      (b)2,786       (b)6,158       (b)5,277       (b)5,267       (b)5,769       (b)5,511
-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
LORD ABBETT SERIES FUND GROWTH AND
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$13.758
                                     (b)$13.586
        Ending AUV.................  (a)$14.016
                                     (b)$13.806
        Ending Number of AUs.......  (a)135,307
                                     (b)11,362
-----------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH* - SAST Clas
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$12.058
                                     (b)$11.920
        Ending AUV.................  (a)$13.463
                                     (b)$13.277
        Ending Number of AUs.......  (a)109,459
                                     (b)21,676
-----------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST -
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$23.334
                                     (b)$23.029
        Ending AUV.................  (a)$25.373
                                     (b)$24.979
        Ending Number of AUs.......  (a)72,932
                                     (b)8,539
-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN* - SAST Class 3 Sh
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$27.772
                                     (b)$27.443
        Ending AUV.................  (a)$28.439
                                     (b)$28.032
        Ending Number of AUs.......  (a)189,943
                                     (b)29,955
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 2 Share
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$10.798
                                     (b)$10.653
        Ending AUV.................  (a)$12.419
                                     (b)$12.221
        Ending Number of AUs.......  (a)158,282
                                     (b)19,566
-----------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 2 Sha
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$48.246
                                     (b)$47.506
        Ending AUV.................  (a)$66.523
                                     (b)$65.340
        Ending Number of AUs.......  (a)98,316
                                     (b)6,517
-----------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class
(Inception Date - 7/28/03)
        Beginning AUV..............  (a)$18.363
                                     (b)$18.140
        Ending AUV.................  (a)$18.366
                                     (b)$18.098
        Ending Number of AUs.......  (a)126,496
                                     (b)15,788
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$2.384
                                     (b)$2.355
        Ending AUV.................  (a)$2.858
                                     (b)$2.817
        Ending Number of AUs.......  (a)104,248
                                     (b)12,398
-----------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 2 Shar
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$15.082
                                     (b)$14.909
        Ending AUV.................  (a)$17.934
                                     (b)$17.684
        Ending Number of AUs.......  (a)61,191
                                     (b)5,511
-----------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.




         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
        VARIABLE PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 2 Shares
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
        Beginning AUV..............   (a)$14.490     (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658     (a)$19.691
                                      (b)$14.490     (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499     (b)$19.474
        Ending AUV.................   (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658     (a)$19.691     (a)$21.232
                                      (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499     (b)$19.474     (b)$20.945
        Ending Number of AUs.......   (a)1,808       (a)13,981      (a)32,864      (a)33,185      (a)35,707      (a)34,026
                                      (b)500         (b)1,426       (b)2,535       (b)4,668       (b)4,505       (b)3,417
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 12/10/01)
        Beginning AUV..............   (a)$10.352     (a)$10.377     (a)$6.883      (a)$8.613      (a)$9.057      (a)$9.602
                                      (b)$0.000      (b)$0.000      (b)$6.837      (b)$8.533      (b)$8.952      (b)$9.466
        Ending AUV.................   (a)$10.377     (a)$6.883      (a)$8.613      (a)$9.057      (a)$9.602      (a)$9.705
                                      (b)$0.000      (b)$6.837      (b)$8.533      (b)$8.952      (b)$9.466      (b)$9.544
        Ending Number of AUs.......   (a)1,143       (a)125,151     (a)181,013     (a)109,107     (a)59,332      (a)62,849
                                      (b)0           (b)22,249      (b)27,924      (b)21,261      (b)12,291      (b)9,182
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 12/10/01)
        Beginning AUV..............   (a)$10.106     (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064     (a)$12.371
                                      (b)$0.000      (b)$0.000      (b)$8.081      (b)$10.382     (b)$11.978     (b)$12.252
        Ending AUV.................   (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064     (a)$12.371     (a)$14.139
                                      (b)$0.000      (b)$8.081      (b)$10.382     (b)$11.978     (b)$12.252     (b)$13.968
        Ending Number of AUs.......   (a)3,643       (a)143,852     (a)192,557     (a)231,288     (a)249,477     (a)171,425
                                      (b)0           (b)24,918      (b)24,906      (b)31,833      (b)33,957      (b)21,261
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 1/25/02)
        Beginning AUV..............   (a)N/A         (a)$10.556     (a)$8.857      (a)$11.139     (a)$12.520     (a)$13.529
                                      (b)N/A         (b)$10.549     (b)$8.833      (b)$11.081     (b)$12.424     (b)$13.392
        Ending AUV.................   (a)N/A         (a)$8.857      (a)$11.139     (a)$12.520     (a)$13.529     (a)$15.454
                                      (b)N/A         (b)$8.833      (b)$11.081     (b)$12.424     (b)$13.392     (b)$15.259
        Ending Number of AUs.......   (a)N/A         (a)86,876      (a)118,695     (a)160,893     (a)169,490     (a)150,003
                                      (b)N/A         (b)18,787      (b)7,804       (b)6,182       (b)5,004       (b)6,040
-----------------------------------------------------------------------------------------------------------------------------

                                     FISCAL YEAR
                                        ENDED
        VARIABLE PORTFOLIOS            12/31/07
-----------------------------------  ------------
-----------------------------------  ------------
TOTAL RETURN BOND - SAST Class 2 Sh
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
        Beginning AUV..............  (a)$21.232
                                     (b)$20.945
        Ending AUV.................  (a)$22.039
                                     (b)$21.687
        Ending Number of AUs.......  (a)26,765
                                     (b)3,507
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLAS
(formerly Van Kampen LIT Strategic
(Inception Date - 12/10/01)
        Beginning AUV..............  (a)$9.705
                                     (b)$9.544
        Ending AUV.................  (a)$11.150
                                     (b)$10.938
        Ending Number of AUs.......  (a)51,819
                                     (b)8,059
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II S
(Inception Date - 12/10/01)
        Beginning AUV..............  (a)$14.139
                                     (b)$13.968
        Ending AUV.................  (a)$13.601
                                     (b)$13.404
        Ending Number of AUs.......  (a)128,722
                                     (b)15,786
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, C
(Inception Date - 1/25/02)
        Beginning AUV..............  (a)$15.454
                                     (b)$15.259
        Ending AUV.................  (a)$15.605
                                     (b)$15.370
        Ending Number of AUs.......  (a)127,664
                                     (b)5,744
-----------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.


         (b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Withdrawals recorded after the date of death in the same proportion that the Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Withdrawals recorded after the seventh contract anniversary in the same proportion that the Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Withdrawals since the seventh contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or
          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Purchase Payment Accumulation     Net Purchase Payments are compounded at a 3% annual growth    Washington
 Death Benefit                     rate regardless of the issue age.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                        FIXED AND VARIABLE GROUP DEFERRED
        ANNUITY CONTRACTS ISSUED BY AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT FOUR
                         ANCHOR ADVISOR VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2008 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-SUN2 or by written request addressed to:


                     AIG SunAmerica Life Assurance Company

                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2008

                                TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       ----
Separate Account.......................................................................   3

General Account........................................................................   3

Support Agreement Between the Company and AIG..........................................   4

Performance Data ......................................................................   4

Annuity Income Payments................................................................   6

Annuity Unit Values....................................................................   6

Death Benefit Options for Contracts Issued Before October 24, 2001.....................   9

Death Benefit Options Following Spousal Continuation for Contracts Issued
   Before October 24, 2001.............................................................  10

Taxes..................................................................................  12

Broker-Dealer Firms Receiving Revenue Sharing Payments.................................  22

Distribution of Contracts..............................................................  23

Financial Statements...................................................................  23

                                SEPARATE ACCOUNT


        Variable Annuity Account Four (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc.(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.


        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable Income Payments).


                         AMERICAN HOME ASSURANCE COMPANY

        All references in this SAI to American Home Assurance Company ("American Home") apply to contracts with a date of issue of December 29, 2006 or earlier. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").

                                 GENERAL ACCOUNT

        The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.



                                PERFORMANCE DATA

      From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the Separate Account may advertise "total return" date for its other Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

      In calculating hypothetical historical adjusted returns, for periods starting prior to the date the Variable Portfolios were first offered to the public, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the Separate Account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)
      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return".

      These rates of return do not reflect election of optional features. The rates of return would be lower if these features were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Trusts. If you purchased your contract before July 9, 2001, the variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to the 12b-1 service fee, and therefore, the performance figures would be slightly higher.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                 P (1 + T)/(n)/ =  ERV

     where:

                 P = a hypothetical initial payment of $1,000

                 T = average annual total return

                 n = number of years

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

      The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

      The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  n
            P(1+T)  = ERV

where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                             ANNUITY INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

            NIF = ($11.46/$11.44)

            = 1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
                      (1/12
            1/[(1.035)     )] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

      The death benefit is the greater of:


               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

      The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or


               2. total Purchase Payments less any withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

      If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

       DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS
                         ISSUED BEFORE OCTOBER 24, 2001


THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

      If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                      TAXES


GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan;
(3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.


(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2007, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Advantage Capital Corporation
A.G. Edwards & Sons, Inc.
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
Citigroup Global Markets Inc.
CCO Investment Services Corp.
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
First Citizens Investor Services, Inc.
First Financial Securities, Inc.
FSC Securities Corp.
Jefferson Pilot Securities Corporation
J.J.B. Hilliard, W.L. Lyons, Inc.
KNBT Securities, Inc.
LaSalle Financial Services, Inc.
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Mutual Service Corporation
NFP Securities, Inc.
RBC Capital Markets Corporation
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services
Vision Investment Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS


      The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.



                              FINANCIAL STATEMENTS

The following financial statements of Variable Annuity Account Four are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm


        -  Statement of Assets and Liabilities as of December 31, 2007

        -  Schedule of Portfolio Investments as of December 31, 2007

        -  Statement of Operations for the year ended December 31, 2007

        - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

        -  Notes to Financial Statements


The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm


        -  Consolidated Balance Sheet as of December 31, 2007 and 2006

        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005

        - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005


        -  Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Auditors


        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2007 and 2006

        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005

        - Statements of Cash Flow for the years ended December 31, 2007, 2006 and 2005


        -  Notes to Statutory Basis Financial Statements


You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006 ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers, LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent auditors for American Home Assurance Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2007 AND 2006

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2007 AND 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................    1
Statement of Assets and Liabilities, December 31, 2007....................    2
Schedule of Portfolio Investments, December 31, 2007......................   11
Statement of Operations, for the year ended December 31, 2007.............   12
Statement of Changes in Net Assets, for the year ended December 31, 2007..   21
Statement of Changes in Net Assets, for the year ended December 31, 2006..   30
Notes to Financial Statements.............................................   39

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2007, the results of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                            VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                           Government
                                                   Asset       Capital         and
                                                Allocation  Appreciation  Quality Bond     Growth
                                                 Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               -----------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $41,187,411   $57,848,317   $28,835,519  $18,875,808
                                               -----------   -----------   -----------  -----------
Liabilities:                                             0             0             0            0
                                               -----------   -----------   -----------  -----------
Net assets:                                    $41,187,411   $57,848,317   $28,835,519  $18,875,808
                                               ===========   ===========   ===========  ===========
   Accumulation units                          $40,771,539   $57,413,933   $28,566,945  $18,503,068
   Contracts in payout (annuitization) period      415,872       434,384       268,574      372,740
                                               -----------   -----------   -----------  -----------
      Total net assets                         $41,187,411   $57,848,317   $28,835,519  $18,875,808
                                               ===========   ===========   ===========  ===========
Accumulation units outstanding                   1,523,832     1,056,155     1,578,778      507,088
                                               ===========   ===========   ===========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                1,514,381     1,020,334     1,537,810      499,080
   Unit value of accumulation units            $     27.03   $     54.81   $     18.27  $     37.23
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    9,451        35,821        40,968        8,008
   Unit value of accumulation units            $     26.59   $     53.85   $     17.96  $     36.59

                                                                                        Government
                                                 Natural        Asset        Capital        and
                                                Resources    Allocation  Appreciation  Quality Bond
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $21,409,853  $13,963,890   $8,971,385    $13,816,724
                                               -----------  -----------   ----------    -----------
Liabilities:                                             0            0            0              0
                                               -----------  -----------   ----------    -----------
Net assets:                                    $21,409,853  $13,963,890   $8,971,385    $13,816,724
                                               ===========  ===========   ==========    ===========
   Accumulation units                          $21,381,842  $13,963,890   $8,971,385    $13,816,724
   Contracts in payout (annuitization) period       28,011            0            0              0
                                               -----------  -----------   ----------    -----------
      Total net assets                         $21,409,853  $13,963,890   $8,971,385    $13,816,724
                                               ===========  ===========   ==========    ===========
Accumulation units outstanding                     319,590      521,756      165,160        764,757
                                               ===========  ===========   ==========    ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  313,564      502,047      148,220        668,282
   Unit value of accumulation units            $     67.01  $     26.78   $    54.41    $     18.10
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    6,026       19,709       16,940         96,475
   Unit value of accumulation units            $     65.85  $     26.38   $    53.57    $     17.83

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                     OF
                    AIG SUNAMERICA LIFE ASSURANCE COMPANY

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2007
                                 (continued)

                                                             Natural   Aggressive    Alliance
                                                  Growth    Resources    Growth       Growth
                                                Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 2)   (Class 2)   (Class 1)   (Class 1)
                                               ----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $3,490,370  $6,966,017  $8,215,347  $27,729,276
                                               ----------  ----------  ----------  -----------
Liabilities:                                            0           0           0            0
                                               ----------  ----------  ----------  -----------
Net assets:                                    $3,490,370  $6,966,017  $8,215,347  $27,729,276
                                               ==========  ==========  ==========  ===========
   Accumulation units                          $3,490,370  $6,966,017  $8,119,332  $27,433,407
   Contracts in payout (annuitization) period           0           0      96,015      295,869
                                               ----------  ----------  ----------  -----------
      Total net assets                         $3,490,370  $6,966,017  $8,215,347  $27,729,276
                                               ==========  ==========  ==========  ===========
Accumulation units outstanding                     94,714     104,833     476,173      741,060
                                               ==========  ==========  ==========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  80,966      98,316     472,972      732,728
   Unit value of accumulation units            $    36.94  $    66.52  $    17.25  $     37.42
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  13,748       6,517       3,201        8,332
   Unit value of accumulation units            $    36.36  $    65.34  $    16.96  $     36.78

                                                             Blue Chip    Capital       Cash
                                                 Balanced     Growth      Growth     Management
                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                               -----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $16,641,647  $1,877,246  $1,515,708  $15,414,637
                                               -----------  ----------  ----------  -----------
Liabilities:                                             0           0           0            0
                                               -----------  ----------  ----------  -----------
Net assets:                                    $16,641,647  $1,877,246  $1,515,708  $15,414,637
                                               ===========  ==========  ==========  ===========
   Accumulation units                          $16,499,944  $1,874,100  $1,508,357  $15,266,251
   Contracts in payout (annuitization) period      141,703       3,146       7,351      148,386
                                               -----------  ----------  ----------  -----------
      Total net assets                         $16,641,647  $1,877,246  $1,515,708  $15,414,637
                                               ===========  ==========  ==========  ===========
Accumulation units outstanding                     977,643     263,780     165,911    1,118,541
                                               ===========  ==========  ==========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  970,720     210,778     156,237    1,104,516
   Unit value of accumulation units            $     17.02  $     7.14  $     9.15  $     13.79
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    6,923      53,002       9,674       14,025
   Unit value of accumulation units            $     16.73  $     7.02  $     8.99  $     13.55

                 See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT FOUR
                                      OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007
                                  (continued)

                                                               Davis
                                                Corporate     Venture     "Dogs" of      Equity
                                                  Bond         Value     Wall Street  Opportunities
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                               -----------  -----------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value   $23,679,567  $87,441,680   $3,153,711   $10,712,716
                                               -----------  -----------   ----------   -----------
Liabilities:                                             0            0            0             0
                                               -----------  -----------   ----------   -----------
Net assets:                                    $23,679,567  $87,441,680   $3,153,711   $10,712,716
                                               ===========  ===========   ==========   ===========
   Accumulation units                          $23,469,737  $86,946,818   $3,152,954   $10,531,895
   Contracts in payout (annuitization) period      209,830      494,862          757       180,821
                                               -----------  -----------   ----------   -----------
      Total net assets                         $23,679,567  $87,441,680   $3,153,711   $10,712,716
                                               ===========  ===========   ==========   ===========
Accumulation units outstanding                   1,270,266    2,153,238      249,887       521,077
                                               ===========  ===========   ==========   ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                1,243,557    2,126,887      248,713       510,851
   Unit value of accumulation units            $     18.65  $     40.62   $    12.62   $     20.57
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   26,709       26,351        1,174        10,226
   Unit value of accumulation units            $     18.32  $     39.91   $    12.40   $     20.20


                                               Fundamental    Global      Global      Growth-
                                                  Growth       Bond      Equities     Income
                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                               -----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value    $1,395,747  $8,909,328  $8,742,817  $34,892,992
                                                ----------  ----------  ----------  -----------
Liabilities:                                             0           0           0            0
                                                ----------  ----------  ----------  -----------
Net assets:                                     $1,395,747  $8,909,328  $8,742,817  $34,892,992
   Accumulation units                           $1,395,747  $8,858,790  $8,690,893  $34,540,300
   Contracts in payout (annuitization) period            0      50,538      51,924      352,692
                                                ----------  ----------  ----------  -----------
      Total net assets                          $1,395,747  $8,909,328  $8,742,817  $34,892,992
                                                ==========  ==========  ==========  ===========
Accumulation units outstanding                      64,753     451,105     330,018    1,007,109
                                                ==========  ==========  ==========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                   62,268     445,946     324,105      997,911
   Unit value of accumulation units             $    21.57  $    19.75  $    26.50  $     34.65
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    2,485       5,159       5,913        9,198
   Unit value of accumulation units             $    21.20  $    19.41  $    26.04  $     34.06

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                                           International  International
                                                  Growth       High-Yield   Diversified      Growth &
                                               Opportunities      Bond        Equities       Income
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -------------  -----------  -------------  -------------
Assets:
   Investments in Trusts, at net asset value     $1,320,748   $14,569,848   $18,409,354    $16,397,726
                                                 ----------   -----------   -----------    -----------
Liabilities:                                              0             0             0              0
                                                 ----------   -----------   -----------    -----------
Net assets:                                      $1,320,748   $14,569,848   $18,409,354    $16,397,726
                                                 ==========   ===========   ===========    ===========
   Accumulation units                            $1,223,941   $14,545,841   $18,159,669    $16,389,578
   Contracts in payout (annuitization) period        96,807        24,007       249,685          8,148
                                                 ----------   -----------   -----------    -----------
      Total net assets                           $1,320,748   $14,569,848   $18,409,354    $16,397,726
                                                 ==========   ===========   ===========    ===========
Accumulation units outstanding                      194,825       692,747     1,112,972        821,358
                                                 ==========   ===========   ===========    ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                   183,474       683,734     1,111,188        813,577
   Unit value of accumulation units              $     6.79   $     21.04   $     16.54    $     19.97
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    11,351         9,013         1,784          7,781
   Unit value of accumulation units              $     6.68   $     20.70   $     16.26    $     19.62

                                                                    MFS
                                                   Marsico      Massachusetts        MFS        Mid-Cap
                                               Focused Growth  Investors Trust  Total Return     Growth
                                                  Portfolio       Portfolio       Portfolio    Portfolio
                                                  (Class 1)       (Class 1)       (Class 1)    (Class 1)
                                               --------------  ---------------  ------------  ----------
Assets:
   Investments in Trusts, at net asset value     $3,018,043       $3,685,105     $37,801,784  $4,632,597
                                                 ----------       ----------     -----------  ----------
Liabilities:                                              0                0               0           0
                                                 ----------       ----------     -----------  ----------
Net assets:                                      $3,018,043       $3,685,105     $37,801,784  $4,632,597
                                                 ==========       ==========     ===========  ==========
   Accumulation units                            $3,018,043       $3,610,622     $37,776,385  $4,514,099
   Contracts in payout (annuitization) period             0           74,483          25,399     118,498
                                                 ----------       ----------     -----------  ----------
      Total net assets                           $3,018,043       $3,685,105     $37,801,784  $4,632,597
                                                 ==========       ==========     ===========  ==========
Accumulation units outstanding                      220,876          144,146       1,311,169     369,611
                                                 ==========       ==========     ===========  ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                   220,876          137,193       1,263,235     352,917
   Unit value of accumulation units              $    13.66       $    25.58     $     28.85  $    12.54
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                        --            6,953          47,934      16,694
   Unit value of accumulation units              $       --       $    25.15     $     28.36  $    12.32


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                             Telecom    Worldwide   Aggressive
                                               Technology    Utility   High Income    Growth
                                                Portfolio   Portfolio   Portfolio    Portfolio
                                                (Class 1)   (Class 1)   (Class 1)    (Class 2)
                                               ----------  ----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value    $988,358   $4,933,863   $5,233,092   $744,737
                                                --------   ----------   ----------   --------
Liabilities:                                           0            0            0          0
                                                --------   ----------   ----------   --------
Net assets:                                     $988,358   $4,933,863   $5,233,092   $744,737
                                                ========   ==========   ==========   ========
   Accumulation units                           $883,958   $4,880,863   $5,204,328   $744,737
   Contracts in payout (annuitization) period    104,400       53,000       28,764          0
                                                --------   ----------   ----------   --------
      Total net assets                          $988,358   $4,933,863   $5,233,092   $744,737
                                                ========   ==========   ==========   ========
Accumulation units outstanding                   342,420      272,732      235,217     43,683
                                                ========   ==========   ==========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                340,916      272,670      232,026     39,546
   Unit value of accumulation units             $   2.89   $    18.09   $    22.25   $  17.07
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  1,504           62        3,191      4,137
   Unit value of accumulation units             $   2.84   $    17.78   $    21.91   $  16.81

                                                Alliance                 Blue Chip   Capital
                                                 Growth      Balanced     Growth     Growth
                                                Portfolio    Portfolio   Portfolio  Portfolio
                                                (Class 2)    (Class 2)   (Class 2)  (Class 2)
                                               -----------  ----------  ----------  ---------
Assets:
   Investments in Trusts, at net asset value    $3,922,432  $3,658,976  $1,017,594   $211,053
                                                ----------  ----------  ----------  ---------
Liabilities:                                             0           0           0          0
                                                ----------  ----------  ----------   --------
Net assets:                                     $3,922,432  $3,658,976  $1,017,594   $211,053
                                                ==========  ==========  ==========   ========
   Accumulation units                           $3,922,432  $3,658,976  $1,017,594   $211,053
   Contracts in payout (annuitization) period            0           0           0          0
                                                ----------  ----------  ----------   --------
      Total net assets                          $3,922,432  $3,658,976  $1,017,594   $211,053
                                                ==========  ==========  ==========   ========
Accumulation units outstanding                     106,411     217,209     143,998     23,313
                                                ==========  ==========  ==========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                   98,318     208,852     113,259     21,307
   Unit value of accumulation units             $    36.91  $    16.86  $     7.09   $   9.06
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    8,093       8,357      30,739      2,006
   Unit value of accumulation units             $    36.28  $    16.60  $     6.98   $   8.92

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)


                                                  Cash      Corporate      Davis       "Dogs" of
                                               Management     Bond     Venture Value  Wall Street
                                                Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  ----------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $3,937,701  $8,740,425   $17,989,342    $1,157,670
                                               ----------  ----------   -----------    ----------
Liabilities:                                            0           0             0             0
                                               ----------  ----------   -----------    ----------
Net assets:                                    $3,937,701  $8,740,425   $17,989,342    $1,157,670
                                               ==========  ==========   ===========    ==========
   Accumulation units                          $3,937,701  $8,740,425   $17,989,342    $1,157,670
   Contracts in payout (annuitization) period           0           0             0             0
                                               ----------  ----------   -----------    ----------
      Total net assets                         $3,937,701  $8,740,425   $17,989,342    $1,157,670
                                               ==========  ==========   ===========    ==========
Accumulation units outstanding                    289,380     473,609       448,229        92,625
                                               ==========  ==========   ===========    ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 220,740     431,867       405,052        81,439
   Unit value of accumulation units            $    13.66  $    18.48   $     40.20    $    12.52
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  68,640      41,742        43,177        11,186
   Unit value of accumulation units            $    13.46  $    18.18   $     39.55    $    12.31

                                                  Equity      Fundamental    Global     Global
                                               Opportunities    Growth        Bond     Equities
                                                 Portfolio     Portfolio    Portfolio  Portfolio
                                                 (Class 2)     (Class 2)    (Class 2)  (Class 2)
                                               -------------  -----------  ----------  ---------
Assets:
   Investments in Trusts, at net asset value     $1,924,736     $294,096   $2,190,282   $970,261
                                                 ----------     --------   ----------   --------
Liabilities:                                              0            0            0          0
                                                 ----------     --------   ----------   --------
Net assets:                                      $1,924,736     $294,096   $2,190,282   $970,261
                                                 ==========     ========   ==========   ========
   Accumulation units                            $1,924,736     $294,096   $2,190,282   $970,261
   Contracts in payout (annuitization) period             0            0            0          0
                                                 ----------     --------   ----------   --------
      Total net assets                           $1,924,736     $294,096   $2,190,282   $970,261
                                                 ==========     ========   ==========   ========
Accumulation units outstanding                       94,707       13,791      112,139     37,005
                                                 ==========     ========   ==========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                    76,919       12,456      102,712     33,944
   Unit value of accumulation units              $    20.38     $  21.36   $    19.56   $  26.26
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    17,788        1,335        9,427      3,061
   Unit value of accumulation units              $    20.07     $  21.03   $    19.25   $  25.82

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                                                      International
                                                 Growth-      Growth      High-Yield   Diversified
                                                 Income    Opportunities     Bond       Equities
                                                Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               ----------  -------------  ----------  -------------
Assets:
   Investments in Trusts, at net asset value   $4,200,609     $518,339    $3,523,656    $3,207,315
                                               ----------     --------    ----------    ----------
Liabilities:                                            0            0             0             0
                                               ----------     --------    ----------    ----------
Net assets:                                    $4,200,609     $518,339    $3,523,656    $3,207,315
                                               ==========     ========    ==========    ==========
   Accumulation units                          $4,200,609     $518,339    $3,523,656    $3,207,315
   Contracts in payout (annuitization) period           0            0             0             0
                                               ----------     --------    ----------    ----------
      Total net assets                         $4,200,609     $518,339    $3,523,656    $3,207,315
                                               ==========     ========    ==========    ==========
Accumulation units outstanding                    122,722       77,044       169,251       195,788
                                               ==========     ========    ==========    ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 110,365       71,348       155,448       182,554
   Unit value of accumulation units            $    34.28     $   6.74    $    20.84    $    16.40
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  12,357        5,696        13,803        13,234
   Unit value of accumulation units            $    33.76     $   6.62    $    20.52    $    16.13

                                               International        MFS
                                                 Growth &      Massachusetts     Mid-Cap
                                                  Income      Investors Trust    Growth     Technology
                                                 Portfolio       Portfolio      Portfolio    Portfolio
                                                 (Class 2)       (Class 2)      (Class 2)    (Class 2)
                                               -------------  ---------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value     $4,215,550      $2,063,631     $2,204,585   $333,068
                                                 ----------      ----------     ----------   --------
Liabilities:                                              0               0              0          0
                                                 ----------      ----------     ----------   --------
Net assets:                                      $4,215,550      $2,063,631     $2,204,585   $333,068
                                                 ==========      ==========     ==========   ========
   Accumulation units                            $4,215,550      $2,063,631     $2,204,585   $333,068
   Contracts in payout (annuitization) period             0               0              0          0
                                                 ----------      ----------     ----------   --------
      Total net assets                           $4,215,550      $2,063,631     $2,204,585   $333,068
                                                 ==========      ==========     ==========   ========
Accumulation units outstanding                      212,969          81,471        177,848    116,646
                                                 ==========      ==========     ==========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                   201,796          72,932        158,282    104,248
   Unit value of accumulation units              $    19.81      $    25.37     $    12.42   $   2.86
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    11,173           8,539         19,566     12,398
   Unit value of accumulation units              $    19.52      $    24.98     $    12.22   $   2.82

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                 Telecom    Worldwide     Foreign        Marsico
                                                 Utility   High Income     Value     Focused Growth
                                                Portfolio   Portfolio    Portfolio      Portfolio
                                                (Class 2)   (Class 2)    (Class 3)      (Class 3)
                                               ----------  -----------  -----------  --------------
Assets:
   Investments in Trusts, at net asset value   $1,194,727    $665,987   $19,901,620    $1,761,558
                                               ----------    --------   -----------    ----------
Liabilities:                                            0           0             0             0
                                               ----------    --------   -----------    ----------
Net assets:                                    $1,194,727    $665,987   $19,901,620    $1,761,558
                                               ==========    ========   ===========    ==========
   Accumulation units                          $1,194,727    $665,987   $19,886,747    $1,761,558
   Contracts in payout (annuitization) period           0           0        14,873             0
                                               ----------    --------   -----------    ----------
      Total net assets                         $1,194,727    $665,987   $19,901,620    $1,761,558
                                               ==========    ========   ===========    ==========
Accumulation units outstanding                     66,703      30,272       889,651       131,135
                                               ==========    ========   ===========    ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  61,192      26,765       870,237       109,459
   Unit value of accumulation units            $    17.93    $  22.04   $     22.38    $    13.46
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   5,511       3,507        19,414        21,676
   Unit value of accumulation units            $    17.68    $  21.69   $     22.06    $    13.28

                                                MFS Total  Small & Mid                Growth and
                                                 Return     Cap Value     Comstock     Income
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 3)   (Class 3)    (Class II)   (Class II)
                                               ----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $6,241,708  $14,324,292  $29,634,413  $27,433,965
                                               ----------  -----------  -----------  -----------
Liabilities:                                            0            0            0            0
                                               ----------  -----------  -----------  -----------
Net assets:                                    $6,241,708  $14,324,292  $29,634,413  $27,433,965
                                               ==========  ===========  ===========  ===========
   Accumulation units                          $6,241,708  $14,303,518  $29,509,608  $27,276,465
   Contracts in payout (annuitization) period           0       20,774      124,805      157,500
                                               ----------  -----------  -----------  -----------
      Total net assets                         $6,241,708  $14,324,292  $29,634,413  $27,433,965
                                               ==========  ===========  ===========  ===========
Accumulation units outstanding                    219,898      780,288    2,180,185    1,758,657
                                               ==========  ===========  ===========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 189,943      755,810    2,081,628    1,714,844
   Unit value of accumulation units            $    28.44  $     18.37  $     13.60  $     15.61
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  29,955       24,478       98,557       43,813
   Unit value of accumulation units            $    28.03  $     18.10  $     13.40  $     15.37

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (continued)

                                                Strategic     Global                   Growth-       Growth
                                                 Growth       Growth       Growth       Income     and Income
                                                Portfolio      Fund         Fund         Fund      Portfolio
                                               (Class II)   (Class 2)    (Class 2)    (Class 2)    (Class VC)
                                               ----------  -----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $1,679,390  $50,172,810  $51,935,664  $93,106,424  $31,284,734
                                               ----------  -----------  -----------  -----------  -----------
Liabilities:                                            0            0            0            0            0
                                               ----------  -----------  -----------  -----------  -----------
Net assets:                                    $1,679,390  $50,172,810  $51,935,664  $93,106,424  $31,284,734
                                               ==========  ===========  ===========  ===========  ===========
   Accumulation units                          $1,675,240  $50,100,878  $51,900,303  $92,979,802  $31,227,517
   Contracts in payout (annuitization) period       4,150       71,932       35,361      126,622       57,217
                                               ----------  -----------  -----------  -----------  -----------
      Total net assets                         $1,679,390  $50,172,810  $51,935,664  $93,106,424  $31,284,734
                                               ==========  ===========  ===========  ===========  ===========
Accumulation units outstanding                    150,888    2,041,412    2,325,605    4,931,909    2,232,824
                                               ==========  ===========  ===========  ===========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 136,702    1,981,668    2,246,398    4,777,256    2,177,468
   Unit value of accumulation units            $    11.15  $     24.59  $     22.34  $     18.89  $     14.02
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  14,186       59,744       79,207      154,653       55,356
   Unit value of accumulation units            $    10.94  $     24.25  $     22.05  $     18.63  $     13.81

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2007

                                                                      Net Asset Value   Net Asset
Variable Accounts                                            Shares      Per Share        Value        Cost
---------------------------------------------------------  ---------  ---------------  -----------  -----------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                    2,513,396       $16.39      $41,187,411  $36,186,372
   Capital Appreciation Portfolio (Class 1)                1,252,403        46.19       57,848,317   37,414,809
   Government and Quality Bond Portfolio (Class 1)         1,916,474        15.05       28,835,519   28,544,080
   Growth Portfolio (Class 1)                                672,803        28.06       18,875,808   19,216,425
   Natural Resources Portfolio (Class 1)                     307,949        69.52       21,409,853   11,932,728
   Asset Allocation Portfolio (Class 2)                      853,739        16.36       13,963,890   11,743,198
   Capital Appreciation Portfolio (Class 2)                  195,417        45.91        8,971,385    6,301,696
   Government and Quality Bond Portfolio (Class 2)           918,864        15.04       13,816,724   13,904,030
   Growth Portfolio (Class 2)                                124,561        28.02        3,490,370    3,238,148
   Natural Resources Portfolio (Class 2)                     100,503        69.31        6,966,017    3,618,239

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     662,140       $12.41      $ 8,215,347  $ 6,388,869
   Alliance Growth Portfolio (Class 1)                     1,097,180        25.27       27,729,276   26,365,184
   Balanced Portfolio (Class 1)                            1,084,142        15.35       16,641,647   16,902,101
   Blue Chip Growth Portfolio (Class 1)                      237,723         7.90        1,877,246    1,514,560
   Capital Growth Portfolio (Class 1)                        151,375        10.01        1,515,708    1,214,689
   Cash Management Portfolio (Class 1)                     1,378,922        11.18       15,414,637   15,566,719
   Corporate Bond Portfolio (Class 1)                      1,985,650        11.93       23,679,567   23,065,116
   Davis Venture Value Portfolio (Class 1)                 2,672,447        32.72       87,441,680   65,537,291
   "Dogs" of Wall Street Portfolio (Class 1)                 297,337        10.61        3,153,711    2,941,190
   Equity Opportunities Portfolio (Class 1)                  631,594        16.96       10,712,716    9,795,932
   Fundamental Growth Portfolio (Class 1)                     74,343        18.77        1,395,747    1,065,555
   Global Bond Portfolio (Class 1)                           750,806        11.87        8,909,328    8,407,279
   Global Equities Portfolio (Class 1)                       483,553        18.08        8,742,817    5,034,239
   Growth-Income Portfolio (Class 1)                       1,167,032        29.90       34,892,992   29,324,018
   Growth Opportunities Portfolio (Class 1)                  174,808         7.56        1,320,748    1,146,451
   High-Yield Bond Portfolio (Class 1)                     2,065,774         7.05       14,569,848   14,724,849
   International Diversified Equities Portfolio (Class 1)  1,507,230        12.21       18,409,354   10,751,915
   International Growth & Income Portfolio (Class 1)       1,043,188        15.72       16,397,726   13,722,265
   Marsico Focused Growth Portfolio (Class 1)                222,985        13.53        3,018,043    2,630,705
   MFS Massachusetts Investors Trust Portfolio (Class 1)     242,204        15.21        3,685,105    2,171,206
   MFS Total Return Portfolio (Class 1)                    2,176,274        17.37       37,801,784   37,804,599
   Mid-Cap Growth Portfolio (Class 1)                        413,776        11.20        4,632,597    3,259,144
   Technology Portfolio (Class 1)                            305,722         3.23          988,358      878,608
   Telecom Utility Portfolio (Class 1)                       386,176        12.78        4,933,863    4,008,894
   Worldwide High Income Portfolio (Class 1)                 689,518         7.59        5,233,092    5,343,657
   Aggressive Growth Portfolio (Class 2)                      60,346        12.34          744,737      664,394
   Alliance Growth Portfolio (Class 2)                       155,582        25.21        3,922,432    2,783,713
   Balanced Portfolio (Class 2)                              238,685        15.33        3,658,976    3,194,712
   Blue Chip Growth Portfolio (Class 2)                      128,985         7.89        1,017,594      802,705
   Capital Growth Portfolio (Class 2)                         21,206         9.95          211,053      156,513
   Cash Management Portfolio (Class 2)                       352,849        11.16        3,937,701    3,935,545
   Corporate Bond Portfolio (Class 2)                        734,074        11.91        8,740,425    8,489,516
   Davis Venture Value Portfolio (Class 2)                   550,878        32.66       17,989,342   12,433,393
   "Dogs" of Wall Street Portfolio (Class 2)                 109,326        10.59        1,157,670    1,064,833
   Equity Opportunities Portfolio (Class 2)                  113,718        16.93        1,924,736    1,712,442
   Fundamental Growth Portfolio (Class 2)                     15,724        18.70          294,096      224,448
   Global Bond Portfolio (Class 2)                           185,478        11.81        2,190,282    2,077,719
   Global Equities Portfolio (Class 2)                        53,887        18.01          970,261      654,723
   Growth-Income Portfolio (Class 2)                         140,706        29.85        4,200,609    2,982,464
   Growth Opportunities Portfolio (Class 2)                   69,306         7.48          518,339      404,051
   High-Yield Bond Portfolio (Class 2)                       500,686         7.04        3,523,656    3,706,147
   International Diversified Equities Portfolio (Class 2)    264,155        12.14        3,207,315    2,628,356
   International Growth & Income Portfolio (Class 2)         267,700        15.75        4,215,550    3,198,994
   MFS Massachusetts Investors Trust Portfolio (Class 2)     135,747        15.20        2,063,631    1,395,432
   Mid-Cap Growth Portfolio (Class 2)                        198,626        11.10        2,204,585    1,621,887
   Technology Portfolio (Class 2)                            103,910         3.21          333,068      267,647
   Telecom Utility Portfolio (Class 2)                        93,657        12.76        1,194,727      922,738
   Worldwide High Income Portfolio (Class 2)                  88,109         7.56          665,987      660,998
   Foreign Value Portfolio (Class 3)                         912,650        21.81       19,901,620   14,901,527
   Marsico Focused Growth Portfolio (Class 3)                131,897        13.36        1,761,558    1,522,045
   MFS Total Return Portfolio (Class 3)                      360,364        17.32        6,241,708    6,180,156
   Small & Mid Cap Value Portfolio (Class 3)                 834,068        17.17       14,324,292   13,584,949

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                      2,147,421       $13.80      $29,634,413  $28,493,058
   Growth and Income Portfolio                             1,287,375        21.31       27,433,965   25,423,051
   Strategic Growth Portfolio                                 50,447        33.29        1,679,390    1,304,881

AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Global Growth Fund                                      2,006,912       $25.00      $50,172,810  $38,951,435
   Growth Fund                                               778,412        66.72       51,935,664   42,816,286
   Growth-Income Fund                                      2,203,181        42.26       93,106,424   82,948,652

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                             1,120,915       $27.91      $31,284,734  $30,562,679

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                                            Government
                                                  Asset       Capital          and
                                               Allocation   Appreciation  Quality Bond    Growth
                                                Portfolio    Portfolio      Portfolio    Portfolio
                                                (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                               -----------  ------------  ------------  -----------
Investment income:
   Dividends                                   $ 1,165,538  $   186,446   $ 1,100,154   $   141,837
                                               -----------  -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (629,785)    (826,312)     (433,347)     (313,925)
                                               -----------  -----------   -----------   -----------
Net investment income (loss)                       535,753     (639,866)      666,807      (172,088)
                                               -----------  -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     5,275,079   10,749,763     4,676,348     5,250,237
   Cost of shares sold                          (4,450,026)  (6,480,389)   (4,699,874)   (5,033,175)
                                               -----------  -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                    825,053    4,269,374       (23,526)      217,062
Realized gain distributions                      1,437,074    6,101,063             0     2,155,677
                                               -----------  -----------   -----------   -----------
Net realized gains (losses)                      2,262,127   10,370,437       (23,526)    2,372,739
                                               -----------  -----------   -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           5,083,764   17,855,051      (380,604)       99,061
   End of period                                 5,001,039   20,433,508       291,439      (340,617)
                                               -----------  -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (82,725)   2,578,457       672,043      (439,678)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                  $ 2,715,155  $12,309,028   $ 1,315,324   $ 1,760,973
                                               ===========  ===========   ===========   ===========

                                                                                        Government
                                                 Natural       Asset        Capital         and
                                                Resources    Allocation  Appreciation  Quality Bond
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  ------------  ------------
Investment income:
   Dividends                                   $   217,527  $   377,330  $    18,900   $   494,531
                                               -----------  -----------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (286,089)    (218,253)    (131,684)     (212,193)
                                               -----------  -----------  -----------   -----------
Net investment income (loss)                       (68,562)     159,077     (112,784)      282,338
                                               -----------  -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     4,545,569    2,626,206    2,840,043     2,316,350
   Cost of shares sold                          (2,223,150)  (2,095,849)  (1,791,139)   (2,375,439)
                                               -----------  -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                  2,322,419      530,357    1,048,904       (59,089)
Realized gain distributions                        955,278      488,605      957,046             0
                                               -----------  -----------  -----------   -----------
Net realized gains (losses)                      3,277,697    1,018,962    2,005,950       (59,089)
                                               -----------  -----------  -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           6,823,425    2,463,682    2,648,030      (458,875)
   End of period                                 9,477,125    2,220,692    2,669,689       (87,306)
                                               -----------  -----------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                 2,653,700     (242,990)      21,659       371,569
                                               -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
   operations                                  $ 5,862,835  $   935,049  $ 1,914,825   $   594,818
                                               ===========  ===========  ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                              Natural    Aggressive   Alliance
                                                 Growth      Resources     Growth      Growth
                                                Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 2)    (Class 2)    (Class 1)   (Class 1)
                                               -----------  ----------  -----------  -----------
Investment income:
   Dividends                                   $    22,649  $   62,731  $    54,301  $    13,576
                                               -----------  ----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (60,616)    (93,816)    (141,620)    (450,230)
                                               -----------  ----------  -----------  -----------
Net investment income (loss)                       (37,967)    (31,085)     (87,319)    (436,654)
                                               -----------  ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,986,060     888,100    3,043,109    9,152,284
   Cost of shares sold                          (1,636,239)   (441,459)  (2,020,460)  (9,415,125)
                                               -----------  ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                    349,821     446,641    1,022,649     (262,841)
Realized gain distributions                        426,401     307,299            0            0
                                               -----------  ----------  -----------  -----------
Net realized gains (losses)                        776,222     753,940    1,022,649     (262,841)
                                               -----------  ----------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             655,370   2,134,067    2,828,233   (2,941,916)
   End of period                                   252,222   3,347,778    1,826,478    1,364,092
                                               -----------  ----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (403,148)  1,213,711   (1,001,755)   4,306,008
                                               -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $   335,107  $1,936,566  $   (66,425) $ 3,606,513
                                               ===========  ==========  ===========  ===========

                                                            Blue Chip   Capital       Cash
                                                Balanced      Growth    Growth     Management
                                                Portfolio   Portfolio  Portfolio    Portfolio
                                                (Class 1)   (Class 1)  (Class 1)    (Class 1)
                                               -----------  ---------  ---------  ------------
Investment income:
   Dividends                                   $   501,516  $   6,415  $  18,331  $    639,310
                                               -----------  ---------  ---------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (271,069)   (30,020)   (22,449)     (265,102)
                                               -----------  ---------  ---------  ------------
Net investment income (loss)                       230,447    (23,605)    (4,118)      374,208
                                               -----------  ---------  ---------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,753,565    635,390    464,520    19,215,752
   Cost of shares sold                          (3,786,649)  (491,155)  (360,067)  (18,742,506)
                                               -----------  ---------  ---------  ------------
Net realized gains (losses) from securities
   transactions                                    (33,084)   144,235    104,453       473,246
Realized gain distributions                              0          0          0             0
                                               -----------  ---------  ---------  ------------
Net realized gains (losses)                        (33,084)   144,235    104,453       473,246
                                               -----------  ---------  ---------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (755,885)   266,790    243,180       186,005
   End of period                                  (260,454)   362,686    301,019      (152,082)
                                               -----------  ---------  ---------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                   495,431     95,896     57,839      (338,087)
                                               -----------  ---------  ---------  ------------
Increase (decrease) in net assets from
   operations                                  $   692,794  $ 216,526  $ 158,174  $    509,367
                                               ===========  =========  =========  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                Davis
                                                Corporate      Venture     "Dogs" of       Equity
                                                   Bond         Value     Wall Street  Opportunities
                                                Portfolio     Portfolio    Portfolio     Portfolio
                                                (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                               -----------  ------------  -----------  -------------
Investment income:
   Dividends                                   $   931,061  $    818,989  $    88,032   $   204,885
                                               -----------  ------------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (346,945)   (1,442,354)     (56,436)     (182,721)
                                               -----------  ------------  -----------   -----------
Net investment income (loss)                       584,116      (623,365)      31,596        22,164
                                               -----------  ------------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,938,042    16,253,849    1,842,963     2,801,898
   Cost of shares sold                          (2,843,712)  (11,410,573)  (1,472,884)   (2,260,732)
                                               -----------  ------------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                     94,330     4,843,276      370,079       541,166
Realized gain distributions                              0     4,085,492      204,822     1,163,336
                                               -----------  ------------  -----------   -----------
Net realized gains (losses)                         94,330     8,928,768      574,901     1,704,502
                                               -----------  ------------  -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             414,394    26,206,530      890,235     2,799,768
   End of period                                   614,451    21,904,389      212,521       916,784
                                               -----------  ------------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                   200,057    (4,302,141)    (677,714)   (1,882,984)
                                               -----------  ------------  -----------   -----------
Increase (decrease) in net assets from
   operations                                  $   878,503  $  4,003,262  $   (71,217)  $  (156,318)
                                               ===========  ============  ===========   ===========

                                               Fundamental     Global       Global      Growth-
                                                  Growth        Bond       Equities      Income
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                               -----------  -----------  -----------  -----------
Investment income:
   Dividends                                    $       0   $    44,487  $   110,182  $   337,353
                                                ---------   -----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (20,427)     (105,253)    (142,420)    (572,092)
                                                ---------   -----------  -----------  -----------
Net investment income (loss)                      (20,427)      (60,766)     (32,238)    (234,739)
                                                ---------   -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      502,672     1,092,019    2,439,729   11,180,935
   Cost of shares sold                           (408,346)   (1,097,570)  (1,334,995)  (9,670,755)
                                                ---------   -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                    94,326        (5,551)   1,104,734    1,510,180
Realized gain distributions                             0        34,186            0            0
                                                ---------   -----------  -----------  -----------
Net realized gains (losses)                        94,326        28,635    1,104,734    1,510,180
                                                ---------   -----------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            248,350      (247,767)   3,864,121    3,346,580
   End of period                                  330,192       502,049    3,708,578    5,568,974
                                                ---------   -----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                   81,842       749,816     (155,543)   2,222,394
                                                ---------   -----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                   $ 155,741   $   717,685  $   916,953  $ 3,497,835
                                                =========   ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                           International  International
                                                   Growth      High-Yield   Diversified      Growth &
                                               Opportunities      Bond        Equities        Income
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -------------  -----------  -------------  -------------
Investment income:
   Dividends                                     $       0    $ 1,218,648   $   389,609    $   270,614
                                                 ---------    -----------   -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (17,093)      (262,762)     (287,215)      (252,955)
                                                 ---------    -----------   -----------    -----------
Net investment income (loss)                       (17,093)       955,886       102,394         17,659
                                                 ---------    -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       819,095      9,504,819     5,026,212      2,260,942
   Cost of shares sold                            (668,570)    (8,819,387)   (2,916,080)    (1,508,804)
                                                 ---------    -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions                                    150,525        685,432     2,110,132        752,138
Realized gain distributions                              0              0             0      1,956,078
                                                 ---------    -----------   -----------    -----------
Net realized gains (losses)                        150,525        685,432     2,110,132      2,708,216
                                                 ---------    -----------   -----------    -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             101,348      1,500,190     7,471,463      4,542,452
   End of period                                   174,297       (155,001)    7,657,439      2,675,461
                                                 ---------    -----------   -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                    72,949     (1,655,191)      185,976     (1,866,991)
                                                 ---------    -----------   -----------    -----------
Increase (decrease) in net assets from
   operations                                    $ 206,381    $   (13,873)  $ 2,398,502    $   858,884
                                                 =========    ===========   ===========    ===========

                                                                     MFS
                                                   Marsico      Massachussetts       MFS        Mid-Cap
                                               Focused Growth  Investors Trust  Total Return     Growth
                                                  Portfolio       Portfolio       Portfolio    Portfolio
                                                  (Class 1)       (Class 1)       (Class 1)    (Class 1)
                                               --------------  ---------------  ------------  -----------
Investment income:
   Dividends                                     $    5,939      $   43,656     $   990,955   $    11,462
                                                 ----------      ----------     -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (46,231)        (60,594)       (561,451)      (73,924)
                                                 ----------      ----------     -----------   -----------
Net investment income (loss)                        (40,292)        (16,938)        429,504       (62,462)
                                                 ----------      ----------     -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      1,077,237       1,088,474       2,661,394     1,756,284
   Cost of shares sold                             (936,377)       (655,674)     (2,487,687)   (1,244,848)
                                                 ----------      ----------     -----------   -----------
Net realized gains (losses) from securities
   transactions                                     140,860         432,800         173,707       511,436
Realized gain distributions                         148,764               0       1,760,923             0
                                                 ----------      ----------     -----------   -----------
Net realized gains (losses)                         289,624         432,800       1,934,630       511,436
                                                 ----------      ----------     -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              306,258       1,599,079       1,482,116     1,148,915
   End of period                                    387,338       1,513,899          (2,815)    1,373,453
                                                 ----------      ----------     -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                     81,080         (85,180)     (1,484,931)      224,538
                                                 ----------      ----------     -----------   -----------
Increase (decrease) in net assets from
   operations                                    $  330,412      $  330,682     $   879,203   $   673,512
                                                 ==========      ==========     ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                               Telecom     Worldwide   Aggressive
                                                 Technology    Utility    High Income    Growth
                                                  Portfolio   Portfolio    Portfolio    Portfolio
                                                  (Class 1)   (Class 1)    (Class 1)    (Class 2)
                                                 ----------  -----------  -----------  ----------
Investment income:
   Dividends                                     $       0   $   146,267   $ 353,103   $   3,791
                                                 ---------   -----------   ---------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (11,179)      (72,763)    (82,178)    (12,401)
                                                 ---------   -----------   ---------   ---------
Net investment income (loss)                       (11,179)       73,504     270,925      (8,610)
                                                 ---------   -----------   ---------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       618,546     1,304,299     948,568     256,061
   Cost of shares sold                            (497,545)   (1,095,062)   (947,359)   (203,924)
                                                 ---------   -----------   ---------   ---------
Net realized gains (losses) from securities
   transactions                                    121,001       209,237       1,209      52,137
Realized gain distributions                              0             0           0           0
                                                 ---------   -----------   ---------   ---------
Net realized gains (losses)                        121,001       209,237       1,209      52,137
                                                 ---------   -----------   ---------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              96,149       384,503     (39,418)    142,101
   End of period                                   109,750       924,969    (110,565)     80,343
                                                 ---------   -----------   ---------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                    13,601       540,466     (71,147)    (61,758)
                                                 ---------   -----------   ---------   ---------
Increase (decrease) in net assets from
   operations                                    $ 123,423   $   823,207   $ 200,987   $ (18,231)
                                                 =========   ===========   =========   =========

                                                  Alliance              Blue Chip   Capital
                                                   Growth     Balanced    Growth     Growth
                                                  Portfolio  Portfolio  Portfolio  Portfolio
                                                  (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                                 ----------  ---------  ---------  ---------
Investment income:
   Dividends                                     $        0  $ 104,481  $   2,048  $   2,108
                                                 ----------  ---------  ---------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (62,825)   (58,952)   (19,456)    (4,878)
                                                 ----------  ---------  ---------  ---------
Net investment income (loss)                        (62,825)    45,529    (17,408)    (2,770)
                                                 ----------  ---------  ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      1,050,836    712,773    746,884    359,613
   Cost of shares sold                             (789,539)  (607,261)  (553,861)  (281,918)
                                                 ----------  ---------  ---------  ---------
Net realized gains (losses) from securities
   transactions                                     261,297    105,512    193,023     77,695
Realized gain distributions                               0          0          0          0
                                                 ----------  ---------  ---------  ---------
Net realized gains (losses)                         261,297    105,512    193,023     77,695
                                                 ----------  ---------  ---------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              852,525    473,653    240,385     94,198
   End of period                                  1,138,719    464,264    214,889     54,540
                                                 ----------  ---------  ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                    286,194     (9,389)   (25,496)   (39,658)
                                                 ----------  ---------  ---------  ---------
Increase (decrease) in net assets from
   operations                                    $  484,666  $ 141,652  $ 150,119  $  35,267
                                                 ==========  =========  =========  =========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                  Cash       Corporate      Davis       "Dogs" of
                                                Management     Bond     Venture Value  Wall Street
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                               ------------  ---------  -------------  -----------
Investment income:
   Dividends                                   $    179,511  $ 307,339    $   141,517   $  30,459
                                               ------------  ---------    -----------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (71,871)  (126,527)      (293,525)    (25,568)
                                               ------------  ---------    -----------   ---------
Net investment income (loss)                        107,640    180,812       (152,008)      4,891
                                               ------------  ---------    -----------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     11,272,303    988,582      3,568,842     974,445
   Cost of shares sold                          (11,228,628)  (955,747)    (2,250,938)   (756,547)
                                               ------------  ---------    -----------   ---------
Net realized gains (losses) from securities
   transactions                                      43,675     32,835      1,317,904     217,898
Realized gain distributions                               0          0        827,931      74,854
                                               ------------  ---------    -----------   ---------
Net realized gains (losses)                          43,675     32,835      2,145,835     292,752
                                               ------------  ---------    -----------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               34,280    164,813      6,801,690     425,092
   End of period                                      2,156    250,909      5,555,949      92,837
                                               ------------  ---------    -----------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                    (32,124)    86,096     (1,245,741)   (332,255)
                                               ------------  ---------    -----------   ---------
Increase (decrease) in net assets from
   operations                                  $    119,191  $ 299,743    $   748,086   $ (34,612)
                                               ============  =========    ===========   =========

                                                   Equity      Fundamental   Global     Global
                                                Opportunities    Growth       Bond     Equities
                                                  Portfolio     Portfolio   Portfolio  Portfolio
                                                  (Class 2)     (Class 2)   (Class 2)  (Class 2)
                                                -------------  -----------  ---------  ---------
Investment income:
   Dividends                                      $  32,427      $      0   $   8,867  $  10,852
                                                  ---------      --------   ---------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (35,848)       (4,574)    (32,853)   (19,490)
                                                  ---------      --------   ---------  ---------
Net investment income (loss)                         (3,421)       (4,574)    (23,986)    (8,638)
                                                  ---------      --------   ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        827,308        57,951     511,431    619,278
   Cost of shares sold                             (617,172)      (45,250)   (519,611)  (372,907)
                                                  ---------      --------   ---------  ---------
Net realized gains (losses) from securities
   transactions                                     210,136        12,701      (8,180)   246,371
Realized gain distributions                         199,539             0       9,266          0
                                                  ---------      --------   ---------  ---------
Net realized gains (losses)                         409,675        12,701       1,086    246,371
                                                  ---------      --------   ---------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              641,308        42,745    (102,864)   416,347
   End of period                                    212,294        69,648     112,563    315,538
                                                  ---------      --------   ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                   (429,014)       26,903     215,427   (100,809)
                                                  ---------      --------   ---------  ---------
Increase (decrease) in net assets from
   operations                                     $ (22,760)     $ 35,030   $ 192,527  $ 136,924
                                                  =========      ========   =========  =========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                         International
                                                  Growth-       Growth       High-Yield   Diversified
                                                  Income     Opportunities     Bond        Equities
                                                 Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                -----------  -------------  -----------  -------------
Investment income:
   Dividends                                    $    35,061    $       0    $   340,716   $    63,501
                                                -----------    ---------    -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (69,727)      (8,401)       (67,805)      (48,071)
                                                -----------    ---------    -----------   -----------
Net investment income (loss)                        (34,666)      (8,401)       272,911        15,430
                                                -----------    ---------    -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      1,341,417      305,037      4,713,581     1,873,266
   Cost of shares sold                             (951,917)    (241,368)    (4,506,767)   (1,243,446)
                                                -----------    ---------    -----------   -----------
Net realized gains (losses) from securities
   transactions                                     389,500       63,669        206,814       629,820
Realized gain distributions                               0            0              0             0
                                                -----------    ---------    -----------   -----------
Net realized gains (losses)                         389,500       63,669        206,814       629,820
                                                -----------    ---------    -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,162,398       65,189        288,642       849,793
   End of period                                  1,218,145      114,288       (182,491)      578,959
                                                -----------    ---------    -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                     55,747       49,099       (471,133)     (270,834)
                                                -----------    ---------    -----------   -----------
Increase (decrease) in net assets from
   operations                                   $   410,581    $ 104,367    $     8,592   $   374,416
                                                ===========    =========    ===========   ===========

                                                  International        MFS
                                                    Growth &     Massachussetts    Mid-Cap
                                                     Income      Investors Trust   Growth    Technology
                                                    Portfolio       Portfolio     Portfolio   Portfolio
                                                    (Class 2)       (Class 2)     (Class 2)   (Class 2)
                                                  -------------  ---------------  ---------  ----------
Investment income:
   Dividends                                       $    69,014      $  22,022     $   2,684   $      0
                                                   -----------      ---------     ---------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                     (70,325)       (34,490)      (36,553)    (4,917)
                                                   -----------      ---------     ---------   --------
Net investment income (loss)                            (1,311)       (12,468)      (33,869)    (4,917)
                                                   -----------      ---------     ---------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                           986,992        545,831       644,020     95,700
   Cost of shares sold                                (602,522)      (365,029)     (490,393)   (78,893)
                                                   -----------      ---------     ---------   --------
Net realized gains (losses) from securities
   transactions                                        384,470        180,802       153,627     16,807
Realized gain distributions                            541,187              0             0          0
                                                   -----------      ---------     ---------   --------
Net realized gains (losses)                            925,657        180,802       153,627     16,807
                                                   -----------      ---------     ---------   --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               1,697,005        644,901       370,139     21,490
   End of period                                     1,016,556        668,199       582,698     65,421
                                                   -----------      ---------     ---------   --------
Change in net unrealized appreciation
   (depreciation) of investments                      (680,449)        23,298       212,559     43,931
                                                   -----------      ---------     ---------   --------
Increase (decrease) in net assets from
   operations                                      $   243,897      $ 191,632     $ 332,317   $ 55,821
                                                   ===========      =========     =========   ========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                  Telecom    Worldwide     Foreign       Marsico
                                                  Utility   High Income     Value     Focused Growth
                                                 Portfolio   Portfolio    Portfolio     Portfolio
                                                 (Class 2)   (Class 2)    (Class 3)     (Class 3)
                                                 ---------  -----------  -----------  --------------
Investment income:
   Dividends                                     $  29,843   $  44,992   $   329,073     $       0
                                                 ---------   ---------   -----------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (16,405)    (11,456)     (282,336)      (27,554)
                                                 ---------   ---------   -----------     ---------
Net investment income (loss)                        13,438      33,536        46,737       (27,554)
                                                 ---------   ---------   -----------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       397,147     199,025     2,012,563       550,839
   Cost of shares sold                            (310,022)   (191,934)   (1,389,920)     (477,101)
                                                 ---------   ---------   -----------     ---------
Net realized gains (losses) from securities
   transactions                                     87,125       7,091       622,643        73,738
Realized gain distributions                              0           0       545,359        87,992
                                                 ---------   ---------   -----------     ---------
Net realized gains (losses)                         87,125       7,091     1,168,002       161,730
                                                 ---------   ---------   -----------     ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             195,589      18,571     4,111,542       188,337
   End of period                                   271,989       4,989     5,000,093       239,513
                                                 ---------   ---------   -----------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                    76,400     (13,582)      888,551        51,176
                                                 ---------   ---------   -----------     ---------
Increase (decrease) in net assets from
   operations                                    $ 176,963   $  27,045   $ 2,103,290     $ 185,352
                                                 =========   =========   ===========     =========

                                                MFS Total   Small & Mid                Growth and
                                                 Return      Cap Value     Comstock      Income
                                                Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 3)    (Class 3)    (Class II)   (Class II)
                                               -----------  -----------  -----------  -----------
Investment income:
   Dividends                                   $   149,887  $    65,198  $   495,707  $   358,078
                                               -----------  -----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (98,719)    (233,885)    (487,671)    (414,648)
                                               -----------  -----------  -----------  -----------
Net investment income (loss)                        51,168     (168,687)       8,036      (56,570)
                                               -----------  -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,673,261    2,293,213    4,717,265    3,153,987
   Cost of shares sold                          (1,540,341)  (1,945,518)  (4,150,599)  (2,742,358)
                                               -----------  -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                    132,920      347,695      566,666      411,629
Realized gain distributions                        294,240      657,393      688,121      964,361
                                               -----------  -----------  -----------  -----------
Net realized gains (losses)                        427,160    1,005,088    1,254,787    1,375,990
                                               -----------  -----------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             365,019    1,582,520    3,580,988    3,131,282
   End of period                                    61,552      739,343    1,141,355    2,010,914
                                               -----------  -----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (303,467)    (843,177)  (2,439,633)  (1,120,368)
                                               -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $   174,861  $    (6,776) $(1,176,810) $   199,052
                                               ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                               Strategic     Global                    Growth-       Growth
                                                 Growth      Growth       Growth       Income      and Income
                                               Portfolio      Fund         Fund         Fund       Portfolio
                                               (Class II)   (Class 2)    (Class 2)    (Class 2)    (Class VC)
                                               ----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                                   $       0   $ 1,276,837  $   398,627  $ 1,433,587  $   386,933
                                               ---------   -----------  -----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (26,674)     (710,071)    (772,030)  (1,403,311)    (467,792)
                                               ---------   -----------  -----------  -----------  -----------
Net investment income (loss)                     (26,674)      566,766     (373,403)      30,276      (80,859)
                                               ---------   -----------  -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     685,388     4,391,604    6,292,338    7,556,940    2,530,469
   Cost of shares sold                          (571,127)   (3,238,378)  (4,905,171)  (6,283,934)  (2,219,550)
                                               ---------   -----------  -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                  114,261     1,153,226    1,387,167    1,273,006      310,919
Realized gain distributions                            0     1,863,189    3,459,974    2,983,488    2,133,713
                                               ---------   -----------  -----------  -----------  -----------
Net realized gains (losses)                      114,261     3,016,415    4,847,141    4,256,494    2,444,632
                                               ---------   -----------  -----------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           211,498     9,208,805    8,639,987   11,644,253    2,560,289
   End of period                                 374,509    11,221,375    9,119,378   10,157,772      722,055
                                               ---------   -----------  -----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                 163,011     2,012,570      479,391   (1,486,481)  (1,838,234)
                                               ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $ 250,598   $ 5,595,751  $ 4,953,129  $ 2,800,289  $   525,539
                                               =========   ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                                           Government
                                                  Asset        Capital        and
                                               Allocation   Appreciation  Quality Bond     Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               -----------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   535,753  $  (639,866)  $   666,807   $  (172,088)
   Net realized gains (losses)                   2,262,127   10,370,437       (23,526)    2,372,739
   Change in net unrealized appreciation
      (depreciation) of investments                (82,725)   2,578,457       672,043      (439,678)
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                              2,715,155   12,309,028     1,315,324     1,760,973
                                               -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                    990,188    3,314,748     1,365,603       277,651
   Cost of units redeemed                       (4,721,472)  (8,425,585)   (4,443,737)   (3,576,693)
   Net transfers                                 1,606,850     (731,521)    2,768,511    (1,143,188)
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (2,124,434)  (5,842,358)     (309,623)   (4,442,230)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in net assets                  590,721    6,466,670     1,005,701    (2,681,257)
Net assets at beginning of period               40,596,690   51,381,647    27,829,818    21,557,065
                                               -----------  -----------   -----------   -----------
Net assets at end of period                    $41,187,411  $57,848,317   $28,835,519   $18,875,808
                                               ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       37,395       68,186        78,073         7,393
   Units redeemed                                 (177,934)    (173,756)     (251,021)      (97,893)
   Units transferred                                60,234      (18,194)      156,724       (30,890)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding           (80,305)    (123,764)      (16,224)     (121,390)
Beginning units                                  1,604,137    1,179,919     1,595,002       628,478
                                               -----------  -----------   -----------   -----------
Ending units                                     1,523,832    1,056,155     1,578,778       507,088
                                               ===========  ===========   ===========   ===========

                                                                                        Government
                                                 Natural       Asset        Capital         and
                                                Resources    Allocation  Appreciation  Quality Bond
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (68,562) $   159,077  $  (112,784)  $   282,338
   Net realized gains (losses)                   3,277,697    1,018,962    2,005,950       (59,089)
   Change in net unrealized appreciation
      (depreciation) of investments              2,653,700     (242,990)      21,659       371,569
                                               -----------  -----------  -----------   -----------
      Increase (decrease) in net assets from
         operations                              5,862,835      935,049    1,914,825       594,818
                                               -----------  -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                    341,221      417,268      254,326       167,419
   Cost of units redeemed                       (2,681,922)  (2,127,371)  (1,222,381)   (1,429,148)
   Net transfers                                 2,219,836       55,866     (345,190)      510,546
                                               -----------  -----------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (120,865)  (1,654,237)  (1,313,245)     (751,183)
                                               -----------  -----------  -----------   -----------
Increase (decrease) in net assets                5,741,970     (719,188)     601,580      (156,365)
Net assets at beginning of period               15,667,883   14,683,078    8,369,805    13,973,089
                                               -----------  -----------  -----------   -----------
Net assets at end of period                    $21,409,853  $13,963,890  $ 8,971,385   $13,816,724
                                               ===========  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        5,839       16,017        5,353         9,493
   Units redeemed                                  (46,654)     (81,365)     (25,163)      (81,434)
   Units transferred                                37,455        2,090       (8,555)       28,475
                                               -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding            (3,360)     (63,258)     (28,365)      (43,466)
Beginning units                                    322,950      585,014      193,525       808,223
                                               -----------  -----------  -----------   -----------
Ending units                                       319,590      521,756      165,160       764,757
                                               ===========  ===========  ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                              Natural    Aggressive    Alliance
                                                  Growth     Resources     Growth       Growth
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 2)    (Class 2)   (Class 1)    (Class 1)
                                               -----------  ----------  ----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (37,967) $  (31,085) $   (87,319) $  (436,654)
   Net realized gains (losses)                     776,222     753,940    1,022,649     (262,841)
   Change in net unrealized appreciation
      (depreciation) of investments               (403,148)  1,213,711   (1,001,755)   4,306,008
                                               -----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                335,107   1,936,566      (66,425)   3,606,513
                                               -----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    120,624      26,661       79,004      332,793
   Cost of units redeemed                         (635,122)   (207,777)  (1,020,596)  (5,754,350)
   Net transfers                                  (501,722)     47,236     (553,596)  (2,694,562)
                                               -----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,016,220)   (133,880)  (1,495,188)  (8,116,119)
                                               -----------  ----------  -----------  -----------
Increase (decrease) in net assets                 (681,113)  1,802,686   (1,561,613)  (4,509,606)
Net assets at beginning of period                4,171,483   5,163,331    9,776,960   32,238,882
                                               -----------  ----------  -----------  -----------
Net assets at end of period                    $ 3,490,370  $6,966,017  $ 8,215,347  $27,729,276
                                               ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        3,304         445        5,233       10,568
   Units redeemed                                  (17,440)     (3,806)     (54,823)    (163,332)
   Units transferred                               (13,733)      1,053      (29,654)     (78,658)
                                               -----------  ----------  -----------  -----------
Increase (decrease) in units outstanding           (27,869)     (2,308)     (79,244)    (231,422)
Beginning units                                    122,583     107,141      555,417      972,482
                                               -----------  ----------  -----------  -----------
Ending units                                        94,714     104,833      476,173      741,060
                                               ===========  ==========  ===========  ===========

                                                             Blue Chip    Capital       Cash
                                                 Balanced     Growth      Growth     Management
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -----------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   230,447  $  (23,605) $   (4,118) $    374,208
   Net realized gains (losses)                     (33,084)    144,235     104,453       473,246
   Change in net unrealized appreciation
      (depreciation) of investments                495,431      95,896      57,839      (338,087)
                                               -----------  ----------  ----------  ------------
      Increase (decrease) in net assets from
         operations                                692,794     216,526     158,174       509,367
                                               -----------  ----------  ----------  ------------
From capital transactions:
   Net proceeds from units sold                    366,702     112,497      63,809     1,227,108
   Cost of units redeemed                       (2,729,378)   (167,544)   (206,128)  (10,865,358)
   Net transfers                                  (750,911)    (64,306)    120,356     9,666,160
                                               -----------  ----------  ----------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (3,113,587)   (119,353)    (21,963)       27,910
                                               -----------  ----------  ----------  ------------
Increase (decrease) in net assets               (2,420,793)     97,173     136,211       537,277
Net assets at beginning of period               19,062,440   1,780,073   1,379,497    14,877,360
                                               -----------  ----------  ----------  ------------
Net assets at end of period                    $16,641,647  $1,877,246  $1,515,708  $ 15,414,637
                                               ===========  ==========  ==========  ============
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       21,316      16,730       7,700        91,135
   Units redeemed                                 (161,643)    (24,844)    (23,087)     (797,238)
   Units transferred                               (44,567)     (9,139)     12,443       713,473
                                               -----------  ----------  ----------  ------------
Increase (decrease) in units outstanding          (184,894)    (17,253)     (2,944)        7,370
Beginning units                                  1,162,537     281,033     168,855     1,111,171
                                               -----------  ----------  ----------  ------------
Ending units                                       977,643     263,780     165,911     1,118,541
                                               ===========  ==========  ==========  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                               Davis
                                               Corporate      Venture     "Dogs" of       Equity
                                                 Bond          Value     Wall Street  Opportunities
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                              -----------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   584,116  $   (623,365) $    31,596   $    22,164
   Net realized gains (losses)                     94,330     8,928,768      574,901     1,704,502
   Change in net unrealized appreciation
      (depreciation) of investments               200,057    (4,302,141)    (677,714)   (1,882,984)
                                              -----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         operations                               878,503     4,003,262      (71,217)     (156,318)
                                              -----------  ------------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                 3,264,020     2,549,683        4,336        72,013
   Cost of units redeemed                      (3,404,754)  (14,427,645)  (1,321,661)   (1,575,682)
   Net transfers                                1,733,474    (1,518,410)    (261,881)     (780,658)
                                              -----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   1,592,740   (13,396,372)  (1,579,206)   (2,284,327)
                                              -----------  ------------  -----------   -----------
Increase (decrease) in net assets               2,471,243    (9,393,110)  (1,650,423)   (2,440,645)
Net assets at beginning of period              21,208,324    96,834,790    4,804,134    13,153,361
                                              -----------  ------------  -----------   -----------
Net assets at end of period                   $23,679,567  $ 87,441,680  $ 3,153,711   $10,712,716
                                              ===========  ============  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                     179,139        63,304          349         3,340
   Units redeemed                                (186,453)     (354,205)     (99,108)      (74,908)
   Units transferred                               95,666       (37,134)     (19,014)      (38,139)
                                              -----------  ------------  -----------   -----------
Increase (decrease) in units outstanding           88,352      (328,035)    (117,773)     (109,707)
Beginning units                                 1,181,914     2,481,273      367,660       630,784
                                              -----------  ------------  -----------   -----------
Ending units                                    1,270,266     2,153,238      249,887       521,077
                                              ===========  ============  ===========   ===========


                                              Fundamental    Global      Global       Growth-
                                                Growth        Bond      Equities      Income
                                               Portfolio    Portfolio   Portfolio    Portfolio
                                               (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                              -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (20,427) $  (60,766) $   (32,238) $  (234,739)
   Net realized gains (losses)                     94,326      28,635    1,104,734    1,510,180
   Change in net unrealized appreciation
      (depreciation) of investments                81,842     749,816     (155,543)   2,222,394
                                               ----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               155,741     717,685      916,953    3,497,835
                                               ----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    73,254     977,166       98,323      406,359
   Cost of units redeemed                        (221,533)   (603,100)  (1,593,995)  (7,443,182)
   Net transfers                                 (129,553)  2,041,990      (87,178)  (2,334,189)
                                               ----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (277,832)  2,416,056   (1,582,850)  (9,371,012)
                                               ----------  ----------  -----------  -----------
Increase (decrease) in net assets                (122,091)  3,133,741     (665,897)  (5,873,177)
Net assets at beginning of period               1,517,838   5,775,587    9,408,714   40,766,169
                                               ----------  ----------  -----------  -----------
Net assets at end of period                    $1,395,747  $8,909,328  $ 8,742,817  $34,892,992
                                               ==========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       3,543      52,877        4,386       12,373
   Units redeemed                                 (10,988)    (32,918)     (61,425)    (222,609)
   Units transferred                               (7,682)    110,364       (4,240)     (70,318)
                                               ----------  ----------  -----------  -----------
Increase (decrease) in units outstanding          (15,127)    130,323      (61,279)    (280,554)
Beginning units                                    79,880     320,782      391,297    1,287,663
                                               ----------  ----------  -----------  -----------
Ending units                                       64,753     451,105      330,018    1,007,109
                                               ==========  ==========  ===========  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                           International  International
                                                  Growth      High-Yield    Diversified     Growth &
                                              Opportunities      Bond         Equities       Income
                                                Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                              -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (17,093)   $   955,886   $   102,394    $    17,659
   Net realized gains (losses)                     150,525        685,432     2,110,132      2,708,216
   Change in net unrealized appreciation
      (depreciation) of investments                 72,949     (1,655,191)      185,976     (1,866,991)
                                                ----------    -----------   -----------    -----------
      Increase (decrease) in net assets from
         operations                                206,381        (13,873)    2,398,502        858,884
                                                ----------    -----------   -----------    -----------
From capital transactions:
   Net proceeds from units sold                     30,101      1,086,719       175,034      1,132,478
   Cost of units redeemed                         (231,798)    (2,449,224)   (2,767,004)    (1,350,085)
   Net transfers                                   296,673     (3,347,205)   (1,005,254)       847,812
                                                ----------    -----------   -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                       94,976     (4,709,710)   (3,597,224)       630,205
                                                ----------    -----------   -----------    -----------
Increase (decrease) in net assets                  301,357     (4,723,583)   (1,198,722)     1,489,089
Net assets at beginning of period                1,019,391     19,293,431    19,608,076     14,908,637
                                                ----------    -----------   -----------    -----------
Net assets at end of period                     $1,320,748    $14,569,848   $18,409,354    $16,397,726
                                                ==========    ===========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        4,697         51,354        11,014         56,129
   Units redeemed                                  (36,054)      (115,268)     (175,025)       (67,071)
   Units transferred                                46,141       (159,210)      (69,772)        44,077
                                                ----------    -----------   -----------    -----------
Increase (decrease) in units outstanding            14,784       (223,124)     (233,783)        33,135
Beginning units                                    180,041        915,871     1,346,755        788,223
                                                ----------    -----------   -----------    -----------
Ending units                                       194,825        692,747     1,112,972        821,358
                                                ==========    ===========   ===========    ===========

                                                                    MFS
                                                  Marsico       Massachusetts       MFS        Mid-Cap
                                              Focused Growth  Investors Trust  Total Return    Growth
                                                 Portfolio        Portfolio      Portfolio    Portfolio
                                                 (Class 1)        (Class 1)      (Class 1)    (Class 1)
                                              --------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (40,292)      $  (16,938)    $   429,504  $   (62,462)
   Net realized gains (losses)                     289,624          432,800       1,934,630      511,436
   Change in net unrealized appreciation
      (depreciation) of investments                 81,080          (85,180)     (1,484,931)     224,538
                                                ----------       ----------     -----------  -----------
      Increase (decrease) in net assets from
         operations                                330,412          330,682         879,203      673,512
                                                ----------       ----------     -----------  -----------
From capital transactions:
   Net proceeds from units sold                    118,853           28,018       4,681,242      153,951
   Cost of units redeemed                         (420,492)        (813,077)     (3,829,281)    (820,936)
   Net transfers                                  (150,944)        (167,275)      2,605,547     (455,457)
                                                ----------       ----------     -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (452,583)        (952,334)      3,457,508   (1,122,442)
                                                ----------       ----------     -----------  -----------
Increase (decrease) in net assets                 (122,171)        (621,652)      4,336,711     (448,930)
Net assets at beginning of period                3,140,214        4,306,757      33,465,073    5,081,527
                                                ----------       ----------     -----------  -----------
Net assets at end of period                     $3,018,043       $3,685,105     $37,801,784  $ 4,632,597
                                                ==========       ==========     ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        9,476            2,632         161,287       12,869
   Units redeemed                                  (32,085)         (33,516)       (132,124)     (69,233)
   Units transferred                               (13,786)          (8,399)         90,373      (40,928)
                                                ----------       ----------     -----------  -----------
Increase (decrease) in units outstanding           (36,395)         (39,283)        119,536      (97,292)
Beginning units                                    257,271          183,429       1,191,633      466,903
                                                ----------       ----------     -----------  -----------
Ending units                                       220,876          144,146       1,311,169      369,611
                                                ==========       ==========     ===========  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                            Telecom    Worldwide   Aggressive
                                              Technology    Utility   High Income    Growth
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)   (Class 2)
                                              ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (11,179) $   73,504  $  270,925    $ (8,610)
   Net realized gains (losses)                   121,001     209,237       1,209      52,137
   Change in net unrealized appreciation
      (depreciation) of investments               13,601     540,466     (71,147)    (61,758)
                                               ---------  ----------  ----------    --------
      Increase (decrease) in net assets from
         operations                              123,423     823,207     200,987     (18,231)
                                               ---------  ----------  ----------    --------
From capital transactions:
   Net proceeds from units sold                   31,476     117,151     246,513       1,659
   Cost of units redeemed                       (326,026)   (457,910)   (635,549)    (45,303)
   Net transfers                                 293,943    (161,984)    331,605      (7,193)
                                               ---------  ----------  ----------    --------
      Increase (decrease) in net assets from
         capital transactions                       (607)   (502,743)    (57,431)    (50,837)
                                               ---------  ----------  ----------    --------
Increase (decrease) in net assets                122,816     320,464     143,556     (69,068)
Net assets at beginning of period                865,542   4,613,399   5,089,536     813,805
                                               ---------  ----------  ----------    --------
Net assets at end of period                    $ 988,358  $4,933,863  $5,233,092    $744,737
                                               =========  ==========  ==========    ========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                     11,507       6,857      11,350          93
   Units redeemed                               (129,946)    (27,241)    (29,124)     (2,493)
   Units transferred                             100,708     (10,665)     15,192        (635)
                                               ---------  ----------  ----------    --------
Increase (decrease) in units outstanding         (17,731)    (31,049)     (2,582)     (3,035)
Beginning units                                  360,151     303,781     237,799      46,718
                                               ---------  ----------  ----------    --------
Ending units                                     342,420     272,732     235,217      43,683
                                               =========  ==========  ==========    ========


                                               Alliance                 Blue Chip   Capital
                                                Growth      Balanced     Growth     Growth
                                               Portfolio    Portfolio   Portfolio  Portfolio
                                               (Class 2)    (Class 2)   (Class 2)  (Class 2)
                                              -----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (62,825) $   45,529  $  (17,408) $  (2,770)
   Net realized gains (losses)                    261,297     105,512     193,023     77,695
   Change in net unrealized appreciation
      (depreciation) of investments               286,194      (9,389)    (25,496)   (39,658)
                                               ----------  ----------  ----------  ---------
      Increase (decrease) in net assets from
         operations                               484,666     141,652     150,119     35,267
                                               ----------  ----------  ----------  ---------
From capital transactions:
   Net proceeds from units sold                    97,940     138,838       3,272      2,084
   Cost of units redeemed                        (460,856)   (520,841)   (190,528)  (206,278)
   Net transfers                                 (469,893)    (59,767)   (277,510)  (140,713)
                                               ----------  ----------  ----------  ---------
      Increase (decrease) in net assets from
         capital transactions                    (832,809)   (441,770)   (464,766)  (344,907)
                                               ----------  ----------  ----------  ---------
Increase (decrease) in net assets                (348,143)   (300,118)   (314,647)  (309,640)
Net assets at beginning of period               4,270,575   3,959,094   1,332,241    520,693
                                               ----------  ----------  ----------  ---------
Net assets at end of period                    $3,922,432  $3,658,976  $1,017,594  $ 211,053
                                               ==========  ==========  ==========  =========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       2,802       8,193         480        229
   Units redeemed                                 (13,373)    (31,054)    (28,208)   (23,562)
   Units transferred                              (13,583)     (3,567)    (39,472)   (17,542)
                                               ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding          (24,154)    (26,428)    (67,200)   (40,875)
Beginning units                                   130,565     243,637     211,198     64,188
                                               ----------  ----------  ----------  ---------
Ending units                                      106,411     217,209     143,998     23,313
                                               ==========  ==========  ==========  =========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                  Cash       Corporate      Davis       "Dogs" of
                                               Management       Bond    Venture Value  Wall Street
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                               -----------  ----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   107,640  $  180,812   $  (152,008)   $    4,891
   Net realized gains (losses)                      43,675      32,835     2,145,835       292,752
   Change in net unrealized appreciation
      (depreciation) of investments                (32,124)     86,096    (1,245,741)     (332,255)
                                               -----------  ----------   -----------    ----------
      Increase (decrease) in net assets from
         operations                                119,191     299,743       748,086       (34,612)
                                               -----------  ----------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                    513,109     161,562       650,936        15,719
   Cost of units redeemed                       (4,823,262)   (673,846)   (2,260,019)     (391,786)
   Net transfers                                 4,595,568     773,627      (737,329)     (441,696)
                                               -----------  ----------   -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                      285,415     261,343    (2,346,412)     (817,763)
                                               -----------  ----------   -----------    ----------
Increase (decrease) in net assets                  404,606     561,086    (1,598,326)     (852,375)
Net assets at beginning of period                3,533,095   8,179,339    19,587,668     2,010,045
                                               -----------  ----------   -----------    ----------
Net assets at end of period                    $ 3,937,701  $8,740,425   $17,989,342    $1,157,670
                                               ===========  ==========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       37,950       9,019        16,099         1,127
   Units redeemed                                 (356,386)    (37,312)      (56,383)      (29,597)
   Units transferred                               341,279      42,164       (18,460)      (33,857)
                                               -----------  ----------  ------------    ----------
Increase (decrease) in units outstanding            22,843      13,871       (58,744)      (62,327)
Beginning units                                    266,537     459,738       506,973       154,952
                                               -----------  ----------  ------------    ----------
Ending units                                       289,380     473,609       448,229        92,625
                                               ===========  ==========  ============    ==========

                                                  Equity      Fundamental     Global     Global
                                               Opportunities     Growth        Bond     Equities
                                                 Portfolio     Portfolio    Portfolio   Portfolio
                                                 (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                               -------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (3,421)     $ (4,574)  $  (23,986) $   (8,638)
   Net realized gains (losses)                     409,675        12,701        1,086     246,371
   Change in net unrealized appreciation
      (depreciation) of investments               (429,014)       26,903      215,427    (100,809)
                                                ----------      --------   ----------  ----------
      Increase (decrease) in net assets from
         operations                                (22,760)       35,030      192,527     136,924
                                                ----------      --------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                     84,014        56,000       12,295      15,357
   Cost of units redeemed                         (242,825)      (34,907)    (294,822)   (203,245)
   Net transfers                                  (503,266)       (5,997)      86,918    (239,721)
                                                ----------      --------   ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                     (662,077)       15,096     (195,609)   (427,609)
                                                ----------      --------   ----------  ----------
Increase (decrease) in net assets                 (684,837)       50,126       (3,082)   (290,685)
Net assets at beginning of period                2,609,573       243,970    2,193,364   1,260,946
                                                ----------      --------   ----------  ----------
Net assets at end of period                     $1,924,736      $294,096   $2,190,282  $  970,261
                                                ==========      ========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        4,038         2,883          669         612
   Units redeemed                                  (11,637)       (1,771)     (16,305)     (7,947)
   Units transferred                               (23,973)         (289)       4,817      (8,539)
                                                ----------      --------   ----------  ----------
Increase (decrease) in units outstanding           (31,572)          823      (10,819)    (15,874)
Beginning units                                    126,279        12,968      122,958      52,879
                                                ----------      --------   ----------  ----------
Ending units                                        94,707        13,791      112,139      37,005
                                                ==========      ========   ==========  ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                       International
                                                 Growth-       Growth      High-Yield   Diversified
                                                 Income    Opportunities      Bond        Equities
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               ----------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (34,666)   $  (8,401)   $   272,911    $   15,430
   Net realized gains (losses)                    389,500       63,669        206,814       629,820
   Change in net unrealized appreciation
      (depreciation) of investments                55,747       49,099       (471,133)     (270,834)
                                               ----------    ---------    -----------    ----------
      Increase (decrease) in net assets from
         operations                               410,581      104,367          8,592       374,416
                                               ----------    ---------    -----------    ----------
From capital transactions:
   Net proceeds from units sold                   164,269        1,171        148,327       101,312
   Cost of units redeemed                        (842,741)    (159,044)      (570,750)     (210,258)
   Net transfers                                 (295,307)       4,086     (1,028,593)     (118,242)
                                               ----------    ---------    -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                    (973,779)    (153,787)    (1,451,016)     (227,188)
                                               ----------    ---------    -----------    ----------
Increase (decrease) in net assets                (563,198)     (49,420)    (1,442,424)      147,228
Net assets at beginning of period               4,763,807      567,759      4,966,080     3,060,087
                                               ----------    ---------    -----------    ----------
Net assets at end of period                    $4,200,609    $ 518,339    $ 3,523,656    $3,207,315
                                               ==========    =========    ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       5,017          169          7,013         6,274
   Units redeemed                                 (25,360)     (24,472)       (27,108)      (13,397)
   Units transferred                               (8,961)         519        (48,402)       (8,974)
                                               ----------    ---------    -----------    ----------
Increase (decrease) in units outstanding          (29,304)     (23,784)       (68,497)      (16,097)
Beginning units                                   152,026      100,828        237,748       211,885
                                               ----------    ---------    -----------    ----------
Ending units                                      122,722       77,044        169,251       195,788
                                               ==========    =========    ===========    ==========

                                               International        MFS
                                                  Growth &     Massachusetts     Mid-Cap
                                                  Income      Investors Trust    Growth    Technology
                                                 Portfolio       Portfolio      Portfolio   Portfolio
                                                 (Class 2)       (Class 2)      (Class 2)   (Class 2)
                                               -------------  ---------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (1,311)     $  (12,468)   $  (33,869)  $ (4,917)
   Net realized gains (losses)                      925,657         180,802       153,627     16,807
   Change in net unrealized appreciation
      (depreciation) of investments                (680,449)         23,298       212,559     43,931
                                                 ----------      ----------    ----------   --------
      Increase (decrease) in net assets from
         operations                                 243,897         191,632       332,317     55,821
                                                 ----------      ----------    ----------   --------
From capital transactions:
   Net proceeds from units sold                      65,581          67,984        53,504      1,000
   Cost of units redeemed                          (272,253)       (351,564)     (274,895)   (25,683)
   Net transfers                                   (268,134)       (130,820)     (271,795)    (4,028)
                                                 ----------      ----------    ----------   --------
      Increase (decrease) in net assets from
         capital transactions                      (474,806)       (414,400)     (493,186)   (28,711)
                                                 ----------      ----------    ----------   --------
Increase (decrease) in net assets                  (230,909)       (222,768)     (160,869)    27,110
Net assets at beginning of period                 4,446,459       2,286,399     2,365,454    305,958
                                                 ----------      ----------    ----------   --------
Net assets at end of period                      $4,215,550      $2,063,631    $2,204,585   $333,068
                                                 ==========      ==========    ==========   ========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                         3,336           2,709         4,719        415
   Units redeemed                                   (13,879)        (14,276)      (23,451)    (9,885)
   Units transferred                                (13,190)         (5,073)      (22,777)    (2,347)
                                                 ----------      ----------    ----------   --------
Increase (decrease) in units outstanding            (23,733)        (16,640)      (41,509)   (11,817)
Beginning units                                     236,702          98,111       219,357    128,463
                                                 ----------      ----------    ----------   --------
Ending units                                        212,969          81,471       177,848    116,646
                                                 ==========      ==========    ==========   ========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                 Telecom    Worldwide     Foreign        Marsico
                                                 Utility   High Income     Value     Focused Growth
                                                Portfolio   Portfolio    Portfolio      Portfolio
                                                (Class 2)   (Class 2)    (Class 3)      (Class 3)
                                               ----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   13,438   $  33,536   $    46,737    $  (27,554)
   Net realized gains (losses)                     87,125       7,091     1,168,002       161,730
   Change in net unrealized appreciation
      (depreciation) of investments                76,400     (13,582)      888,551        51,176
                                               ----------   ---------   -----------    ----------
      Increase (decrease) in net assets from
         operations                               176,963      27,045     2,103,290       185,352
                                               ----------   ---------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                    19,639      12,502     1,385,999        83,952
   Cost of units redeemed                        (122,023)    (80,948)   (1,092,298)     (182,186)
   Net transfers                                  (47,236)    (86,658)      984,122       (51,477)
                                               ----------   ---------   -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                    (149,620)   (155,104)    1,277,823      (149,711)
                                               ----------   ---------   -----------    ----------
Increase (decrease) in net assets                  27,343    (128,059)    3,381,113        35,641
Net assets at beginning of period               1,167,384     794,046    16,520,507     1,725,917
                                               ----------   ---------   -----------    ----------
Net assets at end of period                    $1,194,727   $ 665,987   $19,901,620    $1,761,558
                                               ==========   =========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       1,124         579        64,596         6,880
   Units redeemed                                  (7,305)     (3,738)      (50,006)      (14,275)
   Units transferred                               (4,589)     (4,012)       45,418        (4,812)
                                               ----------   ---------   -----------    ----------
Increase (decrease) in units outstanding          (10,770)     (7,171)       60,008       (12,207)
Beginning units                                    77,473      37,443       829,643       143,342
                                               ----------   ---------   -----------    ----------
Ending units                                       66,703      30,272       889,651       131,135
                                               ==========   =========   ===========    ==========

                                                MFS Total  Small & Mid                Growth and
                                                 Return     Cap Value     Comstock      Income
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 3)   (Class 3)    (Class II)   (Class II)
                                               ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   51,168  $  (168,687) $     8,036  $   (56,570)
   Net realized gains (losses)                    427,160    1,005,088    1,254,787    1,375,990
   Change in net unrealized appreciation
      (depreciation) of investments              (303,467)    (843,177)  (2,439,633)  (1,120,368)
                                               ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               174,861       (6,776)  (1,176,810)     199,052
                                               ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    61,755      326,593    3,506,824    3,734,623
   Cost of units redeemed                        (816,145)    (724,567)  (4,000,128)  (2,728,680)
   Net transfers                                  618,858     (166,377)     281,618    1,368,267
                                               ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (135,532)    (564,351)    (211,686)   2,374,210
                                               ----------  -----------  -----------  -----------
Increase (decrease) in net assets                  39,329     (571,127)  (1,388,496)   2,573,262
Net assets at beginning of period               6,202,379   14,895,419   31,022,909   24,860,703
                                               ----------  -----------  -----------  -----------
Net assets at end of period                    $6,241,708  $14,324,292  $29,634,413  $27,433,965
                                               ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       2,170       16,804      242,128      234,881
   Units redeemed                                 (28,745)     (37,146)    (277,817)    (171,674)
   Units transferred                               22,789      (10,844)      20,385       86,286
                                               ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding           (3,786)     (31,186)     (15,304)     149,493
Beginning units                                   223,684      811,474    2,195,489    1,609,164
                                               ----------  -----------  -----------  -----------
Ending units                                      219,898      780,288    2,180,185    1,758,657
                                               ==========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                Strategic     Global                   Growth-       Growth
                                                 Growth       Growth       Growth      Income      and Income
                                                Portfolio      Fund         Fund        Fund        Portfolio
                                               (Class II)    (Class 2)   (Class 2)    (Class 2)    (Class VC)
                                               ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (26,674) $   566,766  $  (373,403) $    30,276  $   (80,859)
   Net realized gains (losses)                    114,261    3,016,415    4,847,141    4,256,494    2,444,632
   Change in net unrealized appreciation
      (depreciation) of investments               163,011    2,012,570      479,391   (1,486,481)  (1,838,234)
                                               ----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                          250,598    5,595,751    4,953,129    2,800,289      525,539
                                               ----------  -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    49,002    5,555,475    4,707,013   11,542,650    3,408,638
   Cost of units redeemed                         (84,480)  (3,940,989)  (5,004,659)  (8,175,041)  (2,677,756)
   Net transfers                                 (234,420)   1,155,721      837,383    2,255,195    1,405,250
                                               ----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions               (269,898)   2,770,207      539,737    5,622,804    2,136,132
                                               ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets                 (19,300)   8,365,958    5,492,866    8,423,093    2,661,671
Net assets at beginning of period               1,698,690   41,806,852   46,442,798   84,683,331   28,623,063
                                               ----------  -----------  -----------  -----------  -----------
Net assets at end of period                    $1,679,390  $50,172,810  $51,935,664  $93,106,424  $31,284,734
                                               ==========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       4,840      237,508      215,884      601,113      241,421
   Units redeemed                                  (7,967)    (169,079)    (230,078)    (428,706)    (189,144)
   Units transferred                              (21,275)      48,801       38,670      118,843       99,396
                                               ----------  -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding          (24,402)     117,230       24,476      291,250      151,673
Beginning units                                   175,290    1,924,182    2,301,129    4,640,659    2,081,151
                                               ----------  -----------  -----------  -----------  -----------
Ending units                                      150,888    2,041,412    2,325,605    4,931,909    2,232,824
                                               ==========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006

                                                                      Government
                                             Asset       Capital         and
                                           Allocation  Appreciation  Quality Bond     Growth
                                           Portfolio    Portfolio      Portfolio     Portfolio
                                           (Class 1)    (Class 1)      (Class 1)     (Class 1)
                                          -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   694,308  $  (719,615)  $   608,081   $  (207,893)
   Net realized gains (losses)                551,241    2,891,870       (96,891)    1,939,598
   Change in net unrealized appreciation
      (depreciation) of investments         2,422,155    2,624,023        (8,173)      704,088
                                          -----------  -----------   -----------   -----------
      Increase (decrease) in net assets
         from operations                    3,667,704    4,796,278       503,017     2,435,793
                                          -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold             2,777,307    3,969,785     1,799,017     1,015,972
   Cost of units redeemed                  (5,727,492)  (7,549,497)   (5,244,339)   (3,955,936)
   Net transfers                              429,486   (1,805,634)    1,434,253    (1,613,467)
                                          -----------  -----------   -----------   -----------
      Increase (decrease) in net assets
         from capital transactions         (2,520,699)  (5,385,346)   (2,011,069)   (4,553,431)
                                          -----------  -----------   -----------   -----------
Increase (decrease) in net assets           1,147,005     (589,068)   (1,508,052)   (2,117,638)
Net assets at beginning of period          39,449,685   51,970,715    29,337,870    23,674,703
                                          -----------  -----------   -----------   -----------
Net assets at end of period               $40,596,690  $51,381,647   $27,829,818   $21,557,065
                                          ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                 117,106       95,063       115,331        32,004
   Units redeemed                            (240,098)    (180,533)     (323,966)     (123,502)
   Units transferred                           18,052      (44,309)       92,901       (50,115)
                                          -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding     (104,940)    (129,779)     (115,734)     (141,613)
Beginning units                             1,709,077    1,309,698     1,710,736       770,091
                                          -----------  -----------   -----------   -----------
Ending units                                1,604,137    1,179,919     1,595,002       628,478
                                          ===========  ===========   ===========   ===========

                                                                                  Government
                                            Natural       Asset       Capital        and
                                           Resources    Allocation  Appreciation Quality Bond
                                           Portfolio    Portfolio    Portfolio    Portfolio
                                           (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                          -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $  (147,223) $   223,590  $  (138,062) $   283,404
   Net realized gains (losses)              2,646,614      407,261      742,118     (151,681)
   Change in net unrealized appreciation
      (depreciation) of investments           703,388      668,818      193,444       78,291
                                          -----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                    3,202,779    1,299,669      797,500      210,014
                                          -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold               482,053      939,109      113,875      655,610
   Cost of units redeemed                  (1,723,419)  (1,985,559)  (1,677,146)  (2,507,726)
   Net transfers                           (1,862,949)     (77,160)    (454,960)    (164,837)
                                          -----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions         (3,104,315)  (1,123,610)  (2,018,231)  (2,016,953)
                                          -----------  -----------  -----------  -----------
Increase (decrease) in net assets              98,464      176,059   (1,220,731)  (1,806,939)
Net assets at beginning of period          15,569,419   14,507,019    9,590,536   15,780,028
                                          -----------  -----------  -----------  -----------
Net assets at end of period               $15,667,883  $14,683,078  $ 8,369,805  $13,973,089
                                          ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  10,665       39,700        2,709       38,531
   Units redeemed                             (38,197)     (84,064)     (41,011)    (147,302)
   Units transferred                          (44,341)      (3,346)     (11,098)      (9,942)
                                          -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding      (71,873)     (47,710)     (49,400)    (118,713)
Beginning units                               394,823      632,724      242,925      926,936
                                          -----------  -----------  -----------  -----------
Ending units                                  322,950      585,014      193,525      808,223
                                          ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                              Natural     Aggressive      Alliance
                                                  Growth     Resources      Growth         Growth
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 1)     (Class 1)
                                               -----------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (45,311)  $  (52,866)  $  (143,692)  $   (517,212)
   Net realized gains (losses)                    589,652      712,447     1,284,225     (1,439,375)
   Change in net unrealized appreciation
       (depreciation) of investments              (79,531)     361,089       (85,673)     1,413,411
                                               ----------   ----------   -----------   ------------
       Increase (decrease) in net assets
          from operations                         464,810    1,020,670     1,054,860       (543,176)
                                               ----------   ----------   -----------   ------------
From capital transactions:
   Net proceeds from units sold                   126,103      324,936       110,515        373,948
   Cost of units redeemed                        (480,110)    (624,804)   (1,470,044)    (6,373,171)
   Net transfers                                 (374,988)    (277,673)   (1,473,383)    (4,014,170)
                                               ----------   ----------   -----------   ------------
       Increase (decrease) in net assets
          from capital transactions              (728,995)    (577,541)   (2,832,912)   (10,013,393)
                                               ----------   ----------   -----------   ------------
Increase (decrease) in net assets                (264,185)     443,129    (1,778,052)   (10,556,569)
Net assets at beginning of period               4,435,668    4,720,202    11,555,012     42,795,451
                                               ----------   ----------   -----------   ------------
Net assets at end of period                    $4,171,483   $5,163,331   $ 9,776,960   $ 32,238,882
                                               ==========   ==========   ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       3,962        7,214         7,069         12,568
   Units redeemed                                 (15,027)     (13,752)      (90,012)      (196,875)
   Units transferred                              (11,540)      (6,690)      (94,091)      (124,428)
                                               ----------   ----------   -----------   ------------
Increase (decrease) in units outstanding          (22,605)     (13,228)     (177,034)      (308,735)
Beginning units                                   145,188      120,369       732,451      1,281,217
                                               ----------   ----------   -----------   ------------
Ending units                                      122,583      107,141       555,417        972,482
                                               ==========   ==========   ===========   ============

                                                              Blue Chip     Capital        Cash
                                                 Balanced       Growth       Growth     Management
                                                 Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                               ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   228,094   $  (24,788)  $  (12,890)  $   210,820
   Net realized gains (losses)                    (347,409)      49,409       32,595       255,462
   Change in net unrealized appreciation
       (depreciation) of investments             1,802,159       56,401      120,701        38,111
                                               -----------   ----------   ----------   -----------
       Increase (decrease) in net assets
          from operations                        1,682,844       81,022      140,406       504,393
                                               -----------   ----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                    457,469       63,505      202,177     1,805,774
   Cost of units redeemed                       (2,978,998)    (182,912)    (111,625)   (6,971,256)
   Net transfers                                  (171,737)    (194,596)     214,759     5,784,369
                                               -----------   ----------   ----------   -----------
       Increase (decrease) in net assets
          from capital transactions             (2,693,266)    (314,003)     305,311       618,887
                                               -----------   ----------   ----------   -----------
Increase (decrease) in net assets               (1,010,422)    (232,981)     445,717     1,123,280
Net assets at beginning of period               20,072,862    2,013,054      933,780    13,754,080
                                               -----------   ----------   ----------   -----------
Net assets at end of period                    $19,062,440   $1,780,073   $1,379,497   $14,877,360
                                               ===========   ==========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       29,465       10,413       26,224       137,390
   Units redeemed                                 (192,178)     (30,107)     (14,748)     (531,246)
   Units transferred                               (11,437)     (32,639)      26,051       446,420
                                               -----------   ----------   ----------   -----------
Increase (decrease) in units outstanding          (174,150)     (52,333)      37,527        52,564
Beginning units                                  1,336,687      333,366      131,328     1,058,607
                                               -----------   ----------   ----------   -----------
Ending units                                     1,162,537      281,033      168,855     1,111,171
                                               ===========   ==========   ==========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                               Davis
                                               Corporate      Venture     "Dogs" of       Equity
                                                  Bond         Value     Wall Street  Opportunities
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                              -----------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   593,542  $   (494,292) $    41,251    $    (2,655)
   Net realized gains (losses)                     42,373     3,022,235      230,053        770,625
   Change in net unrealized appreciation
      (depreciation) of investments               214,404     9,443,133      576,272      1,088,204
                                              -----------  ------------  -----------    -----------
      Increase (decrease) in net assets from
         operations                               850,319    11,971,076      847,576      1,856,174
                                              -----------  ------------  -----------    -----------
From capital transactions:
   Net proceeds from units sold                 2,852,644     4,390,958       34,162        350,302
   Cost of units redeemed                      (2,681,622)  (13,942,986)    (773,168)    (1,670,895)
   Net transfers                                1,015,242    (1,256,059)    (176,907)    (2,101,891)
                                              -----------  ------------  -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                   1,186,264   (10,808,087)    (915,913)    (3,422,484)
                                              -----------  ------------  -----------    -----------
Increase (decrease) in net assets               2,036,583     1,162,989      (68,337)    (1,566,310)
Net assets at beginning of period              19,171,741    95,671,801    4,872,471     14,719,671
                                              -----------  ------------  -----------    -----------
Net assets at end of period                   $21,208,324  $ 96,834,790  $ 4,804,134    $13,153,361
                                              ===========  ============  ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     164,484       124,619        2,863         16,753
   Units redeemed                                (154,063)     (390,541)     (65,421)       (85,952)
   Units transferred                               57,531       (36,865)     (16,566)      (111,277)
                                              -----------  ------------   ----------    -----------
Increase (decrease) in units outstanding           67,952      (302,787)     (79,124)      (180,476)
Beginning units                                 1,113,962     2,784,060      446,784        811,260
                                              -----------  ------------   ----------    -----------
Ending units                                    1,181,914     2,481,273      367,660        630,784
                                              ===========  ============   ==========    ===========

                                              Fundamental    Global       Global       Growth-
                                                 Growth       Bond       Equities      Income
                                               Portfolio    Portfolio   Portfolio     Portfolio
                                               (Class 1)    (Class 1)   (Class 1)     (Class 1)
                                              -----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (21,731) $  443,943  $   (56,971) $   (369,576)
   Net realized gains (losses)                     42,149     140,125      808,289       377,014
   Change in net unrealized appreciation
      (depreciation) of investments                30,582    (457,198)   1,062,807     2,279,785
                                               ----------  ----------  -----------  ------------
      Increase (decrease) in net assets from
         operations                                51,000     126,870    1,814,125     2,287,223
                                               ----------  ----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                    32,006     735,975       95,821       615,011
   Cost of units redeemed                        (113,098)   (870,440)  (1,740,748)   (6,962,276)
   Net transfers                                    3,085      43,153      353,305    (4,662,227)
                                               ----------  ----------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                     (78,007)    (91,312)  (1,291,622)  (11,009,492)
                                               ----------  ----------  -----------  ------------
Increase (decrease) in net assets                 (27,007)     35,558      522,503    (8,722,269)
Net assets at beginning of period               1,544,845   5,740,029    8,886,211    49,488,438
                                               ----------  ----------  -----------  ------------
Net assets at end of period                    $1,517,838  $5,775,587  $ 9,408,714  $ 40,766,169
                                               ==========  ==========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,720      41,507        4,485        20,249
   Units redeemed                                  (6,220)    (49,046)     (80,497)     (231,043)
   Units transferred                                 (327)      2,181       16,469      (155,462)
                                               ----------  ----------  -----------  ------------
Increase (decrease) in units outstanding           (4,827)     (5,358)     (59,543)     (366,256)
Beginning units                                    84,707     326,140      450,840     1,653,919
                                               ----------  ----------  -----------  ------------
Ending units                                       79,880     320,782      391,297     1,287,663
                                               ==========  ==========  ===========  ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                           International  International
                                                  Growth      High-Yield    Diversified      Growth &
                                              Opportunities      Bond         Equities        Income
                                                Portfolio      Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                              -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (16,960)  $ 1,015,445    $  (199,792)   $   (17,529)
   Net realized gains (losses)                       88,393       414,855        968,020        636,167
   Change in net unrealized appreciation
      (depreciation) of investments                  (3,142)      613,694      2,836,167      2,208,954
                                                 ----------   -----------    -----------    -----------
      Increase (decrease) in net assets from
         operations                                  68,291     2,043,994      3,604,395      2,827,592
                                                 ----------   -----------    -----------    -----------
From capital transactions:
   Net proceeds from units sold                      78,511     1,014,095        421,251        962,012
   Cost of units redeemed                          (307,059)   (2,197,100)    (2,385,589)    (1,218,684)
   Net transfers                                    280,391       934,016        443,461      1,826,183
                                                 ----------   -----------    -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                        51,843      (248,989)    (1,520,877)     1,569,511
                                                 ----------   -----------    -----------    -----------
Increase (decrease) in net assets                   120,134     1,795,005      2,083,518      4,397,103
Net assets at beginning of period                   899,257    17,498,426     17,524,558     10,511,534
                                                 ----------   -----------    -----------    -----------
Net assets at end of period                      $1,019,391   $19,293,431    $19,608,076    $14,908,637
                                                 ==========   ===========    ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        14,811        51,006         31,888         57,601
   Units redeemed                                   (54,499)     (111,641)      (181,503)       (70,314)
   Units transferred                                 42,377        38,397         32,843        105,544
                                                 ----------   -----------    -----------    -----------
Increase (decrease) in units outstanding              2,689       (22,238)      (116,772)        92,831
Beginning units                                     177,352       938,109      1,463,527        695,392
                                                 ----------   -----------    -----------    -----------
Ending units                                        180,041       915,871      1,346,755        788,223
                                                 ==========   ===========    ===========    ===========

                                                                    MFS
                                                  Marsico      Massachusetts        MFS        Mid-Cap
                                              Focused Growth  Investors Trust  Total Return     Growth
                                                 Portfolio       Portfolio       Portfolio    Portfolio
                                                 (Class 1)       (Class 1)       (Class 1)    (Class 1)
                                              --------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (37,245)      $  (37,086)    $   313,540   $  (80,710)
   Net realized gains (losses)                     272,179          263,209       1,113,078      258,188
   Change in net unrealized appreciation
      (depreciation) of investments                (37,631)         241,034       1,505,562     (153,788)
                                                ----------       ----------     -----------   ----------
      Increase (decrease) in net assets from
         operations                                197,303          467,157       2,932,180       23,690
                                                ----------       ----------     -----------   ----------
From capital transactions:
   Net proceeds from units sold                    173,208           99,647       7,215,638      355,838
   Cost of units redeemed                         (288,415)        (534,751)     (3,762,499)    (652,937)
   Net transfers                                   589,794         (415,735)      4,596,480      (88,500)
                                                ----------       ----------     -----------   ----------
      Increase (decrease) in net assets from
         capital transactions                      474,587         (850,839)      8,049,619     (385,599)
                                                ----------       ----------     -----------   ----------
Increase (decrease) in net assets                  671,890         (383,682)     10,981,799     (361,909)
Net assets at beginning of period                2,468,324        4,690,439      22,483,274    5,443,436
                                                ----------       ----------     -----------   ----------
Net assets at end of period                     $3,140,214       $4,306,757     $33,465,073   $5,081,527
                                                ==========       ==========     ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       15,287            4,542         275,239       32,915
   Units redeemed                                  (24,848)         (24,398)       (142,646)     (60,402)
   Units transferred                                50,573          (19,374)        175,637      (10,817)
                                                ----------       ----------     -----------   ----------
Increase (decrease) in units outstanding            41,012          (39,230)        308,230      (38,304)
Beginning units                                    216,259          222,659         883,403      505,207
                                                ----------       ----------     -----------   ----------
Ending units                                       257,271          183,429       1,191,633      466,903
                                                ==========       ==========     ===========   ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                            Telecom    Worldwide   Aggressive
                                              Technology    Utility   High Income    Growth
                                               Portfolio   Portfolio   Portfolio    Portfolio
                                               (Class 1)   (Class 1)   (Class 1)    (Class 2)
                                              ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (15,574) $   86,685   $  308,525  $  (18,321)
   Net realized gains (losses)                    91,113     (32,570)     (14,058)     99,181
   Change in net unrealized appreciation
      (depreciation) of investments              (77,891)    841,083       84,827     (26,755)
                                              ----------  ----------   ----------  ----------
      Increase (decrease) in net assets from
         operations                               (2,352)    895,198      379,294      54,105
                                              ----------  ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                   21,153      71,184      505,462      37,846
   Cost of units redeemed                        (89,405)   (578,404)    (648,442)   (274,448)
   Net transfers                                (420,472)    282,654       68,763    (498,582)
                                              ----------  ----------   ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (488,724)   (224,566)     (74,217)   (735,184)
                                              ----------  ----------   ----------  ----------
Increase (decrease) in net assets               (491,076)    670,632      305,077    (681,079)
Net assets at beginning of period              1,356,618   3,942,767    4,784,459   1,494,884
                                              ----------  ----------   ----------  ----------
Net assets at end of period                   $  865,542  $4,613,399   $5,089,536  $  813,805
                                              ==========  ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      8,531       5,567       23,048       2,310
   Units redeemed                                (37,389)    (43,500)     (29,189)    (16,977)
   Units transferred                            (173,274)     18,238        2,544     (34,153)
                                              ----------  ----------   ----------  ----------
Increase (decrease) in units outstanding        (202,132)    (19,695)      (3,597)    (48,820)
Beginning units                                  562,283     323,476      241,396      95,538
                                              ----------  ----------   ----------  ----------
Ending units                                     360,151     303,781      237,799      46,718
                                              ==========  ==========   ==========  ==========

                                                Alliance                Blue Chip   Capital
                                                 Growth     Balanced     Growth     Growth
                                               Portfolio    Portfolio   Portfolio  Portfolio
                                               (Class 2)    (Class 2)   (Class 2)  (Class 2)
                                              -----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (72,094) $   40,320  $  (22,194) $  (6,187)
   Net realized gains (losses)                    271,101      88,068      66,183     42,601
   Change in net unrealized appreciation
      (depreciation) of investments              (259,808)    223,033       8,762     25,512
                                              -----------  ----------  ----------  ---------
      Increase (decrease) in net assets from
         operations                               (60,801)    351,421      52,751     61,926
                                              -----------  ----------  ----------  ---------
From capital transactions:
   Net proceeds from units sold                   163,357     111,093         100     50,310
   Cost of units redeemed                        (979,594)   (815,334)   (438,449)  (111,247)
   Net transfers                                 (278,001)   (243,439)    (27,008)    51,098
                                              -----------  ----------  ----------  ---------
      Increase (decrease) in net assets from
         capital transactions                  (1,094,238)   (947,680)   (465,357)    (9,839)
                                              -----------  ----------  ----------  ---------
Increase (decrease) in net assets              (1,155,039)   (596,259)   (412,606)    52,087
Net assets at beginning of period               5,425,614   4,555,353   1,744,847    468,606
                                              -----------  ----------  ----------  ---------
Net assets at end of period                   $ 4,270,575  $3,959,094  $1,332,241  $ 520,693
                                              ===========  ==========  ==========  =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       4,960       7,249          17      6,185
   Units redeemed                                 (30,652)    (53,698)    (73,924)   (14,105)
   Units transferred                               (8,111)    (15,549)     (4,625)     5,803
                                              -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding          (33,803)    (61,998)    (78,532)    (2,117)
Beginning units                                   164,368     305,635     289,730     66,305
                                              -----------  ----------  ----------  ---------
Ending units                                      130,565     243,637     211,198     64,188
                                              ===========  ==========  ==========  =========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS,
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                   Cash      Corporate       Davis       "Dogs" of
                                                Management      Bond     Venture Value  Wall Street
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    28,164  $   218,554   $  (126,175)  $   14,629
   Net realized gains (losses)                      91,314       31,465       948,614      145,839
   Change in net unrealized appreciation
      (depreciation) of investments                  5,980       82,101     1,581,751      213,577
                                               -----------  -----------   -----------   ----------
      Increase (decrease) in net assets from
         operations                                125,458      332,120     2,404,190      374,045
                                               -----------  -----------   -----------   ----------
From capital transactions:
   Net proceeds from units sold                    327,329      101,156       876,875       20,272
   Cost of units redeemed                       (2,766,013)  (1,084,738)   (2,774,956)    (254,685)
   Net transfers                                 1,959,322      384,843       (32,112)    (299,437)
                                               -----------  -----------   -----------   ----------
      Increase (decrease) in net assets from
         capital transactions                     (479,362)    (598,739)   (1,930,193)    (533,850)
                                               -----------  -----------   -----------   ----------
Increase (decrease) in net assets                 (353,904)    (266,619)      473,997     (159,805)
Net assets at beginning of period                3,886,999    8,445,958    19,113,671    2,169,850
                                               -----------  -----------   -----------   ----------
Net assets at end of period                    $ 3,533,095  $ 8,179,339   $19,587,668   $2,010,045
                                               ===========  ===========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       24,998        5,911        24,455        1,645
   Units redeemed                                 (212,152)     (62,509)      (77,825)     (21,232)
   Units transferred                               152,454       22,295          (518)     (25,531)
                                               -----------  -----------   -----------   ----------
Increase (decrease) in units outstanding           (34,700)     (34,303)      (53,888)     (45,118)
Beginning units                                    301,237      494,041       560,861      200,070
                                               -----------  -----------   -----------   ----------
Ending units                                       266,537      459,738       506,973      154,952
                                               ===========  ===========   ===========   ==========

                                                  Equity      Fundamental    Global      Global
                                               Opportunities     Growth       Bond      Equities
                                                 Portfolio     Portfolio    Portfolio   Portfolio
                                                 (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                               -------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (5,481)    $ (4,101)   $  171,115  $   (8,636)
   Net realized gains (losses)                     151,949        6,550        56,842      70,015
   Change in net unrealized appreciation
      (depreciation) of investments                195,413        5,810      (180,569)    165,585
                                                ----------     --------    ----------  ----------
      Increase (decrease) in net assets from
         operations                                341,881        8,259        47,388     226,964
                                                ----------     --------    ----------  ----------
From capital transactions:
   Net proceeds from units sold                      9,320            0       147,807      10,849
   Cost of units redeemed                         (365,522)     (57,532)     (321,907)   (192,541)
   Net transfers                                   (57,855)      (1,151)      143,226     140,353
                                                ----------     --------    ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                     (414,057)     (58,683)      (30,874)    (41,339)
                                                ----------     --------    ----------  ----------
Increase (decrease) in net assets                  (72,176)     (50,424)       16,514     185,625
Net assets at beginning of period                2,681,749      294,394     2,176,850   1,075,321
                                                ----------     --------    ----------  ----------
Net assets at end of period                     $2,609,573     $243,970    $2,193,364  $1,260,946
                                                ==========     ========    ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          454            0         8,400         496
   Units redeemed                                  (19,452)      (3,246)      (18,170)     (9,127)
   Units transferred                                (3,624)         (64)        8,116       6,563
                                                ----------     --------    ----------  ----------
Increase (decrease) in units outstanding           (22,622)      (3,310)       (1,654)     (2,068)
Beginning units                                    148,901       16,278       124,612      54,947
                                                ----------     --------    ----------  ----------
Ending units                                       126,279       12,968       122,958      52,879
                                                ==========     ========    ==========  ==========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS,
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                        International
                                                 Growth-        Growth      High-Yield   Diversified
                                                  Income    Opportunities      Bond        Equities
                                                Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               -----------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (50,337)   $ (10,915)   $  293,690    $  (37,201)
   Net realized gains (losses)                     337,468       85,332       134,445       315,260
   Change in net unrealized appreciation
      (depreciation) of investments                (12,772)     (37,548)      139,749       304,855
                                               -----------    ---------    ----------    ----------
      Increase (decrease) in net assets from
         operations                                274,359       36,869       567,884       582,914
                                               -----------    ---------    ----------    ----------
From capital transactions:
   Net proceeds from units sold                    155,895          903       237,009        75,381
   Cost of units redeemed                         (925,778)    (323,669)     (641,311)     (547,178)
   Net transfers                                  (586,100)     221,220       173,424      (178,114)
                                               -----------    ---------    ----------    ----------
      Increase (decrease) in net assets from
         capital transactions                   (1,355,983)    (101,546)     (230,878)     (649,911)
                                               -----------    ---------    ----------    ----------
Increase (decrease) in net assets               (1,081,624)     (64,677)      337,006       (66,997)
Net assets at beginning of period                5,845,431      632,436     4,629,074     3,127,084
                                               -----------    ---------    ----------    ----------
Net assets at end of period                    $ 4,763,807    $ 567,759    $4,966,080    $3,060,087
                                               ===========    =========    ==========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        5,201          156        12,205         5,782
   Units redeemed                                  (31,006)     (58,741)      (32,584)      (41,621)
   Units transferred                               (19,202)      33,984         8,269       (15,118)
                                               -----------    ---------    ----------    ----------
Increase (decrease) in units outstanding           (45,007)     (24,601)      (12,110)      (50,957)
Beginning units                                    197,033      125,429       249,858       262,842
                                               -----------    ---------    ----------    ----------
Ending units                                       152,026      100,828       237,748       211,885
                                               ===========    =========    ==========    ==========

                                               International        MFS
                                                  Growth &     Massachusetts     Mid-Cap
                                                   Income     Investors Trust    Growth    Technology
                                                 Portfolio       Portfolio      Portfolio  Portfolio
                                                 (Class 2)       (Class 2)      (Class 2)  (Class 2)
                                               -------------  ---------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (12,670)     $  (23,909)    $  (41,874)  $ (5,134)
   Net realized gains (losses)                     389,387         157,057        142,883      4,715
   Change in net unrealized appreciation
      (depreciation) of investments                527,906         121,014        (94,457)    (1,517)
                                                ----------      ----------     ----------   --------
      Increase (decrease) in net assets from
         operations                                904,623         254,162          6,552     (1,936)
                                                ----------      ----------     ----------   --------
From capital transactions:
   Net proceeds from units sold                    155,710         135,280         90,901      1,642
   Cost of units redeemed                         (622,803)       (453,803)      (547,683)   (47,324)
   Net transfers                                   160,914        (198,847)      (301,482)   (23,139)
                                                ----------      ----------     ----------   --------
      Increase (decrease) in net assets from
         capital transactions                     (306,179)       (517,370)      (758,264)   (68,821)
                                                ----------      ----------     ----------   --------
Increase (decrease) in net assets                  598,444        (263,208)      (751,712)   (70,757)
Net assets at beginning of period                3,848,015       2,549,607      3,117,166    376,715
                                                ----------      ----------     ----------   --------
Net assets at end of period                     $4,446,459      $2,286,399     $2,365,454   $305,958
                                                ==========      ==========     ==========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        9,422           6,089          8,461        716
   Units redeemed                                  (37,263)        (20,643)       (51,864)   (19,194)
   Units transferred                                 8,611          (9,109)       (28,835)   (10,335)
                                                ----------      ----------     ----------   --------
Increase (decrease) in units outstanding           (19,230)        (23,663)       (72,238)   (28,813)
Beginning units                                    255,932         121,774        291,595    157,276
                                                ----------      ----------     ----------   --------
Ending units                                       236,702          98,111        219,357    128,463
                                                ==========      ==========     ==========   ========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS,
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                 Telecom    Worldwide     Foreign       Marsico
                                                 Utility   High Income     Value     Focused Growth
                                                Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 2)   (Class 2)    (Class 3)     (Class 3)
                                               ----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   17,440   $  48,578   $   (74,753)   $  (26,085)
   Net realized gains (losses)                     32,979       5,074       508,513       185,221
   Change in net unrealized appreciation
      (depreciation) of investments               155,781       4,737     2,745,414       (53,225)
                                               ----------   ---------   -----------    ----------
      Increase (decrease) in net assets from
         operations                               206,200      58,389     3,179,174       105,911
                                               ----------   ---------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                    37,656      18,424     1,459,067        45,935
   Cost of units redeemed                        (113,668)   (196,767)   (1,125,209)     (295,789)
   Net transfers                                  171,756     123,099     1,513,029      (103,516)
                                               ----------   ---------   -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                      95,744     (55,244)    1,846,887      (353,370)
                                               ----------   ---------   -----------    ----------
Increase (decrease) in net assets                 301,944       3,145     5,026,061      (247,459)
Net assets at beginning of period                 865,440     790,901    11,494,446     1,973,376
                                               ----------   ---------   -----------    ----------
Net assets at end of period                    $1,167,384   $ 794,046   $16,520,507    $1,725,917
                                               ==========   =========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       2,701         924        83,821         3,981
   Units redeemed                                  (8,270)     (9,834)      (63,727)      (25,915)
   Units transferred                               11,594       6,141        87,220        (9,523)
                                               ----------   ---------   -----------    ----------
Increase (decrease) in units outstanding            6,025      (2,769)      107,314       (31,457)
Beginning units                                    71,448      40,212       722,329       174,799
                                               ----------   ---------   -----------    ----------
Ending units                                       77,473      37,443       829,643       143,342
                                               ==========   =========   ===========    ==========

                                                MFS Total  Small & Mid                Growth and
                                                 Return     Cap Value     Comstock     Income
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 3)   (Class 3)    (Class II)   (Class II)
                                               ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   36,954  $  (197,220) $   (97,069) $  (133,895)
   Net realized gains (losses)                    238,775    1,053,466    1,801,322    1,242,591
   Change in net unrealized appreciation
      (depreciation) of investments               269,190      677,110    2,007,599    1,669,215
                                               ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               544,919    1,533,356    3,711,852    2,777,911
                                               ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   924,719      576,168    6,744,826    5,917,635
   Cost of units redeemed                        (381,524)    (658,865)  (3,365,347)  (1,976,507)
   Net transfers                                  459,476      378,822    1,201,565    3,161,913
                                               ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   1,002,671      296,125    4,581,044    7,103,041
                                               ----------  -----------  -----------  -----------
Increase (decrease) in net assets               1,547,590    1,829,481    8,292,896    9,880,952
Net assets at beginning of period               4,654,789   13,065,938   22,730,013   14,979,751
                                               ----------  -----------  -----------  -----------
Net assets at end of period                    $6,202,379  $14,895,419  $31,022,909  $24,860,703
                                               ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      35,827       33,544      526,673      418,893
   Units redeemed                                 (14,487)     (37,985)    (265,033)    (138,972)
   Units transferred                               17,651       20,472       95,223      221,719
                                               ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding           38,991       16,031      356,863      501,640
Beginning units                                   184,693      795,443    1,838,626    1,107,524
                                               ----------  -----------  -----------  -----------
Ending units                                      223,684      811,474    2,195,489    1,609,164
                                               ==========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS,
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                Strategic     Global                   Growth-       Growth
                                                 Growth       Growth       Growth       Income     and Income
                                                Portfolio      Fund         Fund         Fund      Portfolio
                                               (Class II)   (Class 2)    (Class 2)    (Class 2)    (Class VC)
                                               ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (24,282) $  (222,786) $  (285,606) $   126,931  $   (24,144)
   Net realized gains (losses)                     45,249      677,106      975,826    2,252,206    1,046,424
   Change in net unrealized appreciation
      (depreciation) of investments                  (929)   5,479,211    2,705,566    6,940,013    2,412,217
                                               ----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                20,038    5,933,531    3,395,786    9,319,150    3,434,497
                                               ----------  -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   290,518    8,567,990    7,647,114   15,337,805    6,100,972
   Cost of units redeemed                         (92,155)  (4,070,962)  (4,156,673)  (7,536,452)  (2,540,709)
   Net transfers                                   18,659    5,392,658    4,105,878    9,230,026    2,808,798
                                               ----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     217,022    9,889,686    7,596,319   17,031,379    6,369,061
                                               ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                 237,060   15,823,217   10,992,105   26,350,529    9,803,558
Net assets at beginning of period               1,461,630   25,983,635   35,450,693   58,332,802   18,819,505
                                               ----------  -----------  -----------  -----------  -----------
Net assets at end of period                    $1,698,690  $41,806,852  $46,442,798  $84,683,331  $28,623,063
                                               ==========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      30,597      437,452      404,729      920,607      481,489
   Units redeemed                                  (9,442)    (204,286)    (224,232)    (456,581)    (198,621)
   Units transferred                                1,669      272,537      213,818      549,514      217,776
                                               ----------  -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding           22,824      505,703      394,315    1,013,540      500,644
Beginning units                                   152,466    1,418,479    1,906,814    3,627,119    1,580,507
                                               ----------  -----------  -----------  -----------  -----------
Ending units                                      175,290    1,924,182    2,301,129    4,640,659    2,081,151
                                               ==========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Four of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the Advisor Variable Annuity product.

     The Separate Account is composed of sixty-nine variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten Class 1 and Class 2 currently available portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty-two Class 1, 2, and 3 currently available investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the three currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or (5) the one Class VC currently available investment portfolio in the Lord Abbett Series Fund Inc. (the "Lord Abbett Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares of the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15% of the class' average daily net assets, and the Class 3 shares of the SunAmerica Trust, the Class II shares of the Van Kampen Trust and the Class 2 shares of the American Series are subject to 12b-1 fees of 0.25% of each class' average daily net assets. The Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are also not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor Trust and SunAmerica Trust are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (Continued)

     Prior to August 15, 2006 the Van Kampen Strategic Growth Portfolio was formerly named Van Kampen Emerging Growth Portfolio.

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio and the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR ANNUITY CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING STANDARDS: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Separate Account will adopt this guidance effective January 1, 2008. The Separate Account's adoption of this guidance is not expected to have a material effect on the Separate Account's financial position and results of operations.

3.   CHARGES AND DEDUCTIONS

     There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges,

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     computed on a daily basis. The total annual rate of the net asset value of each portfolio is 1.52% or 1.77%, depending on whether the optional enhanced death benefit is chosen. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2007 consist of the following:

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares  Proceeds from
Variable Accounts                                          Acquired      Shares Sold
------------------------------------------------------  --------------  -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                      $ 5,123,472    $ 5,275,079
Capital Appreciation Portfolio (Class 1)                   10,368,602     10,749,763
Government and Quality Bond Portfolio (Class 1)             5,033,532      4,676,348
Growth Portfolio (Class 1)                                  2,791,596      5,250,237
Natural Resources Portfolio (Class 1)                       5,311,420      4,545,569
Asset Allocation Portfolio (Class 2)                        1,619,651      2,626,206
Capital Appreciation Portfolio (Class 2)                    2,371,060      2,840,043
Government and Quality Bond Portfolio (Class 2)             1,847,505      2,316,350
Growth Portfolio (Class 2)                                  1,358,274      1,986,060
Natural Resources Portfolio (Class 2)                       1,030,434        888,100

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                     $ 1,460,602    $ 3,043,109
Alliance Growth Portfolio (Class 1)                           599,511      9,152,284
Balanced Portfolio (Class 1)                                  870,425      3,753,565
Blue Chip Growth Portfolio (Class 1)                          492,432        635,390
Capital Growth Portfolio (Class 1)                            438,439        464,520
Cash Management Portfolio (Class 1)                        19,617,870     19,215,752
Corporate Bond Portfolio (Class 1)                          5,114,898      2,938,042
Davis Venture Value Portfolio (Class 1)                     6,319,604     16,253,849
"Dogs" of Wall Street Portfolio (Class 1)                     500,175      1,842,963
Equity Opportunities Portfolio (Class 1)                    1,703,071      2,801,898
Fundamental Growth Portfolio (Class 1)                        204,413        502,672
Global Bond Portfolio (Class 1)                             3,481,495      1,092,019
Global Equities Portfolio (Class 1)                           824,641      2,439,729
Growth-Income Portfolio (Class 1)                           1,575,184     11,180,935
Growth Opportunities Portfolio (Class 1)                      896,978        819,095
High-Yield Bond Portfolio (Class 1)                         5,750,995      9,504,819
International Diversified Equities Portfolio (Class 1)      1,531,382      5,026,212
International Growth & Income Portfolio (Class 1)           4,864,884      2,260,942
Marsico Focused Growth Portfolio (Class 1)                    733,126      1,077,237
MFS Massachusetts Investors Trust Portfolio (Class 1)         119,202      1,088,474
MFS Total Return Portfolio (Class 1)                        8,309,329      2,661,394
Mid-Cap Growth Portfolio (Class 1)                            571,380      1,756,284
Technology Portfolio (Class 1)                                606,760        618,546
Telecom Utility Portfolio (Class 1)                           875,060      1,304,299
Worldwide High Income Portfolio (Class 1)                   1,162,062        948,568
Aggressive Growth Portfolio (Class 2)                         196,614        256,061

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares  Proceeds from
Variable Accounts                                          Acquired      Shares Sold
------------------------------------------------------  --------------  -------------
SUNAMERICA TRUST (continued):
Alliance Growth Portfolio (Class 2)                       $   155,202    $ 1,050,836
Balanced Portfolio (Class 2)                                  316,532        712,773
Blue Chip Growth Portfolio (Class 2)                          264,710        746,884
Capital Growth Portfolio (Class 2)                             11,936        359,613
Cash Management Portfolio (Class 2)                        11,665,358     11,272,303
Corporate Bond Portfolio (Class 2)                          1,430,737        988,582
Davis Venture Value Portfolio (Class 2)                     1,898,353      3,568,842
"Dogs" of Wall Street Portfolio (Class 2)                     236,427        974,445
Equity Opportunities Portfolio (Class 2)                      361,349        827,308
Fundamental Growth Portfolio (Class 2)                         68,473         57,951
Global Bond Portfolio (Class 2)                               301,102        511,431
Global Equities Portfolio (Class 2)                           183,031        619,278
Growth-Income Portfolio (Class 2)                             332,972      1,341,417
Growth Opportunities Portfolio (Class 2)                      142,849        305,037
High-Yield Bond Portfolio (Class 2)                         3,535,476      4,713,581
International Diversified Equities Portfolio (Class 2)      1,661,508      1,873,266
International Growth & Income Portfolio (Class 2)           1,052,062        986,992
MFS Massachusetts Investors Trust Portfolio (Class 2)         118,963        545,831
Mid-Cap Growth Portfolio (Class 2)                            116,965        644,020
Technology Portfolio (Class 2)                                 62,072         95,700
Telecom Utility Portfolio (Class 2)                           260,965        397,147
Worldwide High Income Portfolio (Class 2)                      77,457        199,025
Foreign Value Portfolio (Class 3)                           3,882,482      2,012,563
Marsico Focused Growth Portfolio (Class 3)                $   461,566        550,839
MFS Total Return Portfolio (Class 3)                        1,883,137      1,673,261
Small & Mid Cap Value Portfolio (Class 3)                   2,217,568      2,293,213

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                        $ 5,201,736    $ 4,717,265
Growth and Income Portfolio                                 6,435,988      3,153,987
Strategic Growth Portfolio                                    388,816        685,388

AMERICAN SERIES (Class 2):
Global Growth Fund                                        $ 9,591,766    $ 4,391,604
Growth Fund                                                 9,918,646      6,292,338
Growth-Income Fund                                         16,193,508      7,556,940

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares  Proceeds from
Variable Accounts                                          Acquired      Shares Sold
------------------------------------------------------  --------------  -------------
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                $6,719,455     $2,530,469

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5    UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2007, 2006, 2005, 2004, and 2003, follows:

                     At December 31                       For the Year Ended December 31
         --------------------------------------  -----------------------------------------------
                    Unit Fair Value               Expense Ratio  Investment      Total Return
                       Lowest to     Net Assets      Lowest        Income          Lowest to
Year       Units      Highest ($)        ($)     to Highest (1)   Ratio (2)       Highest (3)
----     ---------  ---------------  ----------  --------------  ----------  -------------------
Asset Allocation Portfolio (Class 1)
   2007  1,523,832  26.59 to  27.03  41,187,411  1.52% to 1.77%     2.81%     6.54%    to   6.81%
   2006  1,604,137  24.95 to  25.31  40,596,690  1.52% to 1.77%     3.25%     9.37%    to   9.64%
   2005  1,709,077  22.82 to  23.08  39,449,685  1.52% to 1.77%     3.00%     3.13%    to   3.39%
   2004  1,861,480  22.12 to  22.33  41,559,410  1.52% to 1.77%     2.78%     8.40%    to   8.67%
   2003  1,817,044  20.41 to  20.55  37,330,465  1.52% to 1.77%     3.68%    20.90%    to  21.21%

Capital Appreciation Portfolio (Class 1)
   2007  1,056,155  53.85 to  54.81  57,848,317  1.52% to 1.77%     0.34%    25.47%    to  25.78%
   2006  1,179,919  42.92 to  43.57  51,381,647  1.52% to 1.77%     0.14%     9.47%    to   9.74%
   2005  1,309,698  39.21 to  39.70  51,970,715  1.52% to 1.77%     0.29%     9.69%    to   9.96%
   2004  1,536,165  35.74 to  36.11  55,443,741  1.52% to 1.77%     0.00%     7.20%    to   7.46%
   2003  1,749,290  33.34 to  33.60  58,757,378  1.52% to 1.77%     0.00%    29.93%    to  30.26%

Government and Quality Bond Portfolio (Class 1)
   2007  1,578,778  17.96 to  18.27  28,835,519  1.52% to 1.77%     3.86%     4.42%    to   4.69%
   2006  1,595,002  17.20 to  17.46  27,829,818  1.52% to 1.77%     3.70%     1.49%    to   1.74%
   2005  1,710,736  16.95 to  17.16  29,337,870  1.52% to 1.77%     3.79%     0.84%    to   1.09%
   2004  1,874,357  16.80 to  16.97  31,800,648  1.52% to 1.77%     4.45%     1.59%    to   1.85%
   2003  2,763,639  16.54 to  16.66  46,045,205  1.52% to 1.77%     3.86%     0.72%    to   0.97%

Growth Portfolio (Class 1)
   2007    507,088  36.59 to  37.23  18,875,808  1.52% to 1.77%     0.69%     8.26%    to   8.53%
   2006    628,478  33.80 to  34.31  21,557,065  1.52% to 1.77%     0.60%    11.30%    to  11.58%
   2005    770,091  30.37 to  30.75  23,674,703  1.52% to 1.77%     0.87%     5.25%    to   5.51%
   2004    919,611  28.86 to  29.14  26,796,316  1.52% to 1.77%     0.55%     8.91%    to   9.18%
   2003  1,144,755  26.50 to  26.69  30,553,337  1.52% to 1.77%     0.55%    27.64%    to  27.96%

Natural Resources Portfolio (Class 1)
   2007    319,590  65.85 to  67.01  21,409,853  1.52% to 1.77%     1.14%    37.74%    to  38.09%
   2006    322,950  47.81 to  48.53  15,667,883  1.52% to 1.77%     0.63%    22.74%    to  23.05%
   2005    394,823  38.95 to  39.44  15,569,419  1.52% to 1.77%     0.50%    43.55%    to  43.91%
   2004    388,575  27.13 to  27.41  10,649,075  1.52% to 1.77%     0.75%    22.85%    to  23.16%
   2003    361,385  22.09 to  22.25   8,042,357  1.52% to 1.77%     0.79%    45.13%    to  45.50%

Asset Allocation Portfolio (Class 2)
   2007    521,756  26.38 to  26.78  13,963,890  1.52% to 1.77%     2.64%     6.38%    to   6.65%
   2006    585,014  24.80 to  25.11  14,683,078  1.52% to 1.77%     3.07%     9.20%    to   9.48%
   2005    632,724  22.71 to  22.94  14,507,019  1.52% to 1.77%     2.87%     2.98%    to   3.23%
   2004    658,798  22.05 to  22.22  14,632,435  1.52% to 1.77%     2.72%     8.22%    to   8.49%
   2003    509,803  20.38 to  20.48  10,437,157  1.52% to 1.77%     3.85%    20.73%    to  21.03%

Capital Appreciation Portfolio (Class 2)
   2007    165,160  53.57 to  54.41   8,971,385  1.52% to 1.77%     0.22%    25.32%    to  25.63%
   2006    193,525  42.75 to  43.31   8,369,805  1.52% to 1.77%     0.02%     9.30%    to   9.58%
   2005    242,925  39.11 to  39.52   9,590,536  1.52% to 1.77%     0.16%     9.52%    to   9.80%
   2004    285,416  35.71 to  36.00  10,263,297  1.52% to 1.77%     0.00%     7.04%    to   7.31%
   2003    304,864  33.36 to  33.54  10,219,705  1.52% to 1.77%     0.00%    29.74%    to  30.07%

Government and Quality Bond Portfolio (Class 2)
   2007    764,757  17.83 to  18.10  13,816,724  1.52% to 1.77%     3.61%     4.27%    to   4.53%
   2006    808,223  17.10 to  17.32  13,973,089  1.52% to 1.77%     3.48%     1.34%    to   1.59%
   2005    926,936  16.87 to  17.05  15,780,028  1.52% to 1.77%     3.68%     0.69%    to   0.94%
   2004    979,588  16.76 to  16.89  16,527,943  1.52% to 1.77%     4.45%     1.44%    to   1.70%
   2003  1,275,308  16.52 to  16.61  21,170,412  1.52% to 1.77%     3.99%     0.57%    to   0.82%

Growth Portfolio (Class 2)
   2007     94,714  36.36 to  36.94   3,490,370  1.52% to 1.77%     0.58%     8.10%    to   8.37%
   2006    122,583  33.64 to  34.08   4,171,483  1.52% to 1.77%     0.48%    11.13%    to  11.41%
   2005    145,188  30.27 to  30.59   4,435,668  1.52% to 1.77%     0.74%     5.09%    to   5.35%
   2004    170,069  28.80 to  29.04   4,932,972  1.52% to 1.77%     0.44%     8.75%    to   9.02%
   2003    180,456  26.49 to  26.64   4,803,199  1.52% to 1.77%     0.42%    27.45%    to  27.77%

Natural Resources Portfolio (Class 2)
   2007    104,833  65.34 to  66.52   6,966,017  1.52% to 1.77%     1.01%    37.54%    to  37.88%
   2006    107,141  47.51 to  48.25   5,163,331  1.52% to 1.77%     0.53%    22.56%    to  22.86%
   2005    120,369  38.76 to  39.27   4,720,202  1.52% to 1.77%     0.40%    43.34%    to  43.70%
   2004    114,550  27.04 to  27.33   3,127,327  1.52% to 1.77%     0.67%    22.68%    to  22.98%
   2003     67,403  22.04 to  22.22   1,496,210  1.52% to 1.77%     0.67%    44.90%    to  45.26%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5    UNIT VALUES (continued)

                     At December 31                       For the Year Ended December 31
         --------------------------------------  -----------------------------------------------
                    Unit Fair Value               Expense Ratio  Investment      Total Return
                       Lowest to     Net Assets      Lowest        Income          Lowest to
Year       Units      Highest ($)        ($)     to Highest (1)   Ratio (2)       Highest (3)
----     ---------  ---------------  ----------  --------------  ----------  -------------------
Aggressive Growth Portfolio (Class 1)
   2007    476,173  16.96 to  17.25   8,215,347  1.52% to 1.77%     0.58%    -2.23%    to  -1.99%
   2006    555,417  17.35 to  17.60   9,776,960  1.52% to 1.77%     0.09%    11.30%    to  11.58%
   2005    732,451  15.59 to  15.78  11,555,012  1.52% to 1.77%     0.00%     6.83%    to   7.10%
   2004    922,711  14.59 to  14.73  13,592,414  1.52% to 1.77%     0.00%    14.73%    to  15.02%
   2003  1,003,213  12.72 to  12.81  12,854,156  1.52% to 1.77%     0.00%    26.21%    to  26.52%

Alliance Growth Portfolio (Class 1)
   2007    741,060  36.78 to  37.42  27,729,276  1.52% to 1.77%     0.05%    12.60%    to  12.88%
   2006    972,482  32.66 to  33.15  32,238,882  1.52% to 1.77%     0.12%    -0.99%    to  -0.75%
   2005  1,281,217  32.99 to  33.40  42,795,451  1.52% to 1.77%     0.38%    14.58%    to  14.86%
   2004  1,648,690  28.79 to  29.08  47,943,832  1.52% to 1.77%     0.30%     6.05%    to   6.31%
   2003  2,112,640  27.15 to  27.35  57,786,859  1.52% to 1.77%     0.25%    23.61%    to  23.91%

Balanced Portfolio (Class 1)
   2007    977,643  16.73 to  17.02  16,641,647  1.52% to 1.77%     2.83%     3.55%    to   3.81%
   2006  1,162,537  16.16 to  16.40  19,062,440  1.52% to 1.77%     2.70%     8.92%    to   9.19%
   2005  1,336,687  14.83 to  15.02  20,072,862  1.52% to 1.77%     2.39%     0.11%    to   0.36%
   2004  1,601,676  14.82 to  14.96  23,966,709  1.52% to 1.77%     1.45%     4.90%    to   5.16%
   2003  1,950,565  14.13 to  14.23  27,754,270  1.52% to 1.77%     2.24%    13.10%    to  13.38%

Blue Chip Growth Portfolio (Class 1)
   2007    263,780  7.02 to    7.14   1,877,246  1.52% to 1.77%     0.34%    12.07%    to  12.35%
   2006    281,033  6.26 to    6.36   1,780,073  1.52% to 1.77%     0.24%     4.71%    to   4.97%
   2005    333,366  5.98 to    6.06   2,013,054  1.52% to 1.77%     0.56%     0.75%    to   1.00%
   2004    369,387  5.94 to    6.00   2,211,082  1.52% to 1.77%     0.15%     3.39%    to   3.65%
   2003    408,000  5.74 to    5.78   2,358,672  1.52% to 1.77%     0.17%    23.80%    to  24.11%

Capital Growth Portfolio (Class 1)
   2007    165,911  8.99 to    9.15   1,515,708  1.52% to 1.77%     1.24%    11.56%    to  11.84%
   2006    168,855  8.05 to    8.18   1,379,497  1.52% to 1.77%     0.29%    14.61%    to  14.89%
   2005    131,328  7.03 to    7.12     933,780  1.52% to 1.77%     0.45%     1.79%    to   2.04%
   2004    198,382  6.90 to    6.97   1,383,247  1.52% to 1.77%     0.00%    11.03%    to  11.31%
   2003    175,109  6.22 to    6.27   1,096,781  1.52% to 1.77%     0.00%    23.03%    to  23.34%

Cash Management Portfolio (Class 1)
   2007  1,118,541  13.55 to  13.79  15,414,637  1.52% to 1.77%     3.74%     2.68%    to   2.93%
   2006  1,111,171  13.20 to  13.39  14,877,360  1.52% to 1.77%     2.81%     2.80%    to   3.05%
   2005  1,058,607  12.84 to  13.00  13,754,080  1.52% to 1.77%     0.95%     0.99%    to   1.24%
   2004  1,265,726  12.71 to  12.84  16,240,073  1.52% to 1.77%     0.57%    -0.95%    to  -0.70%
   2003  1,814,446  12.83 to  12.93  23,455,013  1.52% to 1.77%     1.51%    -1.10%    to  -0.85%

Corporate Bond Portfolio (Class 1)
   2007  1,270,266  18.32 to  18.65  23,679,567  1.52% to 1.77%     4.07%     3.63%    to   3.89%
   2006  1,181,914  17.68 to  17.95  21,208,324  1.52% to 1.77%     4.54%     4.00%    to   4.26%
   2005  1,113,962  17.00 to  17.22  19,171,741  1.52% to 1.77%     4.61%     0.12%    to   0.37%
   2004  1,061,322  16.98 to  17.15  18,199,364  1.52% to 1.77%     5.04%     4.95%    to   5.21%
   2003  1,108,717  16.18 to  16.30  18,071,473  1.52% to 1.77%     5.82%     9.98%    to  10.25%

Davis Venture Value Portfolio (Class 1)
   2007  2,153,238  39.91 to  40.62  87,441,680  1.52% to 1.77%     0.87%     3.80%    to   4.06%
   2006  2,481,273  38.45 to  39.03  96,834,790  1.52% to 1.77%     1.00%    13.29%    to  13.57%
   2005  2,784,060  33.94 to  34.37  95,671,801  1.52% to 1.77%     0.98%     8.67%    to   8.94%
   2004  3,166,140  31.23 to  31.55  99,875,452  1.52% to 1.77%     0.87%    11.52%    to  11.80%
   2003  3,493,658  28.00 to  28.22  98,574,612  1.52% to 1.77%     0.87%    30.78%    to  31.11%

"Dogs" of Wall Street Portfolio (Class 1)
   2007    249,887  12.40 to  12.62   3,153,711  1.52% to 1.77%     2.42%    -3.65%    to  -3.41%
   2006    367,660  12.87 to  13.07   4,804,134  1.52% to 1.77%     2.40%    19.52%    to  19.81%
   2005    446,784  10.77 to  10.91   4,872,471  1.52% to 1.77%     2.41%    -4.44%    to  -4.20%
   2004    570,222  11.27 to  11.38   6,490,904  1.52% to 1.77%     2.28%     7.70%    to   7.97%
   2003    745,098  10.47 to  10.54   7,855,992  1.52% to 1.77%     2.69%    17.92%    to  18.21%

Equity Opportunities Portfolio (Class 1)
   2007    521,077  20.20 to  20.57  10,712,716  1.52% to 1.77%     1.72%    -1.65%    to  -1.40%
   2006    630,784  20.54 to  20.86  13,153,361  1.52% to 1.77%     1.51%    14.65%    to  14.94%
   2005    811,260  17.92 to  18.15  14,719,671  1.52% to 1.77%     1.50%     2.84%    to   3.09%
   2004  1,019,847  17.42 to  17.60  17,949,823  1.52% to 1.77%     1.37%     7.97%    to   8.23%
   2003  1,276,518  16.14 to  16.26  20,759,570  1.52% to 1.77%     1.60%    25.34%    to  25.65%

Fundamental Growth Portfolio (Class 1)
   2007     64,753  21.20 to  21.57   1,395,747  1.52% to 1.77%     0.00%    13.13%    to  13.41%
   2006     79,880  18.74 to  19.02   1,517,838  1.52% to 1.77%     0.02%     3.93%    to   4.19%
   2005     84,707  18.03 to  18.25   1,544,845  1.52% to 1.77%     0.57%     4.21%    to   4.47%
   2004    104,867  17.30 to  17.47   1,831,283  1.52% to 1.77%     0.13%     3.16%    to   3.42%
   2003    125,624  16.77 to  16.90   2,121,839  1.52% to 1.77%     0.30%    21.84%    to  22.15%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5    UNIT VALUES (continued)

                     At December 31                       For the Year Ended December 31
         --------------------------------------  -----------------------------------------------
                    Unit Fair Value               Expense Ratio  Investment      Total Return
                       Lowest to     Net Assets      Lowest        Income          Lowest to
Year       Units      Highest ($)        ($)     to Highest (1)   Ratio (2)       Highest (3)
----     ---------  ---------------  ----------  --------------  ----------  -------------------
Global Bond Portfolio (Class 1)
   2007    451,105  19.41 to  19.75   8,909,328  1.52% to 1.77%     0.63%     9.43%    to   9.70%
   2006    320,782  17.74 to  18.01   5,775,587  1.52% to 1.77%     9.19%     2.05%    to   2.30%
   2005    326,140  17.38 to  17.60   5,740,029  1.52% to 1.77%     3.27%     2.75%    to   3.01%
   2004    299,647  16.92 to  17.09   5,119,933  1.52% to 1.77%     0.00%     2.14%    to   2.40%
   2003    302,321  16.56 to  16.69   5,044,861  1.52% to 1.77%     0.00%     1.74%    to   1.99%

Global Equities Portfolio (Class 1)
   2007    330,018  26.04 to  26.50   8,742,817  1.52% to 1.77%     1.18%     9.91%    to  10.18%
   2006    391,297  23.69 to  24.05   9,408,714  1.52% to 1.77%     0.90%    21.70%    to  22.00%
   2005    450,840  19.47 to  19.71   8,886,211  1.52% to 1.77%     0.26%    13.76%    to  14.04%
   2004    603,511  17.11 to  17.28  10,431,085  1.52% to 1.77%     0.30%     9.91%    to  10.18%
   2003    798,239  15.57 to  15.69  12,522,084  1.52% to 1.77%     0.24%    24.31%    to  24.62%

Growth-Income Portfolio (Class 1)
   2007  1,007,109  34.06 to  34.65  34,892,992  1.52% to 1.77%     0.90%     9.17%    to   9.44%
   2006  1,287,663  31.20 to  31.66  40,766,169  1.52% to 1.77%     0.70%     5.54%    to   5.81%
   2005  1,653,919  29.56 to  29.92  49,488,438  1.52% to 1.77%     0.55%     5.32%    to   5.58%
   2004  2,099,731  28.06 to  28.34  59,506,544  1.52% to 1.77%     0.67%     9.58%    to   9.85%
   2003  2,588,602  25.61 to  25.80  66,783,758  1.52% to 1.77%     0.99%    23.44%    to  23.75%

Growth Opportunities Portfolio (Class 1)
   2007    194,825  6.68  to   6.79   1,320,748  1.52% to 1.77%     0.00%    19.43%    to  19.73%
   2006    180,041  5.59  to   5.67   1,019,391  1.52% to 1.77%     0.00%    11.45%    to  11.73%
   2005    177,352  5.02  to   5.07     899,257  1.52% to 1.77%     0.00%     5.77%    to   6.03%
   2004    170,777  4.74  to   4.79     816,797  1.52% to 1.77%     0.00%     4.31%    to   4.57%
   2003    243,861  4.55  to   4.58   1,115,653  1.52% to 1.77%     0.00%    32.60%    to  32.94%

High-Yield Bond Portfolio (Class 1)
   2007    692,747  20.70 to  21.04  14,569,848  1.52% to 1.77%     7.11%    -0.40%    to  -0.15%
   2006    915,871  20.79 to  21.07  19,293,431  1.52% to 1.77%     7.55%    12.66%    to  12.94%
   2005    938,109  18.45 to  18.66  17,498,426  1.52% to 1.77%     9.17%     6.96%    to   7.23%
   2004  1,051,574  17.25 to  17.40  18,293,900  1.52% to 1.77%     8.51%    15.40%    to  15.69%
   2003  1,439,921  14.95 to  15.04  21,653,336  1.52% to 1.77%     8.09%    29.25%    to  29.58%

International Diversified Equities Portfolio (Class 1)
   2007  1,112,972  16.26 to  16.54  18,409,354  1.52% to 1.77%     2.06%    13.33%    to  13.61%
   2006  1,346,755  14.35 to  14.56  19,608,076  1.52% to 1.77%     0.43%    21.29%    to  21.59%
   2005  1,463,527  11.83 to  11.98  17,524,558  1.52% to 1.77%     1.44%    11.78%    to  12.06%
   2004  2,019,527  10.58 to  10.69  21,579,726  1.52% to 1.77%     2.09%    14.45%    to  14.73%
   2003  2,266,979   9.25 to   9.31  21,112,175  1.52% to 1.77%     4.18%    29.49%    to  29.81%

International Growth & Income Portfolio (Class 1)
   2007    821,358  19.62 to  19.97  16,397,726  1.52% to 1.77%     1.61%     5.29%    to   5.55%
   2006    788,223  18.63 to  18.92  14,908,637  1.52% to 1.77%     1.35%    24.82%    to  25.13%
   2005    695,392  14.93 to  15.12  10,511,534  1.52% to 1.77%     0.87%    12.28%    to  12.56%
   2004    741,887  13.29 to  13.43   9,962,436  1.52% to 1.77%     1.14%    18.74%    to  19.04%
   2003    451,670  11.19 to  11.28   5,094,820  1.52% to 1.77%     1.15%    34.52%    to  34.86%

Marsico Focused Growth Portfolio (Class 1)
   2007    220,876            13.66   3,018,043      1.52%          0.20%                  11.94%
   2006    257,271  12.02 to  12.21   3,140,214  1.52% to 1.77%     0.00%     6.68%    to   6.95%
   2005    216,259            11.41   2,468,324      1.52%          0.00%                   9.04%
   2004    126,389            10.47   1,322,963      1.52%          0.00%                   9.57%
   2003    172,556             9.55   1,648,397      1.52%          0.00%                   8.54%(4)

MFS Massachusetts Investors Trust Portfolio (Class 1)
   2007    144,146  25.15 to  25.58   3,685,105  1.52% to 1.77%     1.11%     8.63%    to   8.91%
   2006    183,429  23.15 to  23.49   4,306,757  1.52% to 1.77%     0.68%    11.20%    to  11.48%
   2005    222,659  20.82 to  21.07   4,690,439  1.52% to 1.77%     0.74%     5.83%    to   6.10%
   2004    285,397  19.67 to  19.86   5,666,811  1.52% to 1.77%     0.79%     9.90%    to  10.17%
   2003    359,180  17.90 to  18.03   6,474,026  1.52% to 1.77%     0.86%    20.34%    to  20.64%

MFS Total Return Portfolio (Class 1)
   2007  1,311,169  28.36 to  28.85  37,801,784  1.52% to 1.77%     2.69%     2.41%    to   2.67%
   2006  1,191,633  27.69 to  28.10  33,465,073  1.52% to 1.77%     2.58%    10.03%    to  10.31%
   2005    883,403  25.17 to  25.47  22,483,274  1.52% to 1.77%     2.57%     1.24%    to   1.49%
   2004    383,733  24.86 to  25.10   9,624,359  1.52% to 1.77%     0.24%     9.35%    to   9.63%
   2003    115,723  22.73 to  22.89   2,648,877  1.52% to 1.77%     5.65%     7.49%(4) to   7.60%(4)

Mid-Cap Growth Portfolio (Class 1)
   2007    369,611  12.32 to  12.54   4,632,597  1.52% to 1.77%     0.24%    14.89%    to  15.18%
   2006    466,903  10.73 to  10.89   5,081,527  1.52% to 1.77%     0.00%     0.77%    to   1.02%
   2005    505,207  10.64 to  10.78   5,443,436  1.52% to 1.77%     0.00%     1.38%    to   1.63%
   2004    673,222  10.50 to  10.61   7,137,248  1.52% to 1.77%     0.00%    12.09%    to  12.37%
   2003  1,436,694   9.37 to   9.44  13,558,142  1.52% to 1.77%     0.00%    34.83%    to  35.17%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5    UNIT VALUES (continued)

                     At December 31                       For the Year Ended December 31
         --------------------------------------  -----------------------------------------------
                    Unit Fair Value               Expense Ratio  Investment      Total Return
                       Lowest to     Net Assets      Lowest        Income          Lowest to
Year       Units      Highest ($)        ($)     to Highest (1)   Ratio (2)       Highest (3)
----     ---------  ---------------  ----------  --------------  ----------  -------------------
Technology Portfolio (Class 1)
   2007    342,420  2.84  to   2.89     988,358  1.52% to 1.77%     0.00%    19.80%    to  20.10%
   2006    360,151  2.37  to   2.40     865,542  1.52% to 1.77%     0.00%    -0.65%    to  -0.40%
   2005    562,283  2.38  to   2.41   1,356,618  1.52% to 1.77%     0.00%    -1.96%    to  -1.71%
   2004    521,200  2.43  to   2.45   1,279,431  1.52% to 1.77%     0.00%    -4.24%    to  -4.00%
   2003  3,610,499  2.54  to   2.56   9,232,282  1.52% to 1.77%     0.00%    48.11%    to  48.49%

Telecom Utility Portfolio (Class 1)
   2007    272,732  17.78 to  18.09   4,933,863  1.52% to 1.77%     3.03%    18.79%    to  19.09%
   2006    303,781  14.97 to  15.19   4,613,399  1.52% to 1.77%     3.66%    24.29%    to  24.60%
   2005    323,476  12.04 to  12.19   3,942,767  1.52% to 1.77%     4.09%     4.65%    to   4.91%
   2004    406,629  11.51 to  11.62   4,724,402  1.52% to 1.77%     4.99%    14.73%    to  15.01%
   2003    475,336  10.03 to  10.10   4,801,978  1.52% to 1.77%     5.97%    16.69%    to  16.98%

Worldwide High Income Portfolio (Class 1)
   2007    235,217  21.91 to  22.25   5,233,092  1.52% to 1.77%     6.54%     3.70%    to   3.96%
   2006    237,799  21.13 to  21.40   5,089,536  1.52% to 1.77%     7.80%     7.72%    to   7.98%
   2005    241,396  19.61 to  19.82   4,784,459  1.52% to 1.77%     8.03%     5.43%    to   5.69%
   2004    226,819  18.60 to  18.75   4,253,902  1.52% to 1.77%     5.84%     7.50%    to   7.77%
   2003    281,390  17.31 to  17.40   4,896,916  1.52% to 1.77%     7.87%    23.73%    to  24.04%

Aggressive Growth Portfolio (Class 2)
   2007     43,683  16.81 to  17.07     744,737  1.52% to 1.77%     0.47%    -2.37%    to  -2.13%
   2006     46,718  17.22 to  17.45     813,805  1.52% to 1.77%     0.00%    11.14%    to  11.42%
   2005     95,538  15.50 to  15.66   1,494,884  1.52% to 1.77%     0.00%     6.67%    to   6.93%
   2004     65,953  14.53 to  14.64     964,497  1.52% to 1.77%     0.00%    14.56%    to  14.85%
   2003     73,033  12.68 to  12.75     930,256  1.52% to 1.77%     0.00%    26.02%    to  26.34%

Alliance Growth Portfolio (Class 2)
   2007    106,411  36.28 to  36.91   3,922,432  1.52% to 1.77%     0.00%    12.43%    to  12.71%
   2006    130,565  32.27 to  32.75   4,270,575  1.52% to 1.77%     0.00%    -1.14%    to  -0.90%
   2005    164,368  32.65 to  33.04   5,425,614  1.52% to 1.77%     0.25%    14.40%    to  14.69%
   2004    203,970  28.54 to  28.81   5,868,617  1.52% to 1.77%     0.18%     5.89%    to   6.15%
   2003    261,710  26.95 to  27.14   7,096,843  1.52% to 1.77%     0.11%    23.42%    to  23.73%

Balanced Portfolio (Class 2)
   2007    217,209  16.60 to  16.86   3,658,976  1.52% to 1.77%     2.72%     3.42%    to   3.67%
   2006    243,637  16.06 to  16.26   3,959,094  1.52% to 1.77%     2.51%     8.76%    to   9.03%
   2005    305,635  14.76 to  14.91   4,555,353  1.52% to 1.77%     2.24%    -0.04%    to   0.21%
   2004    350,674  14.77 to  14.88   5,215,881  1.52% to 1.77%     1.38%     4.75%    to   5.01%
   2003    386,470  14.10 to  14.17   5,474,919  1.52% to 1.77%     2.19%    12.93%    to  13.21%

Blue Chip Growth Portfolio (Class 2)
   2007    143,998  6.98  to   7.09   1,017,594  1.52% to 1.77%     0.17%    11.90%    to  12.18%
   2006    211,198  6.24  to   6.32   1,332,241  1.52% to 1.77%     0.09%     4.55%    to   4.81%
   2005    289,730  5.97  to   6.03   1,744,847  1.52% to 1.77%     0.42%     0.59%    to   0.85%
   2004    340,068  5.93  to   5.98   2,031,020  1.52% to 1.77%     0.04%     3.24%    to   3.50%
   2003    287,107  5.74  to   5.78   1,657,131  1.52% to 1.77%     0.03%    23.62%    to  23.93%

Capital Growth Portfolio (Class 2)
   2007     23,313  8.92  to   9.06     211,053  1.52% to 1.77%     0.68%    11.39%    to  11.67%
   2006     64,188  8.01  to   8.12     520,693  1.52% to 1.77%     0.17%    14.43%    to  14.72%
   2005     66,305  7.00  to   7.07     468,606  1.52% to 1.77%     0.31%     1.63%    to   1.89%
   2004    110,266  6.89  to   6.94     764,980  1.52% to 1.77%     0.00%    10.87%    to  11.15%
   2003    116,258  6.21  to   6.25     725,807  1.52% to 1.77%     0.00%    22.84%    to  23.15%

Cash Management Portfolio (Class 2)
   2007    289,380  13.46 to  13.66   3,937,701  1.52% to 1.77%     3.84%     2.52%    to   2.78%
   2006    266,537  13.13 to  13.29   3,533,095  1.52% to 1.77%     2.22%     2.64%    to   2.90%
   2005    301,237  12.79 to  12.91   3,886,999  1.52% to 1.77%     0.93%     0.84%    to   1.09%
   2004    368,914  12.69 to  12.78   4,710,091  1.52% to 1.77%     0.43%    -1.10%    to  -0.85%
   2003    782,500  12.83 to  12.89  10,079,546  1.52% to 1.77%     1.24%    -1.24%    to  -0.99%

Corporate Bond Portfolio (Class 2)
   2007    473,609  18.18 to  18.48   8,740,425  1.52% to 1.77%     3.73%     3.47%    to   3.73%
   2006    459,738  17.57 to  17.82   8,179,339  1.52% to 1.77%     4.17%     3.84%    to   4.10%
   2005    494,041  16.92 to  17.11   8,445,958  1.52% to 1.77%     4.35%    -0.03%    to   0.22%
   2004    522,137  16.92 to  17.08   8,908,234  1.52% to 1.77%     5.23%     4.79%    to   5.05%
   2003    474,210  16.15 to  16.26   7,703,950  1.52% to 1.77%     5.80%     9.81%    to  10.09%

Davis Venture Value Portfolio (Class 2)
   2007    448,229  39.55 to  40.20  17,989,342  1.52% to 1.77%     0.75%     3.65%    to   3.91%
   2006    506,973  38.16 to  38.69  19,587,668  1.52% to 1.77%     0.88%    13.12%    to  13.40%
   2005    560,861  33.73 to  34.12  19,113,671  1.52% to 1.77%     0.85%     8.51%    to   8.78%
   2004    632,399  31.09 to  31.36  19,815,020  1.52% to 1.77%     0.78%    11.36%    to  11.64%
   2003    641,569  27.92 to  28.09  18,012,272  1.52% to 1.77%     0.76%    30.59%    to  30.92%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5    UNIT VALUES (continued)

                     At December 31                       For the Year Ended December 31
         --------------------------------------  -----------------------------------------------
                    Unit Fair Value               Expense Ratio  Investment      Total Return
                       Lowest to     Net Assets      Lowest        Income          Lowest to
Year        Units      Highest ($)        ($)     to Highest (1)   Ratio (2)       Highest (3)
----     ---------  ---------------  ----------  --------------  ----------  -------------------
"Dogs" of Wall Street Portfolio (Class 2)
   2007     92,625  12.31 to  12.52   1,157,670  1.52% to 1.77%     1.88%    -3.80%    to  -3.56%
   2006    154,952  12.80 to  12.99   2,010,045  1.52% to 1.77%     2.25%    19.34%    to  19.63%
   2005    200,070  10.72 to  10.85   2,169,850  1.52% to 1.77%     2.27%    -4.58%    to  -4.35%
   2004    233,945  11.24 to  11.35   2,652,515  1.52% to 1.77%     2.37%     7.55%    to   7.82%
   2003    224,191  10.45 to  10.53   2,358,148  1.52% to 1.77%     2.82%    17.75%    to  18.05%

Equity Opportunities Portfolio (Class 2)
   2007     94,707  20.07 to  20.38   1,924,736  1.52% to 1.77%     1.43%    -1.80%    to  -1.55%
   2006    126,279  20.44 to  20.70   2,609,573  1.52% to 1.77%     1.34%    14.48%    to  14.77%
   2005    148,901  17.86 to  18.04   2,681,749  1.52% to 1.77%     1.28%     2.68%    to   2.94%
   2004    188,035  17.39 to  17.52   3,289,363  1.52% to 1.77%     1.32%     7.80%    to   8.07%
   2003    211,739  16.13 to  16.22   3,428,957  1.52% to 1.77%     1.47%    25.15%    to  25.47%

Fundamental Growth Portfolio (Class 2)
   2007     13,791  21.03 to  21.36     294,096  1.52% to 1.77%     0.00%    13.01%    to  13.29%
   2006     12,968  18.61 to  18.85     243,970  1.52% to 1.77%     0.00%     3.77%    to   4.03%
   2005     16,278  17.94 to  18.12     294,394  1.52% to 1.77%     0.40%     4.05%    to   4.31%
   2004     27,482  17.24 to  17.37     476,384  1.52% to 1.77%     0.00%     3.00%    to   3.26%
   2003     37,017  16.73 to  16.82     621,956  1.52% to 1.77%     0.11%    21.66%    to  21.97%

Global Bond Portfolio (Class 2)
   2007    112,139  19.25 to  19.56   2,190,282  1.52% to 1.77%     0.41%     9.26%    to   9.54%
   2006    122,958  17.62 to  17.86   2,193,364  1.52% to 1.77%     9.37%     1.89%    to   2.15%
   2005    124,612  17.29 to  17.48   2,176,850  1.52% to 1.77%     3.02%     2.60%    to   2.86%
   2004    129,368  16.85 to  16.99   2,196,496  1.52% to 1.77%     0.00%     1.99%    to   2.24%
   2003     97,488  16.52 to  16.62   1,620,003  1.52% to 1.77%     0.00%     1.59%    to   1.84%

Global Equities Portfolio (Class 2)
   2007     37,005  25.82 to  26.26     970,261  1.52% to 1.77%     0.87%     9.74%    to  10.02%
   2006     52,879  23.53 to  23.87   1,260,946  1.52% to 1.77%     0.78%    21.52%    to  21.82%
   2005     54,947  19.37 to  19.59   1,075,321  1.52% to 1.77%     0.14%    13.59%    to  13.87%
   2004     57,534  17.05 to  17.20     989,595  1.52% to 1.77%     0.17%     9.74%    to  10.02%
   2003     96,101  15.53 to  15.64   1,502,424  1.52% to 1.77%     0.10%    24.10%    to  24.41%

Growth-Income Portfolio (Class 2)
   2007    122,722  33.76 to  34.28   4,200,609  1.52% to 1.77%     0.78%     9.01%    to   9.28%
   2006    152,026  30.97 to  31.37   4,763,807  1.52% to 1.77%     0.58%     5.39%    to   5.65%
   2005    197,033  29.39 to  29.69   5,845,431  1.52% to 1.77%     0.42%     5.16%    to   5.43%
   2004    241,324  27.95 to  28.17   6,791,085  1.52% to 1.77%     0.56%     9.41%    to   9.68%
   2003    284,553  25.55 to  25.68   7,301,834  1.52% to 1.77%     0.90%    23.25%    to  23.56%

Growth Opportunities Portfolio (Class 2)
   2007     77,044  6.62  to   6.74     518,339  1.52% to 1.77%     0.00%    19.25%    to  19.55%
   2006    100,828  5.55  to   5.64     567,759  1.52% to 1.77%     0.00%    11.28%    to  11.56%
   2005    125,429  4.99  to   5.05     632,436  1.52% to 1.77%     0.00%     5.61%    to   5.87%
   2004    167,497  4.73  to   4.77     797,141  1.52% to 1.77%     0.00%     4.16%    to   4.42%
   2003    185,372  4.54  to   4.57     845,376  1.52% to 1.77%     0.00%    32.42%    to  32.75%

High-Yield Bond Portfolio (Class 2)
   2007    169,251  20.52 to  20.84   3,523,656  1.52% to 1.77%     7.80%    -0.55%    to  -0.30%
   2006    237,748  20.63 to  20.91   4,966,080  1.52% to 1.77%     7.76%    12.49%    to  12.77%
   2005    249,858  18.34 to  18.54   4,629,074  1.52% to 1.77%     8.50%     6.80%    to   7.07%
   2004    314,348  17.17 to  17.32   5,438,765  1.52% to 1.77%     8.69%    15.23%    to  15.52%
   2003    380,406  14.90 to  14.99   5,699,533  1.52% to 1.77%     6.73%    29.07%    to  29.39%

International Diversified Equities Portfolio (Class 2)
   2007    195,788  16.13 to  16.40   3,207,315  1.52% to 1.77%     2.02%    13.16%    to  13.44%
   2006    211,885  14.26 to  14.46   3,060,087  1.52% to 1.77%     0.29%    21.11%    to  21.41%
   2005    262,842  11.77 to  11.91   3,127,084  1.52% to 1.77%     1.32%    11.62%    to  11.90%
   2004    309,882  10.55 to  10.64   3,295,231  1.52% to 1.77%     1.98%    14.28%    to  14.57%
   2003    354,198   9.23 to   9.29   3,288,176  1.52% to 1.77%     3.46%    29.27%    to  29.56%

International Growth & Income Portfolio (Class 2)
   2007    212,969  19.52 to  19.81   4,215,550  1.52% to 1.77%     1.50%     5.13%    to   5.39%
   2006    236,702  18.56 to  18.80   4,446,459  1.52% to 1.77%     1.21%    24.63%    to  24.94%
   2005    255,932  14.89 to  15.04   3,848,015  1.52% to 1.77%     0.73%    12.12%    to  12.39%
   2004    264,321  13.29 to  13.39   3,536,280  1.52% to 1.77%     1.18%    18.56%    to  18.86%
   2003    269,555  11.21 to  11.26   3,033,045  1.52% to 1.77%     1.23%    34.32%    to  34.65%

MFS Massachusetts Investors Trust Portfolio (Class 2)
   2007     81,471  24.98 to  25.37   2,063,631  1.52% to 1.77%     0.99%     8.47%    to   8.74%
   2006     98,111  23.03 to  23.33   2,286,399  1.52% to 1.77%     0.55%    11.03%    to  11.31%
   2005    121,774  20.74 to  20.96   2,549,607  1.52% to 1.77%     0.58%     5.68%    to   5.94%
   2004    169,321  19.63 to  19.79   3,347,593  1.52% to 1.77%     0.68%     9.73%    to  10.01%
   2003    222,888  17.89 to  17.99   4,007,299  1.52% to 1.77%     0.77%    20.16%    to  20.46%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5    UNIT VALUES (continued)

                     At December 31                       For the Year Ended December 31
         --------------------------------------  -----------------------------------------------
                    Unit Fair Value               Expense Ratio  Investment      Total Return
                       Lowest to     Net Assets      Lowest        Income          Lowest to
Year       Units      Highest ($)        ($)     to Highest (1)   Ratio (2)       Highest (3)
----     ---------  ---------------  ----------  --------------  ----------  -------------------
Mid-Cap Growth Portfolio (Class 2)
   2007    177,848  12.22 to  12.42   2,204,585  1.52% to 1.77%     0.11%    14.72%    to  15.01%
   2006    219,357  10.65 to  10.80   2,365,454  1.52% to 1.77%     0.00%     0.62%    to   0.87%
   2005    291,595  10.59 to  10.70   3,117,166  1.52% to 1.77%     0.00%     1.22%    to   1.48%
   2004    348,528  10.46 to  10.55   3,672,275  1.52% to 1.77%     0.00%    11.92%    to  12.20%
   2003    366,304   9.35 to   9.40   3,441,323  1.52% to 1.77%     0.00%    34.63%    to  34.97%

Technology Portfolio (Class 2)
   2007    116,646  2.82  to   2.86     333,068  1.52% to 1.77%     0.00%    19.62%    to  19.92%
   2006    128,463  2.36  to   2.38     305,958  1.52% to 1.77%     0.00%    -0.80%    to  -0.55%
   2005    157,276  2.37  to   2.40     376,715  1.52% to 1.77%     0.00%    -2.11%    to  -1.86%
   2004    207,528  2.43  to   2.44     506,180  1.52% to 1.77%     0.00%    -4.38%    to  -4.14%
   2003    255,787  2.54  to   2.55     651,104  1.52% to 1.77%     0.00%    47.93%    to  48.30%

Telecom Utility Portfolio (Class 2)
   2007     66,703  17.68 to  17.93   1,194,727  1.52% to 1.77%     2.80%    18.61%    to  18.91%
   2006     77,473  14.91 to  15.08   1,167,384  1.52% to 1.77%     3.40%    24.10%    to  24.41%
   2005     71,448  12.01 to  12.12     865,440  1.52% to 1.77%     3.65%     4.50%    to   4.76%
   2004    118,357  11.50 to  11.57   1,369,218  1.52% to 1.77%     4.71%    14.56%    to  14.84%
   2003    148,520  10.04 to  10.08   1,496,332  1.52% to 1.77%     6.27%    16.52%    to  16.80%

Worldwide High Income Portfolio (Class 2)
   2007     30,272  21.69 to  22.04     665,987  1.52% to 1.77%     6.14%     3.54%    to   3.80%
   2006     37,443  20.95 to  21.23     794,046  1.52% to 1.77%     7.83%     7.55%    to   7.82%
   2005     40,212  19.47 to  19.69     790,901  1.52% to 1.77%     8.07%     5.27%    to   5.54%
   2004     37,853  18.50 to  18.66     705,583  1.52% to 1.77%     6.97%     7.34%    to   7.61%
   2003     35,399  17.23 to  17.34     613,576  1.52% to 1.77%     8.89%    23.55%    to  23.86%

Foreign Value Portfolio (Class 3)
   2007    889,651  22.06 to  22.38  19,901,620  1.52% to 1.77%     1.76%    12.06%    to  12.34%
   2006    829,643  19.68 to  19.92  16,520,507  1.52% to 1.77%     0.97%    24.82%    to  25.13%
   2005    722,329  15.77 to  15.92  11,494,446  1.52% to 1.77%     0.00%     8.00%    to   8.28%
   2004    529,583  14.60 to  14.70   7,783,823  1.52% to 1.77%     2.52%    17.66%    to  17.96%
   2003     49,159  12.41 to  12.46     612,607  1.52% to 1.77%     0.06%    17.90%(4) to  18.03%(4)

Marsico Focused Growth Portfolio (Class 3)
   2007    131,135  13.28 to  13.46   1,761,558  1.52% to 1.77%     0.00%    11.38%    to  11.66%
   2006    143,342  11.92 to  12.06   1,725,917  1.52% to 1.77%     0.00%     6.42%    to   6.68%
   2005    174,799  11.20 to  11.30   1,973,376  1.52% to 1.77%     0.00%     8.50%    to   8.77%
   2004     95,736  10.32 to  10.39     993,766  1.52% to 1.77%     0.00%     9.03%    to   9.30%
   2003     33,342   9.47 to   9.51     316,852  1.52% to 1.77%     0.00%     8.31%(4) to   8.42%(4)

MFS Total Return Portfolio (Class 3)
   2007    219,898  28.03 to  28.44   6,241,708  1.52% to 1.77%     2.36%     2.15%    to   2.40%
   2006    223,684  27.44 to  27.77   6,202,379  1.52% to 1.77%     2.22%     9.76%    to  10.03%
   2005    184,693  25.00 to  25.24   4,654,789  1.52% to 1.77%     2.03%     0.99%    to   1.24%
   2004    139,747  24.76 to  24.93   3,481,876  1.52% to 1.77%     0.23%     9.09%    to   9.36%
   2003     37,970  22.70 to  22.80     865,443  1.52% to 1.77%     3.68%     7.38%(4) to   7.49%(4)

Small & Mid Cap Value Portfolio (Class 3)
   2007    780,288  18.10 to  18.37  14,324,292  1.52% to 1.77%     0.43%    -0.23%    to   0.02%
   2006    811,474  18.14 to  18.36  14,895,419  1.52% to 1.77%     0.07%    11.47%    to  11.75%
   2005    795,443  16.27 to  16.43  13,065,938  1.52% to 1.77%     0.00%     3.93%    to   4.20%
   2004    699,209  15.66 to  15.77  11,024,742  1.52% to 1.77%     0.92%    15.76%    to  16.05%
   2003     56,336  13.53 to  13.59     765,442  1.52% to 1.77%     0.01%    18.17%(4) to  18.30%(4)

Comstock Portfolio (Class II)
   2007  2,180,185  13.40 to  13.60  29,634,413  1.52% to 1.77%     1.56%    -4.04%    to  -3.80%
   2006  2,195,489  13.97 to  14.14  31,022,909  1.52% to 1.77%     1.15%    14.01%    to  14.29%
   2005  1,838,626  12.25 to  12.37  22,730,013  1.52% to 1.77%     0.75%     2.28%    to   2.54%
   2004    881,182  11.98 to  12.06  10,623,196  1.52% to 1.77%     0.67%    15.37%    to  15.66%
   2003    371,432  10.38 to  10.43   3,872,189  1.52% to 1.77%     0.59%    28.48%    to  28.80%

Growth and Income Portfolio (Class II)
   2007  1,758,657  15.37 to  15.61  27,433,965  1.52% to 1.77%     1.31%     0.73%    to   0.98%
   2006  1,609,164  15.26 to  15.45  24,860,703  1.52% to 1.77%     0.83%    13.94%    to  14.23%
   2005  1,107,524  13.39 to  13.53  14,979,751  1.52% to 1.77%     0.67%     7.79%    to   8.06%
   2004    561,235  12.42 to  12.52   7,024,439  1.52% to 1.77%     0.74%    12.12%    to  12.40%
   2003    262,065  11.08 to  11.14   2,918,413  1.52% to 1.77%     0.47%    25.44%    to  25.75%

Strategic Growth Portfolio (Class II)
   2007    150,888  10.94 to  11.15   1,679,390  1.52% to 1.77%     0.00%    14.60%    to  14.89%
   2006    175,290   9.54 to   9.71   1,698,690  1.52% to 1.77%     0.00%     0.82%    to   1.08%
   2005    152,466   9.47 to   9.60   1,461,630  1.52% to 1.77%     0.01%     5.75%    to   6.01%
   2004    200,408   8.95 to   9.06   1,812,632  1.52% to 1.77%     0.00%     4.91%    to   5.17%
   2003    245,014   8.53 to   8.61   2,107,785  1.52% to 1.77%     0.00%    24.81%    to  25.12%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5    UNIT VALUES (continued)

                     At December 31                       For the Year Ended December 31
         --------------------------------------  -----------------------------------------------
                    Unit Fair Value               Expense Ratio  Investment      Total Return
                       Lowest to     Net Assets      Lowest        Income          Lowest to
Year       Units      Highest ($)        ($)     to Highest (1)   Ratio (2)       Highest (3)
----     ---------  ---------------  ----------  --------------  ----------  -------------------
Global Growth Fund (Class 2)
   2007  2,041,412  24.25 to  24.59  50,172,810  1.52% to 1.77%     2.72%    12.84%    to  13.12%
   2006  1,924,182  21.49 to  21.74  41,806,852  1.52% to 1.77%     0.86%    18.31%    to  18.61%
   2005  1,418,479  18.17 to  18.32  25,983,635  1.52% to 1.77%     0.63%    12.08%    to  12.36%
   2004    816,302  16.21 to  16.31  13,310,053  1.52% to 1.77%     0.40%    11.50%    to  11.78%
   2003    166,608  14.54 to  14.59   2,430,368  1.52% to 1.77%     0.00%    16.79%(4) to  16.92%(4)

Growth Fund (Class 2)
   2007  2,325,605  22.05 to  22.34  51,935,664  1.52% to 1.77%     0.79%    10.38%    to  10.66%
   2006  2,301,129  19.98 to  20.19  46,442,798  1.52% to 1.77%     0.83%     8.28%    to   8.56%
   2005  1,906,814  18.45 to  18.60  35,450,693  1.52% to 1.77%     0.78%    14.15%    to  14.44%
   2004  1,242,872  16.16 to  16.25  20,191,680  1.52% to 1.77%     0.23%    10.53%    to  10.81%
   2003    422,389  14.62 to  14.67   6,194,824  1.52% to 1.77%     0.21%    11.28%(4) to  11.40%(4)

Growth-Income Fund (Class 2)
   2007  4,931,909  18.63 to  18.89  93,106,424  1.52% to 1.77%     1.56%     3.20%    to   3.46%
   2006  4,640,659  18.06 to  18.25  84,683,331  1.52% to 1.77%     1.68%    13.18%    to  13.47%
   2005  3,627,119  15.95 to  16.09  58,332,802  1.52% to 1.77%     1.52%     3.98%    to   4.24%
   2004  2,255,048  15.34 to  15.43  34,793,668  1.52% to 1.77%     1.20%     8.44%    to   8.71%
   2003    688,783  14.15 to  14.20   9,777,935  1.52% to 1.77%     1.61%    12.64%(4) to  12.76%(4)

Growth and Income Portfolio (Class VC)
   2007  2,232,824  13.81 to  14.02  31,284,734  1.52% to 1.77%     1.26%     1.62%    to   1.88%
   2006  2,081,151  13.59 to  13.76  28,623,063  1.52% to 1.77%     1.40%    15.22%    to  15.50%
   2005  1,580,507  11.79 to  11.91  18,819,505  1.52% to 1.77%     1.23%     1.44%    to   1.69%
   2004    913,724  11.62 to  11.71  10,699,012  1.52% to 1.77%     1.41%    10.68%    to  10.96%
   2003    157,785  10.50 to  10.56   1,665,319  1.52% to 1.77%     1.29%    12.94%(4) to  13.06%(4)

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  For the period from July 28, 2003 to December 31, 2003.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                    --

Consolidated Balance Sheet - December 31, 2007 and 2006                 1 to 2

Consolidated Statement of Income and Comprehensive Income -
Years Ended December 31, 2007, 2006 and 2005                            3 to 4

Consolidated Statement of Cash Flows - Years Ended
December 31, 2007, 2006 and 2005                                        5 to 6

Notes to Consolidated Financial Statements                              7 to 36

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                             2007          2006
                                                                         -----------   -----------
                                                                               (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                       $   323,925   $   167,722
   Fixed maturities available for sale, at fair value (amortized cost:
      2007, $3,620,749; 2006, $3,946,612)                                  3,608,710     3,952,023
   Mortgage and other loans                                                  451,603       536,357
   Policy loans                                                              151,592       159,222
   Mutual funds                                                               19,797        29,633
   Equity securities available for sale, at fair value (cost: 2007,
      $20,140; 2006, $21,701)                                                 19,430        22,006
   Partnerships                                                              239,271           414
   Securities lending invested collateral, at fair value (cost: 2007,
      $2,168,979; 2006, $2,110,459)                                        2,019,089     2,110,459
   Derivative assets, at fair value                                          190,928        93,061
                                                                         -----------   -----------
   Total investments and cash                                              7,024,345     7,070,897
Separate and variable accounts                                            30,026,440    27,789,310
Accrued investment income                                                     52,047        59,167
Deferred acquisition costs                                                 1,430,526     1,456,680
Other deferred expenses                                                      257,087       263,613
Income taxes currently receivable from Parent                                  7,904            67
Goodwill                                                                      14,056        14,056
Other assets                                                                  78,852        62,422
                                                                         -----------   -----------
TOTAL ASSETS                                                             $38,891,257   $36,716,212
                                                                         ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                          2007           2006
                                                                       -----------   -----------
                                                                             (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable annuity
      contracts                                                        $ 2,623,305   $ 2,926,124
   Reserves for universal life insurance contracts                       1,350,124     1,408,877
   Reserves for guaranteed investment contracts                             41,044        42,647
   Reserves for guaranteed benefits                                         75,712        75,234
   Securities lending payable                                            2,196,793     2,110,459
   Due to affiliates                                                        39,675        23,866
   Other liabilities                                                       246,635       231,497
                                                                       -----------   -----------
   Total reserves, payables and accrued liabilities                      6,573,288     6,818,704
Derivative liabilities, at fair value                                       54,855         2,451
Separate and variable accounts                                          30,026,440    27,789,310
Deferred income taxes                                                      279,401       345,376
                                                                       -----------   -----------
Total liabilities                                                       36,933,984    34,955,841
                                                                       -----------   -----------
Shareholder's equity:
   Common stock                                                              3,511         3,511
   Additional paid-in capital                                              934,751       761,664
   Retained earnings                                                     1,122,772       992,179
   Accumulated other comprehensive income (loss)                          (103,761)        3,017
                                                                       -----------   -----------
   Total shareholder's equity                                            1,957,273     1,760,371
                                                                       -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                             $38,891,257   $36,716,212
                                                                       ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                            2007       2006       2005
                                                          --------   --------   --------
                                                                  (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance    $584,219   $491,422   $429,037
      Asset management fees                                 79,783     79,385     82,128
      Universal life insurance policy fees, net of
         reinsurance                                        33,753     29,539     33,244
      Surrender charges                                     25,779     26,416     26,900
      Other fees                                            15,430     16,478     15,510
                                                          --------   --------   --------
   Total fee income                                        738,964    643,240    586,819
   Net investment income                                   285,095    326,671    344,691
   Net realized investment gain (loss)                     (64,336)     3,928      8,925
                                                          --------   --------   --------
Total revenues                                             959,723    973,839    940,435
                                                          --------   --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                  92,911    108,268    124,575
      Universal life insurance contracts                    63,441     66,361     70,290
      Guaranteed investment contracts                        3,388      4,607      6,608
                                                          --------   --------   --------
   Total interest expense                                  159,740    179,236    201,473
   Amortization of bonus interest                           35,771     22,526     18,069
   Amortization of deferred acquisition costs and
      other deferred expenses                              301,643    218,795    218,029
   Claims on universal life insurance contracts, net of
      reinsurance recoveries                                19,954     17,897     18,412
   Guaranteed benefits, net of
      reinsurance recoveries                                23,365     42,685     24,967
   General and administrative expenses                     167,766    149,450    131,310
   Annual commissions                                      103,879     89,798     75,534
                                                          --------   --------   --------
Total benefits and expenses                                812,118    720,387    687,794
                                                          --------   --------   --------
PRETAX INCOME                                              147,605    253,452    252,641
Income tax expense                                          17,012     56,226     70,738
                                                          --------   --------   --------
NET INCOME                                                $130,593   $197,226   $181,903
                                                          --------   --------   --------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                               2007       2006       2005
                                                            ---------   --------   --------
                                                                     (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less related
   amortization of deferred acquisition costs and other
   deferred expenses, net of reclassification adjustments   $(164,799)  $(19,559)  $(87,931)
Foreign currency translation adjustment                           412      2,546     (2,071)
Deferred income tax benefit on above changes                   57,609      5,956     31,502
                                                            ---------   --------   --------
OTHER COMPREHENSIVE LOSS                                     (106,778)   (11,057)   (58,500)
                                                            ---------   --------   --------
COMPREHENSIVE INCOME                                        $  23,815   $186,169   $123,403
                                                            =========   ========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           2007        2006         2005
                                                                        ---------   ---------   -----------
                                                                                   (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $ 130,593   $ 197,226   $   181,903
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable annuity contracts       92,911     108,268       124,575
      Universal life insurance contracts                                   63,441      66,361        70,290
      Guaranteed investment contracts                                       3,388       4,607         6,608
   Net realized investment (gain) loss                                     64,336      (3,928)       (8,925)
   Net increase in partnerships attributable to equity accounting          (6,139)       (358)           --
   Amortization of net premium/(accretion of net discount) on
      investments                                                           5,092      (1,432)       12,399
   Amortization of deferred acquisition costs and other expenses          337,414     241,321       236,098
   Acquisition costs deferred                                            (247,797)   (245,028)     (202,790)
   Other expenses deferred                                                (14,410)    (14,739)      (15,918)
   Provision for deferred income taxes                                     (5,869)     34,754        90,547
   Change in:
      Accrued investment income                                             7,120       8,744         5,858
      Income taxes currently receivable from Parent                        (7,837)      4,766         5,112
      Other assets                                                         (5,967)     (3,619)       (5,865)
      Due from/to affiliates                                               15,809      11,952        (9,741)
      Other liabilities                                                   (12,601)     23,999         4,786
   Other, net                                                             (24,900)    (30,055)      (21,254)
                                                                        ---------   ---------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                 394,584     402,839       473,683
                                                                        ---------   ---------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturities                                                      (949,701)   (595,892)   (2,368,070)
   Mortgage and other loans                                               (30,031)   (209,311)     (112,327)
   Partnerships                                                           (66,719)         --            --
   Derivatives                                                           (202,161)    (21,055)      (25,829)
   Other investments, excluding short-term investments                     (6,975)     (5,700)      (23,144)
Sales of:
   Fixed maturities                                                       800,862     668,845     1,674,197
   Derivatives                                                            151,586      14,402            --
   Other investments, excluding short-term investments                     17,007       4,378        56,295
Redemptions and maturities of:
   Fixed maturities                                                       445,665     800,127       826,462
   Mortgage and other loans                                               115,959     164,203       246,470
   Other investments, excluding short-term investments                      8,036      11,230        15,903
Increase in securities lending invested collateral                        (90,606)   (831,765)     (394,902)
                                                                        ---------   ---------   -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $ 192,922   $    (538)  $  (104,945)
                                                                        ---------   ---------   -----------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2007          2006          2005
                                                                        -----------   -----------   -----------
                                                                                     (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts       $ 1,796,326   $ 1,588,153   $ 1,351,964
   Universal life insurance contracts                                        37,435        38,774        41,611
Net exchanges from the fixed accounts of variable annuity contracts      (1,695,229)   (1,598,673)   (1,171,713)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts          (414,210)     (688,604)     (611,301)
   Universal life insurance contracts                                       (51,650)      (52,833)      (57,465)
   Guaranteed investment contracts                                           (4,908)      (79,413)     (104,411)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts           (97,485)      (86,143)      (99,903)
   Universal life insurance contracts                                       (92,192)      (97,671)      (98,473)
Increase in securities lending payable                                       86,334       831,765       394,902
Capital contribution                                                          4,276            --            --
Dividend paid to Parent                                                          --      (280,000)      (25,000)
                                                                        -----------   -----------   -----------
NET CASH USED IN FINANCING ACTIVITIES                                      (431,303)     (424,645)     (379,789)
                                                                        -----------   -----------   -----------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                  156,203       (22,344)      (11,051)

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                      167,722       190,066       201,117
                                                                        -----------   -----------   -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                        $   323,925   $   167,722   $   190,066
                                                                        ===========   ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes received from (paid to) Parent                             $   (30,718)  $   (16,706)  $    24,923
                                                                        ===========   ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to reserve for annuity
      contracts                                                         $    38,530   $    41,728   $    29,039
                                                                        ===========   ===========   ===========
   Capital contribution of partnerships                                 $   168,512   $        --   $        --
                                                                        ===========   ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2007, 2006 AND 2005

1.   NATURE OF OPERATIONS AND ORGANIZATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

     During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

     Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 31%, 28% and 32% of deposits in the years ended December 31, 2007, 2006 and 2005, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 18%, 16% and 12% of deposits in the years ended December 31, 2007, 2006 and 2005, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents, time deposits, and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITIES AND EQUITY SECURITIES: Fixed maturities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Equity securities available for sale consist of common stocks and non-redeemable preferred stocks and are carried at fair value. Unrealized gains or losses from available for sale investments in fixed maturities and equity securities are reported as a separate component of accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax, in consolidated shareholder's equity. Investments in fixed maturities and equity securities are recorded on a trade-date basis.

     The Company evaluates its investments for other-than-temporary impairment. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognized requires the judgment of the Company's management and a continual review of its investments. A security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary. At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed. In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007 and 2006.

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     MUTUAL FUNDS: Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

     PARTNERSHIPS: Partnerships consist of investments in hedge funds and limited partnerships. The Company's carrying value is its share of the net asset value of the funds or the limited partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through an agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that the collateral received is maintained at a minimum of 102% of the value of the loaned securities (105% for cross-currency loans). The collateral is held in a custodial account for the beneficial interest of the Company and other affiliated lenders, and is not available for the general use of the Company. The collateral is reinvested in short-term investments and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax in consolidated shareholder's equity. Securities lending collateral investments are subject to review for other-than-temporary impairment in a manner consistent with other available-for-sale fixed maturity securities. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as net investment income in the consolidated statement of income and comprehensive income. The Company's allocated portion of any realized investment gains or losses on the collateral investments is recorded in the consolidated statement of income and comprehensive income.

     The fair values of the securities pledged under the securities lending agreement were $2,154,745,000 and $2,062,743,000 as of December 31, 2007
     and 2006, respectively, and are included in fixed maturities available for sale in the consolidated balance sheet.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable mid-market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV, GMWB and index options are reported in derivative assets or derivative liabilities in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the accompanying consolidated statement of income and comprehensive income.

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and futures on U.S. Treasury securities to partially offset this risk.

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and futures on U.S. Treasury securities to partially offset this risk.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     SEPARATE AND VARIABLE ACCOUNTS: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate and variable account assets with an equivalent summary total reported as separate and variable account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturities and equity securities available for sale. Because fixed maturities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of the liability for separate and variable accounts in the consolidated balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

     GOODWILL: Goodwill amounted to $14,056,000 (net of accumulated amortization of $18,838,000) at December 31, 2007 and 2006. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2007 and 2006, and has determined that no impairment is necessary.

     RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT
     CONTRACTS: Reserves for fixed annuity, fixed options, universal life insurance and guaranteed investment contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holder liabilities upon receipt.

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits and other living benefits related to variable annuity and variable life contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate and variable accounts, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder ("variable contracts with guarantees") either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death or annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), earnings enhancement benefits ("EEB") and guaranteed minimum income benefits ("GMIB").

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from common and preferred stock and other investments when receivable.

          - Earnings from partnership investments accounted for under the equity method.

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

          - Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivative assets and liabilities.

          - Exchange gains and losses resulting from foreign exchange transactions.

     FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entity when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See Note 11 herein for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in FAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The Company's adoption of SOP 05-1 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments--an amendment of FAS 140 and FAS 133" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company's adoption of FAS No. 155 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The adoption of FAS 157 resulted in a decrease in net income of approximately $56,000,000 in the first quarter of 2008 primarily due to the incorporation of the Company's own credit risk and the inclusion of explicit risk margins, where appropriate.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis of accounting for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

3.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturities, equity securities and securities lending invested collateral by major category are as follows:

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized   Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2007:

U.S. government securities               $   18,718     $ 1,536    $      --    $   20,254
Mortgage-backed securities                1,059,788      13,506      (16,763)    1,056,531
Securities of public utilities              204,801       1,916       (1,180)      205,537
Corporate bonds and notes                 2,051,806      30,169      (30,692)    2,051,283
Other debt securities                       285,636       3,610      (14,141)      275,105
                                         ----------     -------    ---------    ----------
   Total fixed maturities                 3,620,749      50,737      (62,776)    3,608,710
Equity securities                            20,140          30         (740)       19,430
Securities lending invested collateral    2,168,979          --     (149,890)    2,019,089
                                         ----------     -------    ---------    ----------
   Total                                 $5,809,868     $50,767    $(213,406)   $5,647,229
                                         ==========     =======    =========    ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized    Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities               $   32,703     $   483     $   (206)   $   32,980
Mortgage-backed securities                  937,508       7,783       (4,281)      941,010
Securities of public utilities              248,440       2,613       (2,386)      248,667
Corporate bonds and notes                 2,289,158      32,089      (27,877)    2,293,370
Other debt securities                       438,803       4,537       (7,344)      435,996
                                         ----------     -------     --------    ----------
   Total fixed maturities                 3,946,612      47,505      (42,094)    3,952,023
Equity securities                            21,701         305           --        22,006
Securities lending invested collateral    2,110,459          --           --     2,110,459
                                         ----------     -------     --------    ----------
   Total                                 $6,078,772     $47,810     $(42,094)   $6,084,488
                                         ==========     =======     ========    ==========

     At December 31, 2007, fixed maturities included $112,516,000 of securities not rated investment grade. These non-investment-grade securities are comprised of bonds and redeemable preferred stock spanning 11 industries with 39%, 23% and 16% concentrated in finance, consumer cyclical and electric industries, respectively. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2007, mortgage loans were collateralized by properties located in 20 states, with loans totaling approximately 35% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

     At December 31, 2007, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $1,159,000.

     As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company typically utilizes swap agreements to economically hedge risk associated with interest rates, guaranteed benefits, and foreign exchange.

     At December 31, 2007, $9,311,000 of fixed maturities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     Included in the fixed maturities at December 31, 2007 is a bond carried at fair value of $21,251,000 that was issued by an affiliate.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

     The following table presents cost or amortized cost and estimated fair values of the Company's available for sale fixed maturities and securities lending invested collateral at December 31, 2007, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                             Cost or       Estimated
                                         Amortized Cost   Fair Value
                                         --------------   ----------
                                                (in thousands)
AT DECEMBER 31, 2007:

Due in one year or less                    $  381,010     $  384,485
Due after one year through five years       1,184,375      1,187,610
Due after five years through ten years        701,544        697,057
Due after ten years                           294,032        283,027
Mortgage-backed securities                  1,059,788      1,056,531
                                           ----------     ----------
   Total fixed maturities                   3,620,749      3,608,710
Securities lending invested collateral      2,168,979      2,019,089
                                           ----------     ----------
   Total                                   $5,789,728     $5,627,799
                                           ==========     ==========

     The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2007 and 2006 (dollars in thousands):

                                     Less than 12 Months                12 Months or More                       Total
                               -------------------------------   -------------------------------   -------------------------------
                                            Unrealized                        Unrealized                        Unrealized
                               Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                               ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2007

Mortgage-backed securities     $  188,042    $ 10,409      35    $  185,342     $ 6,354      53    $  373,384    $ 16,763      88
Securities of public
   utilities                       22,845         186       3        69,050         994      14        91,895       1,180      17
Corporate bonds and notes         475,919      16,127      59       652,952      14,565     116     1,128,871      30,692     175
Other debt securities              67,937       5,170      18       109,989       8,971      29       177,926      14,141      47
Equity securities                  19,400         740       1            --          --      --        19,400         740       1
Securities lending invested
   collateral (a)               2,019,089     149,890      --            --          --      --     2,019,089     149,890      --
                               ----------    --------     ---    ----------     -------     ---    ----------    --------     ---
   Total                       $2,793,232    $182,522     116    $1,017,333     $30,884     212    $3,810,565    $213,406     328
                               ==========    ========     ===    ==========     =======     ===    ==========    ========     ===

(a) Represents the Company's allocated portion of AIG's securities lending pool.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

                             Less than 12 Months               12 Months or More                       Total
                        -----------------------------   -------------------------------   -------------------------------
                          Fair     Unrealized                        Unrealized                        Unrealized
                         Value        Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                        --------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2006
U.S. government
   securities           $ 18,077     $  206        2    $       --    $    --       --    $   18,077     $   206       2
Mortgage-backed
   securities            183,835      1,114       18       218,826      3,167       60       402,661       4,281      78
Securities of public
   utilities              37,825        133        6        97,536      2,253       22       135,361       2,386      28
Corporate bonds and
   notes                 342,311      2,732       42     1,007,523     25,145      166     1,349,834      27,877     208
Other debt securities     99,877        938       19       145,914      6,406       32       245,791       7,344      51
                        --------     ------      ---    ----------    -------      ---    ----------     -------     ---
Total                   $681,925     $5,123       87    $1,469,799    $36,971      280    $2,151,724     $42,094     367
                        ========     ======      ===    ==========    =======      ===    ==========     =======     ===

     Investments in partnerships totaled $239,271,000 and $414,000 at December 31, 2007 and 2006, respectively, and were comprised of four partnerships and one partnership, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination provisions.

     The net realized investment gain (loss) includes the following:

                                             Years ended December 31,
                                         ------------------------------
                                           2007       2006       2005
                                         --------   --------   --------
                                                 (in thousands)
Fixed maturities                         $ (1,836)  $ 10,390   $ (9,901)
Equity securities                             276      2,376         51
Securities lending invested collateral     (4,276)       ---        ---
Other-than-temporary impairments          (51,018)   (12,205)   (10,228)
Other investments                          (7,482)     3,367     29,003
                                         --------   --------   --------
Net realized investment gain (loss)      $(64,336)  $  3,928   $  8,925
                                         ========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued)

     Realized investment gains and losses on sales of fixed maturities and equity securities are as follows:

                       Years ended December 31,
                     ----------------------------
                       2007      2006      2005
                     -------   -------   --------
                           (in thousands)
FIXED MATURITIES:
   Realized gains    $ 5,238   $17,049   $ 11,526
   Realized losses    (7,768)   (6,659)   (23,927)
EQUITY SECURITIES:
   Realized gains    $   276   $ 2,376   $     51
   Realized losses        --        --         --

     The sources and related amounts of net investment income are as follows:

                                            Years ended December 31,
                                         ------------------------------
                                           2007       2006       2005
                                         --------   --------   --------
                                                (in thousands)
Short-term investments                   $ 13,196   $ 11,334   $  7,740
Fixed maturities                          215,229    257,509    264,284
Mortgage loans                             34,625     41,915     48,633
Policy loans                               12,181     13,288     13,869
Equity securities                           1,293         --         --
Partnerships                                7,118      1,155     10,393
Securities lending invested collateral      2,119      2,592      1,429
Other investment income                     1,557      1,062        351
                                         --------   --------   --------
Total investment income                   287,318    328,855    346,699
Less: investment expenses                  (2,223)    (2,184)    (2,008)
                                         --------   --------   --------
Net investment income                    $285,095   $326,671   $344,691
                                         ========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other than active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     FIXED MATURITIES AND EQUITY SECURITIES: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data consists of U.S. government and agency securities and equities listed in active markets. The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include mortgage-backed securities, securities of public utilities and corporate bonds and notes. For fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

     PARTNERSHIPS: Fair values are determined based on the net asset values provided by the general partner or manager of each investment. The Company obtains the fair value of its investments in hedge funds and limited partnerships from information provided by the general partner or manager of these investments, the accounts of which generally are audited on an annual basis. The transaction price is used as the best estimate of fair value at inception.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE:
     Securities lending invested collateral consists of short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturities. The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative assets and derivative liabilities include derivative financial instruments and embedded derivatives relating to GMAV and GMWB. Fair value of the derivative financial instruments is based principally on broker quotes. Fair value for embedded derivatives relating to GMAV and GMWB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

     RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
     CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments at December 31, 2007 and 2006 compared with their respective carrying values are as follows:

                                                       Carrying       Fair
                                                         Value       Value
                                                      ----------   ---------
                                                          (in thousands)
AT DECEMBER 31, 2007:

ASSETS:
   Cash and short-term investments                    $  323,925     323,925
   Fixed maturities                                    3,608,710   3,608,710
   Equity securities                                      19,430      19,430
   Mortgage and other loans                              451,603     461,969
   Policy loans                                          151,592     151,592
   Mutual funds                                           19,797      19,797
   Partnerships                                          239,271     239,271
   Securities lending invested collateral              2,019,089   2,019,089
   Derivative assets                                     190,928     190,928

LIABILITIES:
   Reserves for fixed annuity and fixed accounts of
      variable annuity contracts                      $2,623,305   2,579,002
   Reserves for guaranteed investment contracts           41,044      41,126
   Securities lending payable                          2,196,793   2,196,793
   Derivative liabilities                                 54,855      54,855

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying       Fair
                                                         Value       Value
                                                      ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

ASSETS:
   Cash and short-term investments                    $  167,722   $  167,722
   Fixed maturities                                    3,952,023    3,952,023
   Equity securities                                      22,006       22,006
   Mortgage and other loans                              536,357      544,519
   Policy loans                                          159,222      159,222
   Mutual funds                                           29,633       29,633
   Partnerships                                              414          414
   Securities lending invested collateral              2,110,459    2,110,459
   Derivative assets                                      93,061       93,061

LIABILITIES:
   Reserves for fixed annuity and fixed accounts of
      variable annuity contracts                      $2,926,124   $2,878,992
   Reserves for guaranteed investment contracts           42,647       42,729
   Securities lending payable                          2,110,459    2,110,459
   Derivative liabilities                                  2,451        2,451

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                              Years Ended December 31,
                                              ------------------------
                                                  2007         2006
                                               ----------   ----------
                                                     (in thousands)
Balance at beginning of year                   $1,456,680   $1,378,018
Acquisition costs deferred                        247,797      245,028
Effect of net unrealized loss on securities         3,533       23,908
Amortization charged to income                   (277,484)    (190,274)
                                               ----------   ----------
Balance at end of year                         $1,430,526   $1,456,680
                                               ==========   ==========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2007, the Company recorded approximately $74,000,000 of additional amortization of deferred acquisition costs and sales inducements. Approximately $61,000,000 related to changes in actuarial estimates from the conversion to a new system and $13,000,000 related to unlocking future assumptions and experience updates.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                Bonus    Distribution
                                              Payments       Costs        Total
                                              --------   ------------   --------
                                                        (in thousands)
AT DECEMBER 31, 2007

Balance at beginning of year                  $216,397       47,216      263,613
Expenses deferred                               38,530       14,410       52,940
Effect of net unrealized loss on securities        464           --          464
Amortization charged in income                 (35,771)     (24,159)     (59,930)
                                              --------     --------     --------
Balance at end of year                        $219,620       37,467      257,087
                                              ========     ========     ========
AT DECEMBER 31, 2006

Balance at beginning of year                  $194,603     $ 60,998     $255,601
Expenses deferred                               41,728       14,739       56,467
Effect of net unrealized loss on securities      2,592           --        2,592
Amortization charged in income                 (22,526)     (28,521)     (51,047)
                                              --------     --------     --------
Balance at end of year                        $216,397     $ 47,216     $263,613
                                              ========     ========     ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:


                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                        Account
                                                                                      Value Minus
                                                                     Return of Net    Withdrawals
                                                                    Deposits Plus a       Post
                                                                     Minimum Return   Anniversary
                                                                    ---------------   -----------
                                                                        (dollars in millions)
AT DECEMBER 31, 2007

In the event of death (GMDB and EEB):
   Net account value                                                  $    10,982     $    13,428
   Net amount at risk (a)                                                     491             495
   Average attained age of contract holders                                    68              66
   Range of guaranteed minimum return rates                                  0%-5%              0%

At annuitization (GMIB):
   Net account value                                                  $     2,689
   Net amount at risk (b)                                                      15
   Weighted average period remaining until earliest annuitization       2.7 years
   Range of guaranteed minimum return rates                                0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                      $     2,192
   Net amount at risk (c)                                                       1
   Weighted average period remaining until guaranteed payment           6.7 years

Annual withdrawals at specified date (GMWB):
   Account value                                                      $     6,029
   Net amount at risk (d)                                                      43
   Weighted average period remaining until guaranteed payment          19.7 years

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                        Account
                                                                                      Value Minus
                                                                     Return of Net    Withdrawals
                                                                    Deposits Plus a       Post
                                                                     Minimum Return   Anniversary
                                                                    ---------------   -----------
                                                                        (dollars in millions)
AT DECEMBER 31, 2006

In the event of death (GMDB and EEB):
   Net account value                                                $    10,579       $    11,357
   Net amount at risk (a)                                                   598               541
   Average attained age of contract holders                                  67                65
   Range of guaranteed minimum return rates                                0%-5%                0%

At annuitization (GMIB):
   Net account value                                                $     2,718
   Net amount at risk (b)                                                    21
   Weighted average period remaining until earliest annuitization     2.8 years
   Range of guaranteed minimum return rates                              0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                    $     2,191
   Net amount at risk (c)                                                    --
   Weighted average period remaining until guaranteed  payment        7.5 years

Annual withdrawals at specified date (GMWB):
   Account value                                                    $     3,323
   Net amount at risk (d)                                                     2
   Weighted average period remaining until expected payout           19.2 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $54,495,000 and $71,107,000 as of December 31, 2007 and 2006, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                           Years Ended December 31,
                                                           ------------------------
                                                               2007       2006
                                                             --------   --------
                                                                (in thousands)
Balance at the beginning of the year, before reinsurance     $110,102   $ 97,472
   Guaranteed benefits incurred                                27,822     45,976
   Guaranteed benefits paid                                   (22,886)   (33,346)
                                                             --------   --------
Balance at the end of the year, before reinsurance            115,038    110,102
Less reinsurance                                              (39,326)   (34,868)
                                                             --------   --------
Balance at the end of the year, net of reinsurance           $ 75,712   $ 75,234
                                                             ========   ========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2007 and 2006:

     - Data used was 50 and 5000 stochastically generated investment performance scenarios as of 2007 and 2006, respectively.

     -    Mean investment performance assumption was 10%.

     -    Volatility assumption was 16%.

     - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table for 2007 and 64% of the 75-80 ALB table for 2006.

     - Lapse rates vary by contract type and duration and range from 0% to 40%.

     -    The discount rate was approximately 8%.

     In 2007, the Company recorded a reduction in reserves for guaranteed benefits and guaranteed benefits expense of $15,676,000 due to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $26,541,000, $27,210,000 and $28,108,000 in 2007, 2006 and 2005, respectively.
     Guaranteed benefits paid were reduced by reinsurance recoveries of $4,458,000, $3,291,000 and $1,277,000 in 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   REINSURANCE (Continued)

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are net of reinsurance premiums of $28,061,000, $35,182,000 and $33,408,000 in 2007,
     2006 and 2005, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $22,337,000, $27,506,000 and $32,422,000 in 2007, 2006 and 2005,
     respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has three agreements outstanding for which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2007 is $84,385,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $29,706,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Two of these commitments are scheduled to expire in 2008. The Company's commitments under the third agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company and its subsidiaries received permanent permission from the SEC in September 2007.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     At December 31, 2007, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2012 and thereafter are as follows:

2008         $ 3,005,000
2009           3,138,000
2010           3,108,000
2011           2,959,000
2012           2,959,000
Thereafter    17,180,000
             -----------
             $32,349,000
             ===========

     Rent expense was $3,190,000, $3,122,000 and $3,456,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2007 and 2006, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                          Years ended December 31,
                                                    ------------------------------------
                                                       2007         2006         2005
                                                    ----------   ----------   ----------
                                                               (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                               $  761,664   $  761,259   $  758,346
   Capital contributions by Parent                     173,087          405        2,913
                                                    ----------   ----------   ----------
   Ending balances                                  $  934,751   $  761,664   $  761,259
                                                    ==========   ==========   ==========
RETAINED EARNINGS:
   Beginning balances                               $  992,179   $1,074,953   $  919,612
   Net income                                          130,593      197,226      181,903
   Dividends paid to Parent                                 --     (280,000)     (25,000)
   Adjustment for SICO compensation (See Note 12)           --           --       (1,562)
                                                    ----------   ----------   ----------
   Ending balances                                  $1,122,772   $  992,179   $1,074,953
                                                    ==========   ==========   ==========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS):
   Beginning balances                               $    3,017   $   14,074   $   72,575
   Unrealized depreciation of investments, net of
      reclassification adjustments (a)                (168,796)     (46,059)    (103,031)
   Foreign currency translation adjustment                 412        2,546       (2,071)
   Effect on deferred acquisition costs and other
      deferred expenses                                  3,997       26,500       15,100
   Income tax benefit                                   57,609        5,956       31,501
                                                    ----------   ----------   ----------
   Ending balances                                  $ (103,761)  $    3,017   $   14,074
                                                    ==========   ==========   ==========

(a) Includes reclassification adjustments for realized losses included in net income of $123,478,000, $567,000 and $10,436,000 in 2007, 2006 and 2005,
     respectively.

     Capital contributions in 2007 included $4,276,000 of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity, equity securities and securities lending invested collateral included in accumulated other comprehensive income (loss) are as follows:

                                                December 31,   December 31,
                                                    2007           2006
                                                ------------   ------------
                                                       (in thousands)
Gross unrealized gains                           $  48,710       $ 46,190
Gross unrealized losses                           (213,410)       (42,094)
Unrealized gain on foreign currency                  2,057          1,645
Adjustment to DAC and other deferred expenses        2,897         (1,100)
Deferred income taxes                               55,985         (1,624)
                                                 ---------       --------
Accumulated other comprehensive income (loss)    $(103,761)      $  3,017
                                                 =========       ========

     In April 2007, the Company received investments in partnerships, valued at $168,512,000, as capital contributions from the Parent.

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to the shareholder in the year 2008 without obtaining prior approval is $115,117,000.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $175,403,000, $147,384,000 and $171,505,000 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company's statutory capital and surplus totaled $1,154,680,000 and $788,854,000 at December 31, 2007 and 2006,
     respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years ended December 31,
                           ----------------------------
                             2007      2006      2005
                           -------   -------   --------
                                  (in thousands)
Current                    $22,881   $21,472   $(19,809)
Deferred                    (5,869)   34,754     90,547
                           -------   -------   --------
Total income tax expense   $17,012   $56,226   $ 70,738
                           =======   =======   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2007, 2006 and 2005. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                    Years ended December 31,
                                                 ------------------------------
                                                   2007       2006       2005
                                                 --------   --------   --------
                                                         (in thousands)
U.S. federal income tax at statutory rate        $ 51,662   $ 88,708   $ 88,424
Adjustments:
   State income taxes (net of federal benefit)      8,581      2,064      1,094
   Dividends received deduction                   (36,103)   (35,016)   (19,091)
   Tax credits                                     (6,538)    (4,064)    (1,233)
   Adjustment to prior year tax liability (a)      (2,659)    (2,068)        --
   Other, net                                       2,069      6,602      1,544
                                                 --------   --------   --------
   Total income tax expense                      $ 17,012   $ 56,226   $ 70,738
                                                 ========   ========   ========

(a) In 2007 and 2006, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

     At December 31, 2007, SACS had a New Jersey net operating loss carryforward of $94,100,000. This carryforward will expire from 2009 through 2014.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax liability are as follows:

                                                                       December 31,   December 31,
                                                                           2007           2006
                                                                       ------------   ------------
                                                                              (in thousands)
DEFERRED TAX ASSETS:
Investments                                                                19,852         21,579
Contract holder reserves                                                  149,675        123,361
Guaranty fund assessments                                                   3,298          3,309
Reserve for guaranteed benefits                                            26,499         26,332
Net operating loss carryforward                                                --          5,425
Capital loss carryforward - Federal                                            --         16,770
State income taxes and net operating loss                                   8,469          4,549
Net unrealized loss on debt and equity securities available for sale       55,985             --
Other assets                                                                2,681            374
                                                                         --------       --------
   Deferred tax assets                                                    266,459        201,699
Valuation allowance                                                        (6,636)        (3,475)
                                                                         --------       --------
   Net deferred tax asset                                                 259,823        198,224

DEFERRED TAX LIABILITIES:
Deferred acquisition costs and other deferred expenses                   $526,716       $535,600
State income taxes                                                            216             --
Net unrealized gain on debt and equity securities available for sale           --          1,624
Partnership income/loss                                                     9,715          6,376
Other liabilities                                                           2,577             --
                                                                         --------       --------
   Total deferred tax liabilities                                         539,224        543,600
Net deferred tax liability                                               $279,401       $345,376
                                                                         ========       ========

     The Company has concluded that it is more likely than not that certain deferred tax assets will not be fully realized. Accordingly, at December 31, 2007, the Company has a valuation allowance of $6,636,000. Other than the valuation allowance for certain deferred tax assets, the Company has concluded that the remaining deferred tax assets will be fully realized and no additional valuation allowance is necessary.

     In December 2007, AIGRS reached a settlement with the IRS in the United States Tax Court for tax years ended in September 30, 1993 and September 30, 1994. The terms of the settlement will be incorporated into the IRS examinations for tax years of AIGRS from September 30, 1995 through September 30, 1998, and for the Parent for tax year December 31, 1999. The statute of limitations for the years 1997 through 1999 expires on March 31, 2008. In January 2008, the Parent signed a settlement agreement with the IRS for examination of tax years 2000 through 2002. As a result of this settlement agreement, SAAMCo and SACS are due a refund in an amount still to be determined. Further, SAAMCo and SACS settled a New York City audit for tax years 1999 through 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The tax years that remain subject to examination in the United States tax jurisdiction are 1997 to 1999 and 2003 to 2006. The Company has recorded a receivable related to known taxing authority examination adjustments. The amount accrued as of December 31, 2007 and 2006, excluding interest, totaled $10,165,000 and $15,029,000, respectively.

     The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2007, there are no proposed adjustments that would result in a material change to the Company's financial position over the next twelve months.

     At January 1 and December 31, 2007, the Company had no unrecognized tax benefits.

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At January 1 and December 31, 2007, the Company had a receivable of $2,625,000 and $3,177,000, respectively, related to interest (net of federal tax). For the year ended December 31, 2007, the Company had recognized a benefit of $551,000 of interest (net of federal tax).

12.  RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $299,000, $405,000 and $1,351,000 in 2007, 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income. Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2007 and 2006.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2007 and 2006.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby the Company has immediate access of up to $500,000,000. On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2007 and 2006.

     On September 26, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby the Company has the right to borrow up to $500,000,000 from SAII. On December 19, 2001, the Company entered into a short-term financing arrangement with SAII, whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2007 and 2006.

     On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $925,000,000. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% of the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year terms. The commitment termination date is currently September 6, 2008 but may be extended by agreement of the parties. The Company receives annual facility fees, which are currently 0.025%. There was no outstanding balance under this agreement at December 31, 2007 and 2006.

     The Company pays commissions, including support fees to defray marketing and training costs, to seven affiliated broker dealers for distributing its annuity products and mutual funds. Commissions paid to these broker-dealers totaled $66,660,727, $65,243,000 and $63,862,000 for the years ended
     December 31, 2007, 2006 and 2005, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 16%, 18% and 20% of deposits in 2007, 2006 and 2005, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 22%, 25% and 27% of sales in 2007, 2006 and 2005, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2,315,000, $1,983,000 and $1,790,000 in 2007, 2006 and 2005, respectively, and are included in the Company's consolidated statement of income and comprehensive income.

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $16,576,000, $13,122,000 and $9,973,000 in 2007, 2006 and 2005, respectively, and are net of certain administrative costs incurred by VALIC of $4,736,000, $3,749,000 and $2,849,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $193,431,000, $170,589,000 and $153,180,000 for the years ended December
     31, 2007, 2006 and 2005, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $91,084,000, $81,987,000 and $71,533,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

     In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $506,000, $462,000 and $526,000 in 2007, 2006 and 2005, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,563,000, $2,997,000 and $3,326,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company incurred $2,141,000, $2,490,000 and $1,429,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended 2007, 2006 and 2005, respectively.

     In July 2007, the Company purchased a partnership from the Parent for cash equal to its fair value of $66,719,000.

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                               TABLE OF CONTENTS


   Report of Independent Auditors........................................ 2

   Statements of Admitted Assets......................................... 3

   Statements of Liabilities, Capital and Surplus........................ 4

   Statements of Income and Changes in Capital and Surplus............... 5

   Statements of Cash Flow............................................... 6

   Notes to Statutory Basis Financial Statements......................... 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 25, 2008

                        AMERICAN HOME ASSURANCE COMPANY

                         STATEMENTS OF ADMITTED ASSETS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                       2007        2006
-----------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2007 - $16,075,222; 2006 - $15,146,927).............. $15,843,721 $14,844,987
   Stocks:
       Common stocks, at NAIC market value adjusted for non admitted assets (cost: 2007 -
         $1,556,742; 2006 - $1,602,207)..............................................................   3,139,327   3,304,355
       Preferred stocks, primarily at NAIC market value (cost: 2007 - $613,732; 2006 - $577,109).....     613,732     587,471
   Other invested assets, primarily at equity (cost: 2007 - $1,458,240; 2006 - $1,171,367)...........   1,943,313   1,509,651
   Securities lending collateral.....................................................................     279,774     203,323
   Short-term investments, at amortized cost (approximates NAIC market value)........................     183,951     129,196
   Cash..............................................................................................     258,078     164,596
-----------------------------------------------------------------------------------------------------------------------------
          Total cash and invested assets.............................................................  22,261,896  20,743,579
-----------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued....................................................................     213,302     203,764
Agents' balances or uncollected premiums:
   Premiums in course of collection..................................................................     593,808     955,240
   Premiums and installments booked but deferred and not yet due.....................................     892,935     371,971
   Accrued retrospective premiums....................................................................   1,237,062   1,606,389
Amounts billed and receivable from high deductible policies..........................................     159,393      76,370
Reinsurance recoverable on loss payments.............................................................     600,573     488,243
Funds held by or deposited with reinsurers...........................................................      11,118      13,951
Deposit accounting assets............................................................................     751,468     809,537
Deposit accounting assets - funds held...............................................................      98,917      94,279
Federal and foreign income taxes recoverable from parent.............................................     143,717      63,569
Net deferred tax assets..............................................................................     382,578     421,900
Equities in underwriting pools and associations......................................................   1,211,817     858,614
Receivable from parent, subsidiaries and affiliates..................................................     115,695   1,484,555
Other admitted assets................................................................................     182,141     179,243
-----------------------------------------------------------------------------------------------------------------------------
          Total admitted assets...................................................................... $28,856,420 $28,371,204
=============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

----------------------------------------------------------------------------------------------
As of December 31,                                                       2007         2006
----------------------------------------------------------------------------------------------
                            Liabilities

Reserves for losses and loss adjustment expenses.................... $13,732,102  $12,754,581
Unearned premium reserves...........................................   4,475,413    4,518,443
Commissions, premium taxes, and other expenses payable..............     234,495      183,640
Reinsurance payable on paid loss and loss adjustment expenses.......     263,917      308,091
Funds held by company under reinsurance treaties....................     236,183      228,878
Provision for reinsurance...........................................     115,844      128,824
Ceded reinsurance premiums payable, net of ceding commissions.......     492,611      427,505
Retroactive reinsurance reserves - assumed..........................      30,486       23,242
Retroactive reinsurance reserves - ceded............................     (65,309)     (61,283)
Deposit accounting liabilities......................................     189,511      172,296
Deposit accounting liabilities - funds held.........................     695,928      703,508
Securities lending payable..........................................     304,398      203,323
Collateral deposit liability........................................     354,916      613,043
Payable to parent, subsidiaries and affiliates......................     152,184    1,547,586
Payable for securities..............................................       3,331      110,581
Other liabilities...................................................     343,453      297,093
----------------------------------------------------------------------------------------------
   Total liabilities................................................  21,559,463   22,159,351
----------------------------------------------------------------------------------------------
                        Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding..........................      25,426       25,426
Capital in excess of par value......................................   2,941,471    2,779,526
Unassigned surplus..................................................   4,280,727    3,357,054
Special surplus funds from retroactive reinsurance..................      49,333       49,847
----------------------------------------------------------------------------------------------
   Total capital and surplus........................................   7,296,957    6,211,853
----------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus.......................... $28,856,420  $28,371,204
==============================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                               2007        2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                                   Statements of Income
                                   --------------------

Underwriting income:
   Premiums earned......................................................................... $7,703,016  $7,700,011  $ 7,045,820
-------------------------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred.........................................................................  4,444,636   4,606,481    5,406,410
   Loss adjustment expenses incurred.......................................................    840,801     803,517    1,098,644
   Other underwriting expenses incurred....................................................  1,864,547   1,825,815    1,584,477
-------------------------------------------------------------------------------------------------------------------------------
Total underwriting deductions..............................................................  7,149,984   7,235,813    8,089,531
-------------------------------------------------------------------------------------------------------------------------------
Net underwriting income (loss).............................................................    553,032     464,198   (1,043,711)
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned............................................................  1,019,018     702,426      630,678
   Net realized capital gains (net of capital gains taxes: 2007 - $29,141; 2006 - $29,092;
     2005 - $20,492).......................................................................    117,037      61,624       38,055
-------------------------------------------------------------------------------------------------------------------------------
Net investment gain........................................................................  1,136,055     764,050      668,733
-------------------------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off......................................    (85,724)    (49,762)    (145,742)
Finance and Service Charges not Included in Premium........................................     16,449      14,287       16,400
Other gain, net of dividends to policyholders..............................................     76,290      49,691       75,547
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) after capital gains taxes and before federal income taxes....................  1,696,102   1,242,464     (428,773)
Federal income tax expense (benefit).......................................................    348,359     263,263     (243,047)
-------------------------------------------------------------------------------------------------------------------------------
       Net income (loss)................................................................... $1,347,743  $  979,201  $  (185,726)
===============================================================================================================================
                              Changes in Capital and Surplus
                              ------------------------------

Capital and surplus, as of December 31, previous year...................................... $6,211,853  $5,049,651  $ 3,339,340
   Adjustment to beginning surplus.........................................................    (56,532)     55,538     (211,984)
-------------------------------------------------------------------------------------------------------------------------------
   Capital and surplus, as of January 1,...................................................  6,155,321   5,105,189    3,127,356
-------------------------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income (loss).......................................................................  1,347,743     979,201     (185,726)
   Change in net unrealized capital gains (net of capital gains taxes: 2007 - $131,952;
     2006 - $121,173; 2005 - $13,354)......................................................   (103,183)    119,660      164,444
   Change in net deferred income tax.......................................................    (73,791)    (13,270)     112,728
   Change in non-admitted assets...........................................................    184,885     (80,352)    (322,775)
   Change in provision for reinsurance.....................................................     12,980      81,328      166,585
   Paid in capital and surplus.............................................................    161,945          --    2,076,780
   Cash dividends to stockholder...........................................................   (615,000)         --      (31,732)
   Other surplus adjustments...............................................................     (1,572)      1,268           --
   Foreign exchange translation............................................................    227,629      18,829      (58,009)
-------------------------------------------------------------------------------------------------------------------------------
       Total changes in capital and surplus................................................  1,141,636   1,106,664    1,922,295
-------------------------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31,.................................................... $7,296,957  $6,211,853  $ 5,049,651
===============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                            STATEMENTS OF CASH FLOW

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------
For the years ended December 31,                       2007         2006         2005
-----------------------------------------------------------------------------------------
              Cash From Operations
              --------------------

Premiums collected, net of reinsurance............ $ 7,948,658  $ 6,433,712  $ 7,096,647
Net investment income.............................   1,058,334      787,413      604,156
Miscellaneous income (expense)....................       7,137       75,317      (53,776)
-----------------------------------------------------------------------------------------
   Sub-total......................................   9,014,129    7,296,442    7,647,027
-----------------------------------------------------------------------------------------
Benefit and loss related payments.................   3,805,524    3,520,205    3,809,181
Commission and other expense paid.................   2,470,003    2,401,959    2,171,077
Dividends paid to policyholders...................         123        1,344          878
Change in federal and foreign income taxes........     330,784     (438,538)      (3,783)
-----------------------------------------------------------------------------------------
   Net cash provided from operations..............   2,407,695    1,811,472    1,669,674
-----------------------------------------------------------------------------------------
              Cash From Investments
              ---------------------

Proceeds from investments sold, matured, or repaid
   Bonds..........................................   4,926,616    5,231,792    4,129,223
   Stocks.........................................   3,450,014    3,211,715    2,795,546
   Other..........................................     269,849    1,646,730    3,042,793
-----------------------------------------------------------------------------------------
   Total proceeds from investments sold, matured,
     or repaid....................................   8,646,479   10,090,237    9,967,562
-----------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds..........................................   5,748,239   10,488,316    5,803,573
   Stocks.........................................   3,296,552    3,180,130    3,071,743
   Other..........................................     772,178      350,752    3,630,931
-----------------------------------------------------------------------------------------
   Total cost of investments acquired.............   9,816,969   14,019,198   12,506,247
-----------------------------------------------------------------------------------------
   Net cash (used in) investing activities........  (1,170,490)  (3,928,961)  (2,538,685)
-----------------------------------------------------------------------------------------
  Cash From Financing and Miscellaneous Sources

Capital and surplus paid-in.......................          --    1,326,780      750,000
Borrowed funds....................................     101,075           --           --
Dividends to stockholder..........................    (615,000)          --      (47,598)
Intercompany receivable and payable, net..........     (26,540)     342,735      195,946
Net deposit on deposit-type contracts and other
  insurance.......................................      71,282      262,411      285,727
Equities in underwriting pools and associations...    (360,841)    (184,691)    (190,476)
Collateral deposit liability......................    (258,127)     107,288       46,816
Other.............................................      (4,415)     438,392     (143,089)
-----------------------------------------------------------------------------------------
   Net cash provided from (used in) financing
     activities...................................  (1,092,296)   2,292,915      897,326
-----------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash........       3,328          338          718
   Net change in cash and short-term investments..     148,237      175,764       29,033
Cash and short-term investments:
   Beginning of year..............................     293,792      118,028       88,995
-----------------------------------------------------------------------------------------
   End of year.................................... $   442,029  $   293,792  $   118,028
=========================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
---------------------------------------------------------------------------
POLICIES
--------

A. Organization
   ------------

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., (AIGCIG), a Delaware corporation, formerly known as NHIG Holding Corp.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIGCIG, an indirect wholly-owned subsidiary of AIG. Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Summary of Significant Statutory Basis Accounting Policies
   ----------------------------------------------------------
   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

   ------------------------------------------------------------------------
   December 31,                             2007        2006        2005
   ------------------------------------------------------------------------
   Net income (loss), NY SAP............ $1,347,743  $  979,201  $ (185,726)
   State prescribed practices -
     (deduction):
      Non-tabular discounting...........    (21,301)    (21,866)    (31,431)
   ------------------------------------------------------------------------
   Net income (loss), NAIC SAP.......... $1,326,442  $  957,335  $ (217,157)
   ========================================================================
   Statutory surplus, NY SAP............ $7,296,957  $6,211,853  $5,049,651
   State prescribed practices -
     (charge):
      Non-tabular discounting...........   (255,772)   (234,471)   (212,605)
      Regulation 20 - other reinsurance
        credits.........................   (106,577)   (133,123)   (201,421)
      Regulation 20 - parental letters
        of credit.......................   (361,650)   (406,784)   (398,389)
      EDP equipment and software........         --          --     (93,881)
   ------------------------------------------------------------------------
   Total state prescribed practices.....   (723,999)   (774,378)   (906,296)
   ------------------------------------------------------------------------
   Statutory surplus, NAIC SAP.......... $6,572,958  $5,437,475  $4,143,355
   ========================================================================

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2007 and 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $30,616 and $131,697, respectively. In addition, the Superintendent has permitted the company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2007 and 2006 amounted to $266,864 and $251,881, respectively.

   In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business. Additionally, as part of the transaction, management (i) entered into several intercompany reinsurance agreements (both commutations and new contracts) with subsidiaries of AIG; and,
   (ii) intent to make capital contributions and distributions involving subsidiaries of AIG. Some of these transactions are still not fully executed. The proposed transactions are intended in aggregate to have minimal effect (i.e.: less than 1%) individually and in aggregate on the surplus of the National Union Pool Companies (See listing of companies in Note 5A).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   The results of the UK branch are reported through the Company's participation in American International Underwriters Overseas Association (AIUOA or the Association) (see Footnote 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, will record the effects described in the preceding paragraph of this transaction in its 2008 statutory financial statements.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2007 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:
   ----------------------------------------------------------------------------
   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:
   -----------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

Under NAIC SAP:
---------------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Significant Statutory Accounting Practices:
   -------------------------------------------

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2007 and 2006, the NAIC market value of the Company's mortgage-backed securities approximated $505,415 and $160,750, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

       by NAIC SAP. At December 31, 2007 and 2006, the average discount rate is approximately 20.95% and 20.1%, respectively. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

    . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2007 and 2006, no investment income due and accrued was determined to be uncollectible or non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2007 and 2006, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,237,062 and $1,606,389, respectively, net of non-admitted premium balances of $52,913 and $55,203, respectively.

   Net written premiums that were subject to retrospective rating features were as follows:

   -------------------------------------------------------------------------
   For the years ended December 31,               2007      2006      2005
   -------------------------------------------------------------------------
   Net written premiums subject to
     retrospectively rated premiums............ $811,018  $684,635  $510,615
   Percentage of total net written premiums....     10.6%      8.7%      7.1%
   -------------------------------------------------------------------------

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $2,014,235 and $1,676,681, as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's tabular discount amounted to $285,969 and $238,180, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,014,235 and $1,676,681 as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's non-tabular discount amounted to $255,772 and $234,471, respectively, all of which were applied against the Company's case reserves.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

                        American Home Assurance Company

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2007 and 2006, depreciation and amortization expense amounted to $24,539 and $21,036, and accumulated depreciation as of December 31, 2007 and 2006 amounted to $137,278 and $107,392, respectively.

   Reclassifications: Certain balances contained in the 2006 and 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2007, 2006 and 2005, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2006, 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $(56,532), $55,538 and $(211,984) as of January 1, 2007, 2006 and 2005, respectively.

Accounting Adjustments to 2006, 2005 and 2004 Statutory Basis Financial
-----------------------------------------------------------------------
Statements
----------

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The impact of these corrections on policyholder surplus as of January 1, 2007, 2006 and 2005 is as follows:

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2006..................................  $6,211,853
  Adjustments to beginning Capital and Surplus:
     Federal income taxes.......................................     (79,156)
     Goodwill...................................................       2,146
     Asset admissibility........................................       5,841
     Expense recognition........................................      14,637
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....     (56,532)
  ----------------------------------------------------------------------------
  Balance at January 1, 2007, as adjusted.......................  $6,155,321
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2005..................................  $5,049,651
  Adjustments to beginning Capital and Surplus:
     Asset admissibility........................................      (3,482)
     Foreign translation adjustment.............................     102,290
     Federal income taxes.......................................     (43,270)
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....      55,538
  ----------------------------------------------------------------------------
  Balance at January 1, 2006, as adjusted.......................  $5,105,189
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2004, as amended......................  $3,339,340
  Adjustments to beginning Capital and Surplus:
     Asset realization..........................................    (229,448)
     Revenue recognition........................................     (65,075)
     Federal income taxes.......................................      82,539
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....    (211,984)
  ----------------------------------------------------------------------------
  Balance at January 1, 2005, as adjusted.......................  $3,127,356
  ============================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Asset realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see
Note 9).

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2007 and 2006.

                                                2007                    2006
--------------------------------------------------------------------------------------
                                        Carrying   Statutory    Carrying   Statutory
                                         Amount    Fair Value    Amount    Fair Value
--------------------------------------------------------------------------------------
Assets:
   Bonds.............................. $15,843,721 $16,075,222 $14,844,987 $15,146,927
   Common stocks......................   3,139,327   3,529,455   3,304,355   3,684,898
   Preferred stocks...................     613,732     610,622     587,471     588,334
   Other invested assets..............   1,943,313   1,943,313   1,509,651   1,509,651
   Securities lending collateral......     279,774     279,774     203,323     203,323
   Cash and short-term investments....     442,029     442,029     293,792     293,792
   Equities in underwriting pools and
     associations.....................   1,211,817   1,211,817     858,614     858,614
Liabilities:
   Securities lending payable......... $   304,398 $   304,398 $   203,323 $   203,323
   Collateral deposit liability.......     354,916     354,916     613,043     613,043
   Payable for securities.............       3,331       3,331     110,581     110,581
--------------------------------------------------------------------------------------

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

    . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*.

    . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

    . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

    . The carrying value of all other financial instruments approximates fair value.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2007 and 2006 are outlined in the table below:

------------------------------------------------------------------------------------------------
                                                                 Gross      Gross       NAIC
                                                    Amortized  Unrealized Unrealized   Market
                                                      Cost       Gains      Losses     Value*
------------------------------------------------------------------------------------------------
As of December 31, 2007
   U.S. governments............................... $   331,397  $  9,847   $   114   $   341,130
   All other governments..........................     843,820    13,464       248       857,036
   States, territories and possessions............   2,729,603    53,167     2,240     2,780,530
   Political subdivisions of states, territories
     and possessions..............................   3,320,639    66,000     1,435     3,385,204
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   6,935,227   118,715    23,268     7,030,674
   Public utilities...............................      79,320       948        66        80,202
   Industrial and miscellaneous...................   1,603,715     7,578    10,847     1,600,446
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2007....... $15,843,721  $269,719   $38,218   $16,075,222
================================================================================================
As of December 31, 2006
   U.S. governments............................... $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments..........................   1,195,804     5,207     3,017     1,197,994
   States, territories and possessions............   2,320,995    45,984       928     2,366,051
   Political subdivisions of states, territories
     and possessions..............................   3,319,677    79,061       796     3,397,942
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   7,052,116   172,223     1,204     7,223,135
   Public utilities...............................      45,542       186       460        45,268
   Industrial and miscellaneous...................     579,034    10,772     4,345       585,461
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2006....... $14,844,987  $315,261   $13,321   $15,146,927
================================================================================================

As of December 31, 2007 and 2006, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $16,278,092 and $15,167,455, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of bonds at December 31, 2007, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------
                                           Amortized  NAIC Market
                                             Cost       Value*
-----------------------------------------------------------------
   Due in one year or less............... $   810,320 $   811,360
   Due after one year through five years.     805,676     812,394
   Due after five years through ten
     years...............................   2,730,632   2,780,088
   Due after ten years...................  10,990,744  11,165,965
   Mortgaged-backed securities...........     506,349     505,415
-----------------------------------------------------------------
   Total bonds........................... $15,843,721 $16,075,222
=================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,         2007                  2006                  2005
--------------------------------------------------------------------------------------------------
                                              Equity                Equity                Equity
                                   Bonds    Securities   Bonds    Securities   Bonds    Securities
--------------------------------------------------------------------------------------------------
     Proceeds from sales........ $4,142,868 $2,980,634 $4,370,165 $3,151,915 $3,278,300 $2,703,032
     Gross realized gains.......     83,609    191,600      6,407    222,465     31,404    132,690
     Gross realized losses......     17,451    151,981     21,502    105,248     17,304     91,050
--------------------------------------------------------------------------------------------------

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The cost or amortized cost and NAIC market value* of the Company's common and preferred stocks as of December 31, 2007 and 2006 are set forth in the table below:

                                              December 31, 2007
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
-------------
   Affiliated....... $  498,958 $1,447,794  $138,650  $1,808,102    $2,310    $1,805,792
   Non-affiliated...  1,057,784    331,241    55,490   1,333,535        --     1,333,535
----------------------------------------------------------------------------------------
       Total........ $1,556,742 $1,779,035  $194,140  $3,141,637    $2,310    $3,139,327
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $     --  $       --    $   --    $       --
   Non-affiliated...    613,732         --     3,110     610,622        --       613,732
----------------------------------------------------------------------------------------
       Total........ $  613,732 $       --  $  3,110  $  610,622    $   --    $  613,732
========================================================================================

                                              December 31, 2006
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated....... $  610,842 $1,517,992  $60,010   $2,068,824     $--      $2,068,824
   Non-affiliated...    991,365    266,605   22,439    1,235,531      --       1,235,531
----------------------------------------------------------------------------------------
       Total........ $1,602,207 $1,784,597  $82,449   $3,304,355     $--      $3,304,355
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $    --   $       --     $--      $       --
   Non-affiliated...    577,109     11,225       --      588,334      --         587,471
----------------------------------------------------------------------------------------
       Total........ $  577,109 $   11,225  $    --   $  588,334     $--      $  587,471
========================================================================================

As of December 31, 2007 and 2006, the Company held derivative investments of $(289) and $0, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2007 and 2006 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
------------------------------------------------------------------------------------------------------------------------
                                                        Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
Description of Securities                               Value      Losses    Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments................................. $   12,878  $    98   $    406    $     16   $   13,284  $    114
   All other governments.............................     13,210      151     24,004          97       37,214       248
   States, territories and possessions...............    191,194    1,574     57,650         666      248,844     2,240
   Political subdivisions of states, territories and
     possessions.....................................    241,561    1,435         69          --      241,630     1,435
   Special revenue...................................  1,313,469   23,258      4,269          10    1,317,738    23,268
   Public utilities..................................      1,786        1     11,762          65       13,548        66
   Industrial and miscellaneous......................    719,728   10,065     99,735         782      819,463    10,847
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  2,493,826   36,582    197,895       1,636    2,691,721    38,218
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................      9,991    2,813    110,276     135,837      120,267   138,650
   Non-affiliated....................................    426,898   55,490         --          --      426,898    55,490
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    436,889   58,303    110,276     135,837      547,165   194,140
------------------------------------------------------------------------------------------------------------------------
   Preferred Stock...................................     15,904    3,110         --          --       15,904     3,110
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    452,793   61,413    110,276     135,837      563,069   197,250
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $2,946,619  $97,995   $308,171    $137,473   $3,254,790  $235,468
========================================================================================================================
As of December 31, 2006:
------------------------
   U. S. governments................................. $  101,082  $   767   $ 73,937    $  1,804   $  175,019  $  2,571
   All other governments.............................    683,798    1,753     57,405       1,264      741,203     3,017
   States, territories and possessions...............    135,854      161     64,833         767      200,687       928
   Political subdivisions of states, territories and
     possessions.....................................     80,117      277     35,991         519      116,108       796
   Special revenue...................................    289,115      808     39,210         396      328,325     1,204
   Public utilities..................................      1,236       14     18,342         446       19,578       460
   Industrial and miscellaneous......................     68,790      458    108,020       3,887      176,810     4,345
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  1,359,992    4,238    397,738       9,083    1,757,730    13,321
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................     51,933   11,938    192,596      48,072      244,529    60,010
   Non-affiliated....................................    137,829   17,626     90,656       4,813      228,485    22,439
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $1,549,754  $33,802   $680,990    $ 61,968   $2,230,744  $ 95,770
========================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events; or

As of December 31, 2007, the Company has both the ability and intent to hold these investments to recovery.

The Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $16,271, $17,934 and $972 during 2007, 2006 and 2005, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $14,097, $776 and $2,542 in 2007, 2006 and 2005, respectively.

During 2007, 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2007    2006   2005
    ------------------------------------------------------------------------
    JC Flowers........................................ $ 6,017 $   -- $   --
    Electra European Fund ll..........................   2,619     --     --
    ATV VI............................................   1,604     --     --
    TH Lee Putnam.....................................   1,000     --     --
    Morgan Stanley III................................   1,032     --  1,684
    Gresham Global Investment Fund ll K4..............      --  2,559     --
    Items less than $1.0 million......................   1,820  1,051     11
    ------------------------------------------------------------------------
       Total.......................................... $14,092 $3,610 $1,695
    ========================================================================

As of December 31, 2007 and 2006, securities with a market value of $298,033 and $199,380, respectively, were on loan. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The affiliated lending agent monitors the daily fair value of securities lent with respect to the collateral value and obtains additional collateral as necessary to ensure that collateral is maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities lent. The collateral is held by the lending agent for the benefit of the Company and is not available for the general use of the Company (restricted). Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


responsibility for the investment and control of such collateral. The securities lending transactions are accounted for as secured borrowings as required by SSAP No. 91. The decline in the fair value of the investments in the securities lending collateral account has been reported as a non-admitted asset in the financial statements presented herein.

In response to the lack of liquidity for certain investments in the current market environment, new securities lending collateral cash flow is being directed into short-term investments, and the level of liquidity in the securities lending collateral program has been increased significantly by repositioning to short-term investments (predominantly overnight commercial paper and time deposits). This repositioning resulted in the sale of certain long-term investments, primarily mortgage-backed bonds, in the third quarter of 2007, which generated the pretax realized losses. While these mortgage-backed bonds generally continued to be performing and highly rated, their liquidity and fair value was adversely affected by recent events in the mortgage-backed securities market. The Company's ultimate parent, AIG, deposited funds in the collateral custodial account equal to the pretax realized losses due to sales incurred between August 1 and December 31, 2007, and the Company recorded their allocated portion of such funds as capital contributions totaling $1,945. AIG has agreed to make additional contributions up to an aggregate limit of $500,000 to offset losses incurred by its insurance subsidiaries from securities lending collateral investments. Management expects that the higher level of liquidity currently maintained in the collateral will allow the Company to hold investments that are currently in an unrealized loss position until they can reasonably be expected to recover their value.

Securities carried at an amortized cost of $2,973,267 and $2,565,608 were deposited with regulatory authorities as required by law as of December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, included in Net Investment Income Earned were investment expenses of $9,607, $7,329 and $7,139, respectively and interest expense of $99,036, $98,741 and $77,243, respectively.

The Company reported hybrid securities totaling $127,153 and $140,662 as of December 31, 2007 and 2006, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2007, 2006 and 2005 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2007         2006         2005
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year.... $12,754,581  $11,620,078  $ 9,357,799
Adjustments for prior period corrections..........          --           --     (165,738)
Incurred losses and LAE related to:
   Current accident year..........................   5,366,376    5,343,020    5,111,414
   Prior accident years...........................     (80,939)      66,978    1,393,640
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE..............   5,285,437    5,409,998    6,505,054
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year..........................  (1,436,644)  (1,265,788)  (1,284,778)
   Prior accident years...........................  (2,871,272)  (3,009,707)  (2,792,259)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE..................  (4,307,916)  (4,275,495)  (4,077,037)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31,... $13,732,102  $12,754,581  $11,620,078
=========================================================================================

Estimated ultimate incurred losses and LAE attributable to insured events of prior years (decreased) increased by $(80,939), $66,978 and $1,393,640 during 2007, 2006 and 2005, respectively. For 2007, the Company experienced favorable loss and LAE reserve development primarily related to accident years 2004 through 2006, partially offset by adverse developments from accident years 2003 and prior. The favorable developments for accident year 2004 through 2006 were spread across many classes of business, primarily related to directors and officers' liability and related management liability classes of business. The adverse developments from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006 and 2005, the Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors and officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $199,953, $198,524 and $188,050, respectively.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,987,568, $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A. National Union Inter-company Pooling Agreement
   ----------------------------------------------

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------------------
                                                                             NAIC Co. Participation
Member Company                                                                 Code      Percent
---------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA.....................  19445       38.0%
American Home Assurance Company.............................................  19380       36.0%
Commerce and Industry Insurance Company (C&I)...............................  19410       10.0%
New Hampshire Insurance Company (NHIC)......................................  23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP)...................  19429        5.0%
AIG Casualty Company (formerly known as Birmingham Fire Insurance Company of
  Pennsylvania) (AIG Casualty)..............................................  19402        5.0%
AIU Insurance Company (AIUI)................................................  19399        1.0%
American International South Insurance Company..............................  40258        0.0%
Granite State Insurance Company.............................................  23809        0.0%
Illinois National Insurance Company.........................................  23817        0.0%
===================================================================================================

   American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

   Effective January 1, 2008 AIUI will cease to be a member of the Commercial Pool. Cessions from AIUI to the Commercial Pool will be run off and AIUI's 1% participation will be retroactively reduced to zero. The pooling participation of C&I will be retroactively increased to 11%.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. American International Underwriters Overseas Association Pooling Arrangement
   ----------------------------------------------------------------------------

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

 ------------------------------------------------------------------------------
                                                         NAIC Co. Participation
 Member Company                                            Code      Percent
 ------------------------------------------------------------------------------
 American International Underwriters Overseas, Limited..     --       67.0%
 New Hampshire Insurance Company........................  23841       12.0%
 National Union Fire Insurance Company of Pittsburgh, PA  19445       11.0%
 American Home Assurance Company........................  19380       10.0%
 ==============================================================================

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and
   (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2007 and 2006, the Company's interest in the AIUOA amounted to $1,211,817 and $858,614, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   ------------------------------------------------------------------------
   As of December 31,                                      2007      2006
   ------------------------------------------------------------------------
   Loss and LAE reserves..............................   $876,280  $778,277
   Unearned premium reserves..........................   $355,239  $337,926
   Funds held.........................................   $ 23,885  $ 17,712
   Ceded balances payable.............................   $103,406         +
   Reinsurance recoverable............................   $(39,825)        +
   Retroactive reinsurance............................   $   (967)        +
   ========================================================================

--------
+ Beginning December 31, 2007, the Company increased the accounts recorded in connection with AIUOA to facilitate the detailed reporting in Schedule F.

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2007 and 2006, the Company's interest in AIG Europe S.A. amounted to $29,541 and $32,575, respectively.

C. Guarantee Arrangements
   ----------------------

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The guarantees that were in effect as of December 31, 2007 are included in the table below:

-----------------------------------------------------------------------------------------------------------------------------
                                                                 Date    Policyholder's   Invested   Estimated Policyholder's
Guaranteed Company                                              Issued    Obligations      Assets      Loss       Surplus
-----------------------------------------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc......................        11/05/97   $     96,532  $    135,374   $  --     $    64,747
American International Insurance Company...............        11/05/97        339,348       607,588      --         367,164
AIG Mexico Seguros Interamericana, S.A. de C.V.........        12/15/97        146,257        89,058      --          93,151**
American International Insurance Company of
  California, Inc......................................        12/15/97        299,821        46,504      --          23,448
American International Insurance Company of New
  Jersey...............................................        12/15/97        102,911        45,221      --          30,214
AIG Advantage Insurance Company (formerly Minnesota
  Ins. Co.)............................................        12/15/97         38,748        48,482      --          22,398
Landmark Insurance Company, Ltd. (UK).................. (++) * 03/02/98        249,656     1,003,935      --       3,278,309
AIG Europe S.A.........................................        03/02/98      3,140,742     1,788,335      --       1,207,946**
AIG Edison Life Insurance Company......................        09/15/98     20,585,832    21,803,000      --       2,253,372
AIG SunAmerica Life Assurance Company.................. (+) *  01/04/99      3,976,384     4,815,099      --       1,154,680
First SunAmerica Life Insurance Company................     *  01/04/99      5,217,065     5,587,285      --         503,904
SunAmerica Life Insurance Company...................... (+) *  01/04/99     27,608,239    38,660,176      --       4,721,343
AIG Europe (Netherlands) N.V...........................        11/01/02        925,381       218,192      --         165,744**
American General Life Insurance Company................  (+)   03/03/03     30,797,466    29,036,959      --       3,206,772
American General Life and Accident Insurance
  Company..............................................        03/03/03      7,891,174     8,817,084      --         546,887
The United States Life Insurance Company of the City of
  NY...................................................        03/03/03      4,326,164     4,954,397      --         510,596
The Variable Annuity Life Insurance Company............  (+)   03/03/03     29,260,035    33,967,669      --       3,631,737
AIG Czech Republic Posjistovna, A.S....................        03/03/03              5            --      --          30,860**
Lloyd's Syndicate 1414.................................            (+++)       454,396       898,412      --         203,632**
-----------------------------------------------------------------------------------------------------------------------------
Total guarantees.......................................                   $135,456,156  $152,522,770   $  --     $22,016,904
=============================================================================================================================

--------
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on 12/15/04 and 1/20/05 were terminated on 10/31/07.
    Guarantee issued on 11/1/02 is still in effect.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


D. Investments in Affiliates

   As of December 31, 2007 and 2006, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2007 balance is net of $2,310 of non-admitted balances.

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost    December 31,   Change in Equity
Affiliated Common Stock Investments     Percent     2007            2007             2007
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   64,747        $  (4,865)
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         245,157         (155,861)
American International Realty
  Corporation.........................   31.47%     37,771          50,423            6,379
Eastgreen, Inc........................   13.42%     12,804           9,991           (4,231)
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445              --           (2,816)(a)
AIG Mexico Industrial, L.L.C..........   49.00%      8,725           8,959            6,517
American International Life Assurance
  Company.............................    0.00%         --              --         (157,619)
American International Insurance
  Company.............................   25.00%     25,000          91,791            2,334
AIG Claim Service, Inc................    0.00%         --              --          (46,675)
Transatlantic Holdings, Inc...........   33.34%     34,068       1,226,758          178,435
21st Century Insurance Group..........   16.30%    240,668         107,966          (84,630)
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $498,958      $1,805,792        $(263,032)
===============================================================================================

--------
(a)  Balance not admitted

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost   December 31,    Change in Equity
Affiliated Common Stock Investments     Percent     2006           2006              2006
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   69,612         $  9,783
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         401,018           69,103
American International Realty
  Corporation.........................   31.47%     29,581          44,044           18,696
Eastgreen, Inc........................   13.42%     12,804          14,222              287
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445           2,816          (18,531)
AIG Mexico Industrial, L.L.C..........   49.00%      9,463           2,442            1,425
American International Life Assurance
  Company.............................   22.48%     70,387         157,619            1,090
American International Insurance
  Company.............................   25.00%     25,000          89,457           13,559
AIG Claim Service, Inc................   50.00%     48,962          46,675          (12,204)
Transatlantic Holdings, Inc...........   33.34%     34,055       1,048,323          (86,094)
21st Century Insurance Group..........   16.65%    240,668         192,596           16,041
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $610,842      $2,068,824         $ 13,155
===============================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The remaining equity interest in these investments, except for Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

   The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2007 and 2006, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,368,930 and $1,032,694, respectively.

   During 2007, the Company realized gains of $130,801 from the sale of American International Life Assurance Company and AIG Domestic Claims.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2007 and 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2007 and 2006 and all capital contributions and dividends.

---------------------------------------------------------------------------------------------------
                                                   Assets Received by      Assets Transferred by
                                                       the Company              the Company
---------------------------------------------------------------------------------------------------
  Date of       Explanation of        Name of     Statement
Transaction      Transaction         Affiliate      Value   Description Statement Value Description
---------------------------------------------------------------------------------------------------
 03/19/07         Bond sale             NHIC      $ 28,555     Cash        $ 28,555        Bond
 03/19/07         Bond sale         AIG Casualty    67,801     Cash          67,801        Bond
 03/19/07         Bond sale             C&I         36,452     Cash          36,452        Bond
 03/19/07         Bond sale             ISOP        59,458     Cash          58,121        Bond
 03/19/07         Bond sale          Lexington     139,013     Cash         137,416        Bond
 03/23/07         Bond sale          AIG Excess     25,556     Cash          24,981        Bond
 03/30/07          Dividend            AIGCIG           --      --          500,000        Cash
 05/31/07          Dividend            AIGCIG           --      --           75,000        Cash
 12/03/07          Dividend            AIGCIG           --      --           40,000        Cash
 08/30/07   Purchase of investment     AIGSL       136,735     Bonds        138,478        Cash
 12/17/07   Sale of investment (1)      AIG        191,000     Cash         191,000     Investment
 12/17/07   Sale of investment (2) National Union   59,000     Cash          59,000     Investment
 10/24/07    Capital contribution      AIGCIG        1,840    In kind            --         --
 12/31/07    Capital contribution      AIGCIG          105    In kind            --         --
 12/31/07    Capital contribution       AIG        160,000    In kind            --         --

--------
(1)  Sale of American International Life Assurance Company to AIG
(2)  Sale of AIG Domestic Claims to National Union
AIGSL: AIG Security Lending

------------------------------------------------------------------------------------------
                                          Assets Received by      Assets Transferred by
                                             the Company               the Company
------------------------------------------------------------------------------------------
  Date of    Explanation of    Name of  Statement
Transaction   Transaction     Affiliate   Value    Description Statement Value Description
------------------------------------------------------------------------------------------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash           $--           n/a
06/29/2006  Loan Satisfaction  AIRCO    $  239,966    Cash           $--           n/a
------------------------------------------------------------------------------------------

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2007, 2006 and 2005 are outlined in the table below:

   ---------------------------------------------------------------------------
   For the years ended December 31,                  2007     2006     2005
   ---------------------------------------------------------------------------
   AIG Technology, Inc............................ $ 28,562 $ 24,562 $ 24,421
   AIG Global Investment Corp.....................    7,273    6,047    3,668
   AIG Domestic Claims, Inc.......................  109,925  117,231  117,437
   ---------------------------------------------------------------------------
   Total.......................................... $145,760 $147,840 $145,526
   ===========================================================================

   As of December 31, 2007 and 2006, short-term investments included amounts invested in the AIG Managed Money Market Fund of $126,534 and $100,915, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2007 and 2006 amounted to $143,717 and $63,569, respectively.

   During 2007 and 2005, the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

     ---------------------------------------------------------------------
     As of December 31,                               2007   2006   2005
     ---------------------------------------------------------------------
     Accounts receivable sold....................... $53,865 $--  $191,606
     Losses recorded................................   1,605  --     3,436
     ---------------------------------------------------------------------

   There were no premium receivable sales in 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   As of December 31, 2007 and 2006, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

     ----------------------------------------------------------------------
     As of December 31,                                   2007      2006
     ----------------------------------------------------------------------
     Balances with pool member companies............... $ 48,873 $1,449,305
     Balances less than 0.5% of admitted assets........  103,311     98,281
     ----------------------------------------------------------------------
     Payable to parent, subsidiaries and affiliates.... $152,184 $1,547,586
     ======================================================================
     Balances with pool member companies............... $113,001 $1,434,952
     Balances less than 0.5% of admitted assets........    2,694     49,603
     ----------------------------------------------------------------------
     Receivable from parent, subsidiaries and
       affiliates...................................... $115,695 $1,484,555
     ======================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. On March 31, 2006 the insured entered into a receivable sale agreement with A.I. Credit Corporation. (a wholly owned AIG subsidiary) to purchase the insured's March 2006 to March 2010 receivables of $117,000 for $100,000. On June 8, 2008 the insured entered into a further receivable sale agreement with A.I. Credit Corporation to purchase the insured's June 2010 to March 2013 receivables of $130,000 for $97,321.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,          2007                    2006                     2005
---------------------------------------------------------------------------------------------------------
                                   Written     Earned      Written     Earned      Written      Earned
---------------------------------------------------------------------------------------------------------
 Direct premiums................ $ 6,744,997 $ 7,388,935 $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
 Reinsurance premiums assumed:
    Affiliates..................  11,006,993  11,024,337  11,336,822  11,001,341  11,104,687  11,235,985
    Non-affiliates..............     173,756     107,304      48,750     243,681      23,903    (176,461)
---------------------------------------------------------------------------------------------------------
        Gross premiums..........  17,925,746  18,520,576  18,900,079  18,425,282  17,651,509  17,278,785
---------------------------------------------------------------------------------------------------------
 Reinsurance premiums ceded:
    Affiliates..................   9,049,872   9,598,801   9,833,954   9,534,749   9,252,497   9,022,390
    Non-affiliates..............   1,215,889   1,218,759   1,182,156   1,190,522   1,247,759   1,210,575
---------------------------------------------------------------------------------------------------------
        Net premiums............ $ 7,659,985 $ 7,703,016 $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
=========================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2007 and 2006 with the return of the unearned premium reserve is as follows:

                      Assumed Reinsurance    Ceded Reinsurance            Net
---------------------------------------------------------------------------------------
                      Unearned              Unearned              Unearned
                      Premium   Commission  Premium   Commission  Premium    Commission
                      Reserves    Equity    Reserves    Equity    Reserves     Equity
--------------------------------------------------------------------------------------
December 31, 2007
   Affiliates....... $5,562,341  $646,155  $3,295,177  $372,259  $2,267,164   $273,896
   Non-affiliates...     78,003     9,061     493,629    55,766    (415,626)   (46,705)
--------------------------------------------------------------------------------------
   Totals........... $5,640,344  $655,216  $3,788,806  $428,025  $1,851,538   $227,191
======================================================================================
December 31, 2006
   Affiliates....... $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates...     11,551     1,399     496,499    54,641    (484,948)   (53,242)
--------------------------------------------------------------------------------------
   Totals........... $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
======================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

    -----------------------------------------------------------------------
                                         Unearned  Paid Losses Reserves for
                                         Premium       and      Losses and
                                         Reserves      LAE         LAE
    -----------------------------------------------------------------------
    December 31, 2007
       Affiliates...................... $3,295,177  $195,333   $15,139,495
       Non-affiliates..................    493,629   405,240     2,668,848
    -----------------------------------------------------------------------
       Total........................... $3,788,806  $600,573   $17,808,343
    =======================================================================
    December 31, 2006
       Affiliates...................... $3,844,106  $ 82,387   $14,899,524
       Non-affiliates..................    496,499   405,856     2,873,315
    -----------------------------------------------------------------------
       Total........................... $4,340,605  $488,243   $17,772,839
    =======================================================================

The Company's unsecured reinsurance recoverables as of December 31, 2007 in excess of 3.0% of its capital and surplus is set forth in the table below:

  ---------------------------------------------------------------------------
                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------------------------------------------------------------------------
  Affilliates:
     National Union Pool................................          $15,376,524
     American International Underwriters Overseas, Ltd..     --       422,355
     American International Insurance Company...........  32220       395,324
     Transatlantic Reinsurance Company..................  19453       275,284
     New Hampshire Indemnity Company....................  23833       165,096
     AIG Global Trade and Political Risk Insurance Co...  10651       149,420
     American International Life Assurance Co. NY (US)..  60607        25,395
     United Guaranty Insurance Company..................  11715        11,406
     Hartford Steam Boiler Inspection and Insurance Co..  11452         9,316
     Audubon Insurance Company..........................  19933         6,563
     AIG Excess Liability Insurance Company, Ltd........  10932         2,629
     Ascot Syndicate Lloyds 1414........................     --         1,520
     AIUOA..............................................     --         1,314
     AIG General Ins Co (Thailand) (F/Universal)........     --         1,271
     Other affiliates below $1.0 million................     --         4,537
  ---------------------------------------------------------------------------
         Total affiliates...............................          $16,847,954
  ---------------------------------------------------------------------------
     Swiss Re Group.....................................     --       248,811
  ---------------------------------------------------------------------------
         Total non affiliates...........................              248,811
  ---------------------------------------------------------------------------
     Total affiliates and non affiliates................          $17,096,765
  ===========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company reported in its Statements of Income $144, $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0, $0 and $(1,710), respectively, less losses incurred of $144, $12,318 and $41,431, respectively, as a result of commutations with the following reinsurers:

    -----------------------------------------------------------------------
    Company                                            2007  2006    2005
    -----------------------------------------------------------------------
    Trenwick America.................................. $ -- $ 8,280 $    --
    Alea Group........................................   --   2,432      --
    SCOR Reinsurance Company..........................   --      --  42,442
    Other reinsurers below $1 million.................  144   1,606     699
    Total............................................. $144 $12,318 $43,141
    =======================================================================

As of December 31, 2007 and 2006, the Company had reinsurance recoverables on paid losses in dispute of $81,670 and $78,472, respectively.

During 2007, 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $13,734, $30,849 and $65,282, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2007 and 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

  ---------------------------------------------------------------------------
                                            2007                 2006
  ---------------------------------------------------------------------------
                                     Assumed     Ceded    Assumed     Ceded
  ---------------------------------------------------------------------------
  Reserves transferred:

     Initial reserves.............. $ 216,347  $453,727  $ 216,347  $453,727
     Adjustments--prior year(s)....  (173,698)  (25,147)  (171,243)  (33,563)
     Adjustments--current year.....    15,598    16,474     (2,455)    8,416
  ---------------------------------------------------------------------------
     Balance as of December 31,....    58,247   445,054     42,649   428,580
  ---------------------------------------------------------------------------

  Paid losses recovered:

     Prior year(s).................    19,407   367,297     12,212   355,120
     Current year..................     8,354    12,448      7,195    12,177
  --------------------------------------------------------------------------
     Total recovered as of
       December 31,................    27,761   379,745     19,407   367,297
  --------------------------------------------------------------------------
     Carried reserves as of
       December 31,................ $  30,486  $ 65,309  $  23,242  $ 61,283
  ==========================================================================
  Consideration paid or received:

     Initial reserves.............. $ 201,597  $276,437  $ 201,597  $276,437
     Adjustments--prior year(s)....  (180,015)  (14,331)  (180,000)  (18,869)
     Adjustments--current year.....       133       431        (15)    4,538
  --------------------------------------------------------------------------
     Total paid as of December 31,. $  21,715  $262,537  $  21,582  $262,106
  ==========================================================================

                                     Assumed     Ceded    Assumed     Ceded
  --------------------------------------------------------------------------
  Special surplus from
    retroactive reinsurance:

     Initial surplus gain or loss
       realized.................... $      --  $ 47,559  $      --  $ 47,559
     Adjustments--prior year(s)....        --     2,289         --    20,548
     Adjustments--current year.....        --      (515)        --   (18,260)
  --------------------------------------------------------------------------
     Balance as of December 31,
       2007........................ $      --  $ 49,333  $      --  $ 49,847
  ==========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2007, is set forth in the table below:

                                                        2007            2006
----------------------------------------------------------------------------------
Reinsurer                                          Assumed  Ceded  Assumed  Ceded
----------------------------------------------------------------------------------
   American International Reins. Co............... $    -- $44,140         $45,664
   American International Specialty Lines
     Insurance Company............................  26,275      --  17,247
   AXA Corporate Solutions........................      --   1,354
   Commerce and Industry Insurance Company of
     Canada.......................................   4,174      --   5,930
   Lyndon Property Ins. Company...................      --   1,142           1,780
   PEG Reinsurance Co.............................      --  13,978           8,830
   All other reinsurers less than $1.0 million....      37   4,695      65   5,009
----------------------------------------------------------------------------------
   Total.......................................... $30,486 $65,309 $23,242 $61,283
==================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the Company's deposit assets and liabilities were comprised of the following:

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct........................................................ $     --  $ 95,122    $    --    $     --
   Assumed.......................................................       --    94,389     98,917          --
   Ceded.........................................................  751,468        --         --     695,928
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $751,468  $189,511    $98,917    $695,928
=============================================================================================================

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2006:
   Direct........................................................ $     --  $ 77,954    $    --    $     --
   Assumed.......................................................       --    94,342     94,279          --
   Ceded.........................................................  809,537        --         --     703,508
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $809,537  $172,296    $94,279    $703,508
=============================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2007 and 2006 is set forth in the table below:

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                   Deposit     Deposit    Deposit      Deposit
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 809,537   $172,296   $1,336,343  $  486,910
   Deposit activity, including loss recoveries...................  (106,254)    17,935     (654,672)   (343,610)
   Interest income or expense, net of amortization of margin.....    39,148       (720)     113,438      28,996
   Non-admitted asset portion....................................     9,037         --       14,428          --
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $ 751,468   $189,511   $  809,537  $  172,296
================================================================================================================

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                  Funds Held Funds Held  Funds Held  Funds Held
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1............................................. $  94,279   $703,508   $  432,987  $1,006,426
   Contributions.................................................     4,664      1,016           --      60,915
   Withdrawals...................................................       (26)   (54,096)    (355,065)   (422,715)
   Interest......................................................        --     45,500       16,357      58,882
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $  98,917   $695,928   $   94,279  $  703,508
================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $611,039 and $630,370, respectively.

During 2007 and 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and $406,719, respectively, and funds held on deposit accounting liability of $1,347 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets-$97,009, funds held on deposit accounting-$332,073, deposit accounting liability-$314,735 and funds held on deposit accounting liability-$82,054.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2007 and 2006, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2007 and 2006 are as follows:

   ------------------------------------------------------------------------
   As of December 31,                                    2007        2006
   ------------------------------------------------------------------------
   Gross deferred tax assets......................... $1,205,925  $1,236,352
   Gross deferred tax liabilities....................    526,581     351,266
   ------------------------------------------------------------------------
   Net deferred tax assets/liabilities...............    679,344     885,086
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes...................    296,766     463,186
   ------------------------------------------------------------------------
   Net admitted deferred tax assets                   $  382,578  $  421,900
   ========================================================================
   Increase in non-admitted deferred tax assets
      Adjustment to December 31, 2006 Surplus........    (83,683)
   Change in non-admitted deferred tax
     assets-current year............................. $  250,103
   ------------------------------------------------------------------------
   Change in non-admitted deferred tax assets........ $  166,420
   ========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's current federal income tax expense (benefit) was comprised of the following:

-----------------------------------------------------------------------------------------
For the years ended December 31,                               2007     2006      2005
-----------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net
  investment income......................................... $309,946 $261,144 $(252,358)
Federal income tax adjustment-prior year....................   38,413    2,119     9,311
-----------------------------------------------------------------------------------------
Current income tax expense (benefit)........................ $348,359 $263,263 $(243,047)
=========================================================================================

Income tax on realized capital gains........................ $ 29,141 $ 29,092 $  20,492
=========================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The composition of the Company's net deferred tax assets as of December 31, 2007 and 2006, and changes in deferred income taxes for 2007 is set forth in the table below:

-------------------------------------------------------------------------------------------------
As of December 31,                                                2007        2006       Change
-------------------------------------------------------------------------------------------------
Deferred Tax Assets...........................................
   Loss reserve discount...................................... $  402,282  $  476,856  $ (74,574)
   Non-admitted assets........................................    208,445     160,128     48,317
   Unearned premium reserve...................................    313,279     316,291     (3,012)
   Partnership adjustments....................................     40,925      33,192      7,733
   Bad debt...................................................    151,901     183,902    (32,001)
   Other temporary difference.................................     89,093      65,983     23,110
-------------------------------------------------------------------------------------------------
       Gross deferred tax assets..............................  1,205,925   1,236,352    (30,427)
     Non-admitted deferred tax assets.........................   (296,766)   (546,869)   250,103
     Non-admitted deferred tax assets-Adj to Dec 31 2006
       surplus................................................         --      83,683    (83,683)
-------------------------------------------------------------------------------------------------
       Admitted deferred tax assets...........................    909,159     773,166    135,993
-------------------------------------------------------------------------------------------------
Deferred tax liabilities......................................
   Unrealized capital gains...................................   (393,879)   (236,490)  (157,389)
   Deferred tax remediation-Adj to Dec 31, 2006 surplus.......         --     (83,683)    83,683
   Partnership adjustments....................................    (67,403)     (7,437)   (59,966)
   Other temporary differences................................    (65,299)    (23,656)   (41,643)
-------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
       Net admitted deferred tax assets....................... $  382,578  $  421,900  $ (39,322)
=================================================================================================
   Gross deferred tax assets.................................. $1,205,925  $1,236,352  $ (30,427)
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
   Net deferred tax assets.................................... $  679,344  $  885,086  $(205,742)
=================================================================================================
   Income tax effect of unrealized capital (gains)/losses.....                           157,389
   Income tax effect of unrealized capital (gains) / losses
     -remediation adjustments.................................                           (25,438)
-------------------------------------------------------------------------------------------------
   Change in net deferred income taxes........................                         $ (73,791)
=================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2007, 2006 and 2005 are as follows:

                                                            2007                   2006                  2005
---------------------------------------------------------------------------------------------------------------------
                                                     Amount    Tax Effect   Amount    Tax Effect   Amount   Tax Effect
---------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and capital
  gain taxes...................................... $1,725,242  $ 603,835  $1,271,556  $ 445,045  $(408,280) $(142,898)
Book to tax adjustments:
   Tax exempt income and dividends received
     deduction, net of proration..................   (543,812)  (190,334)   (455,068)  (159,274)  (296,930)  (103,926)
   Intercompany dividends.........................     (5,993)    (2,097)    (21,938)    (7,678)   (11,240)    (3,934)
   Meals and entertainment........................      1,749        612          --         --         --         --
   Non-deductible penalties.......................      1,508        528          --         --         --         --
   Change in non-admitted assets..................   (138,048)   (48,317)    132,784     46,474    (54,557)   (19,095)
   Federal income tax adjustment--prior year......         --     55,224          --         --         --     (9,311)
   Remediation adjustments........................         --         --     (17,777)    (6,222)  (103,837)   (36,343)
   Change in tax reserves.........................         --         --          --         --         --    (21,763)
   Change in tax position.........................         --     31,840          --         --         --         --
   Foreign tax credits............................         --         --          --    (14,104)        --    (52,544)
   Other..........................................         --         --          --      1,384         --        631
---------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments..................   (684,596)  (152,544)   (361,999)  (139,420)  (466,564)  (246,285)
---------------------------------------------------------------------------------------------------------------------
Federal taxable income............................ $1,040,646  $ 451,291  $  909,557  $ 305,625  $(874,844) $(389,183)
=====================================================================================================================

Current federal income tax expense................             $ 348,359              $ 263,263             $(243,047)
Income tax on net realized capital gains..........                29,141                 29,092                20,492
Change in deferred income taxes...................                73,791                 13,270              (166,628)
                                                               ---------              ---------             ---------
Total federal income tax benefit..................             $ 451,291              $ 305,625             $(389,183)
                                                               =========              =========             =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
     Current year                                                 $ 225,980
     ------------                                                 ---------
     First preceding year........................................ $188,321
     ----------------------------------------------------------------------

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $231,602 during 2007 and $372,256 during 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

          ------------------------------------------------------------
          Gross unrecognized tax benefits at January 1,         2007
          ------------------------------------------------------------
             Increases in tax positions for prior years....... $ 3,527
             Decreases in tax positions for prior years.......  33,171
             Increases in tax positions for current years.....      --
             Lapse in statute of limitations..................      --
             Settlements......................................      --
          ------------------------------------------------------------
          Gross unrecognized tax benefits at December 31, 2007 $36,698
          ============================================================

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $36,698. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $36,698.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $727 and $6,868 respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $6,141 of interest and penalties in the Statement of Income.

The Company does not believe that there will be a material change to the balance of unrecognized tax benefit within the next twelve months.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                     Major Tax Jurisdictions Open Tax Years
                     --------------------------------------
                          United States.....   1997-2006

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A. Pension
   -------

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.

   --------------------------------------------------------
   As of December 31,                   2007       2006
   --------------------------------------------------------
   Fair value of plan assets........ $3,004,869 $2,637,415
   Less projected benefit obligation  2,719,971  2,673,615
   --------------------------------------------------------
   Funded status.................... $  284,898 $  (36,200)
   ========================================================

   The Company's share of net expense for the qualified pension plan was $5,001, $9,000 and $6,500 for the years ended December 31, 2007, 2006 and
   2005, respectively.

   The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2007 and 2006, the Company recorded in other liabilities its pension liabilities which amounted to $6,018 and $2,705, respectively.

B. Postretirement Benefit Plans
   ----------------------------

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over. AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
   (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2007 and 2006 were $190,417 and $184,884, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $310, $282 and $200 for the years ended December 31, 2007, 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2007, 2006 and 2005 are set forth in the table below:

   -------------------------------------------------------------------------
   As of December 31,                            2007      2006      2005
   -------------------------------------------------------------------------
      Discount rate...........................     6.50%     6.00%     5.50%
      Rate of compensation increase (average).     4.25%     4.25%     4.25%
      Measurement date........................ December  December  December
                                               31, 2007  31, 2006  31, 2005

      Medical cost trend rate.................      N/A       N/A       N/A
   =========================================================================

C. Stock Option and Deferred Compensation Plans
   --------------------------------------------

   Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2007, 2006 and 2005, AIG allocated $14,028, $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D. Post-employment Benefits and Compensated Balances
   -------------------------------------------------

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Impact of Medicare Modernization Act on Post Retirement Benefits
   ----------------------------------------------------------------

   On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2007 is $3,677.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A. Capital and Surplus
   -------------------

The portion of unassigned surplus as of December 31, 2007 and 2006 represented by each item below is as follows:

   -------------------------------------------------------------------------
                                                       2007         2006
   -------------------------------------------------------------------------
   Unrealized gains................................ $2,030,455  $ 2,001,686
   Non-admitted asset values....................... $ (976,915) $(1,161,800)
   Provision for reinsurance....................... $ (115,844) $  (128,824)
   =========================================================================

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

   During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Risk-Based Capital Requirements
   -------------------------------

   The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2007 reporting period.

C. Dividend Restrictions
   ---------------------

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2007) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2007, the maximum dividend payment, which may be made without prior approval during 2008, is approximately $729,696.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

   During 2007, the Company paid $615,000 in ordinary dividends to AIGCIG. Refer to Note 5E for additional information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 12 - CONTINGENCIES
-----------------------

A. Legal Proceedings
   -----------------

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000 plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court has stayed all proceedings pending an appeal by the intervening plaintiffs of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions.

   On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Plaintiffs) sued (i) The Robert Plan Corporation
   (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Plaintiffs; (ii) certain affiliates of RPC; and
   (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On
   March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Plaintiffs in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000 unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

   Because Eagle and Newark are in rehabilitation with the Commissioner of the New Jersey Department of Banking and Insurance as rehabilitator, the AIG Parties believe that only the Commissioner - and not RPC - has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding.

   The AIG Plaintiffs believe RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

   Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

   On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

   On May 24, 2007, the National Workers Compensation Reinsurance Pool (the
   Pool), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. AIG filed its answer on January 22, 2008. On February 5, 2008, following agreement of the parties, the court entered an order staying all proceedings; that stay was lifted on March 14, 2008. On March 17, 2008, AIG filed an amended answer, counterclaims, and third-party complaint against the Pool, its board members, and certain of the workers compensation carriers that are members of the Pool. The third-party complaint alleges claims under the Racketeering Influenced and Corrupt Organizations Act, in addition to conspiracy, fraud, and other state law claims. Discovery in this case has been stayed through June 17, 2008.

   A lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, was dismissed on March 28, 2008. The deadline for the plaintiffs to file a Notice of Appeal from this ruling is April 28, 2008.

   A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. The complaint in the action was amended on March 24, 2008, and AIG's deadline to respond is April 14, 2008.

   In April 2007, the National Association of Insurance Commissioners (the
   NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In early 2008, AIG was

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   informed that the Settlement Review Working Group had been disbanded in favor of a multi-state targeted market conduct exam focusing on workers compensation insurance, which is in progress.

   After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

   The consolidated actions have proceeded in that court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the First Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the First Employee Benefits Complaint, and, together with the First Commercial Complaint, the multi-district litigation).

   The plaintiffs in the First Commercial Complaint were nineteen corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Insurance Company of the State of Pennsylvania, American International Insurance Company and The Hartford Steam Boiler Inspection and Insurance Company. The First Commercial Complaint also named ten brokers and fourteen other insurers as defendants (two of which have since settled). The First Commercial Complaint alleged that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The First Commercial Complaint also alleged that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the First Commercial Complaint alleged that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs asserted that the defendants violated the Sherman Antitrust Act, RICO, the antitrust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs sought treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

   The plaintiffs in the First Employee Benefits Complaint were nine individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from August 26, 1994 to the date of any class certification. The First Employee Benefits Complaint named AIG, and certain of its subsidiaries, including American Home, as well as eleven brokers and five other insurers, as defendants. The activities alleged

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   in the First Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the First Commercial Complaint.

   On October 3, 2006, Judge Hochberg of the District of New Jersey reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss the multi-district litigation. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants in the two consolidated actions, filed renewed motions to dismiss on November 30, 2006. On February 16, 2007, the case was transferred to Judge Garrett E. Brown, Chief Judge of the District of New Jersey. On April 5, 2007, Chief Judge Brown granted the defendants' renewed motions to dismiss the First Commercial Complaint and First Employee Benefits Complaint with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days, later extended to 45 days, to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that were part of the multi-district litigation until any renewed motions to dismiss the amended complaints were resolved.

   A number of complaints making allegations similar to those in the First Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation proceeding. These efforts have generally been successful, although plaintiffs in one case pending in Texas state court have moved to re-open discovery; a hearing on that motion is scheduled for April 9, 2008. Notably, AIG has recently settled several of the various federal and state actions alleging claims similar to those in the multi-district litigation.

   Plaintiffs filed amended complaints in both In re Insurance Brokerage Antitrust Litigation (the Second Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Second Employee Benefits Complaint) along with revised particularized statements in both actions on May 22, 2007. The allegations in the Second Commercial Complaint and the Second Employee Benefits Complaint were substantially similar to the allegations in the First Commercial Complaint and First Employee Benefits Complaint, respectively. The complaints also attempted to add several new parties and delete others; the Second Commercial Complaint added two new plaintiffs and twenty seven new defendants (including three new AIG defendants), and the Second Employee Benefits Complaint added eight new plaintiffs and nine new defendants (including two new AIG defendants). The defendants filed motions to dismiss the amended complaints and to strike the newly added parties. The Court granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The Court declined to exercise supplemental jurisdiction over the state law claims in the Second Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Second Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Second Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Second Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Second Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Several tag-along actions that were consolidated before Chief Judge Brown are still pending in the District Court. Those actions are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the Second Commercial Complaint and the Second Employee Benefits Complaint. On February 19, 2008, Appellants filed their appeal brief with the Third Circuit with respect to the Second Commercial Complaint, and Appellees filed their brief on April 7, 2008. Oral argument has not yet been scheduled in that appeal.

   On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Second Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007, and a hearing on the motion to dismiss is currently scheduled for April 29, 2008. Discovery is stayed in the case pending a ruling on the motion to dismiss or until May 15, 2008, whichever occurs first.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are occupationally ill or injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   jurisdictional ruling.

   On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The Court has preliminarily approved the settlement and payment of the settlement funds was made into an escrow account on February 8, 2008. The court will hold a final approval hearing on May 29, 2008. In the meantime, the appeal as to the other defendants remains pending. In the event that the settlement is not finally approved, AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not currently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves
   -----------------------------------

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2007, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                                             Asbestos Losses               Environmental Losses
-------------------------------------------------------------------------------------------------------------------
                                                      2007        2006        2005       2007      2006      2005
-------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year.......... $1,098,137  $1,087,625  $  693,044  $178,384  $288,676  $256,889
   Incurred losses and LAE........................     34,757     159,878     489,955      (468)  (75,819)   63,051
   Calendar year paid losses and LAE..............   (149,863)   (149,366)    (95,374)  (40,781)  (34,473)  (31,264)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year................ $  983,031  $1,098,137  $1,087,625  $137,135  $178,384  $288,676
===================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year.......... $   97,344  $   97,399  $   90,162  $  4,948  $  6,561  $  6,626
   Incurred losses and LAE........................      5,160      14,332      14,722     1,386    (1,462)      830
   Calendar year paid losses and LAE..............    (12,849)    (14,387)     (7,485)     (401)     (151)     (895)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $   89,655  $   97,344  $   97,399  $  5,933  $  4,948  $  6,561
===================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year.......... $  533,105  $  518,246  $  348,261  $ 92,210  $134,977  $142,025
   Incurred losses and LAE........................     10,155      83,696     209,273     1,691   (22,324)   16,410
   Calendar year paid losses and LAE..............    (79,170)    (68,837)    (39,288)  (22,273)  (20,443)  (23,458)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $  464,090  $  533,105  $  518,246  $ 71,628  $ 92,210  $134,977
===================================================================================================================

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                        Asbestos Losses         Environmental Losses
------------------------------------------------------------------------------------------------------
                                                     2007     2006     2005    2007    2006     2005
------------------------------------------------------------------------------------------------------
Direct basis...................................... $619,127 $736,453 $780,191 $56,093 $70,439 $126,306
Assumed reinsurance basis.........................   44,945   61,885   61,056   1,191     614    1,383
Net of ceded reinsurance basis....................  296,910  378,726  373,664  25,942  37,524   61,177

The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                       Asbestos Losses      Environmental Losses
--------------------------------------------------------------------------------------------------
                                                    2007    2006    2005    2007    2006    2005
--------------------------------------------------------------------------------------------------
Direct basis...................................... $68,792 $81,828 $86,688 $24,040 $30,189 $54,131
Assumed reinsurance basis.........................   6,570   6,876   6,784     351     263     593
Net of ceded reinsurance basis....................  34,565  42,081  41,518  10,958  16,082  26,219

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2007 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases
   ------

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $44,783, $38,451 and $34,816 in 2007, 2006 and 2005,
   respectively.

   At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

          2008.............................................. $ 54,090
          2009..............................................   51,789
          2010..............................................   51,290
          2011..............................................   49,518
          2012..............................................   51,631
          Thereafter........................................  333,418
          -----------------------------------------------------------
             Total minimum lease payments................... $591,736
          ===========================================================

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D. Other Contingencies
   -------------------

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2007, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2007, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $667,318, and included unrecorded loss contingencies of $802,835.

   As part of its private equity portfolio investment, as of December 31, 2007 the Company may be called upon for an additional capital investment of up to $667,318. The Company expects only a small portion of this portfolio will be called during 2008.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2007 and 2006, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,620,497 and $3,833,600, respectively. As of December 31, 2007 and 2006, the amount billed and recoverable on paid claims amounted to $289,629 and $332,913, respectively, of which $16,272 and $19,716, respectively, were non-admitted.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2007, 2006 and 2005, policyholder dividends amounted to $123, $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

As of December 31, 2007 and 2006, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

        ----------------------------------------------------------------
        Other Admitted Assets                         2007       2006
        ----------------------------------------------------------------
        Guaranty funds receivable or on deposit... $  18,468  $  18,220
        Loss funds on deposit.....................   103,439     92,573
        Outstanding loss drafts--suspense accounts   430,304    489,807
        Accrued recoverables......................        --      4,691
        Other.....................................    25,777      3,176
        Allowance for doubtful accounts...........  (395,847)  (429,224)
        ----------------------------------------------------------------
           Total other admitted assets............ $ 182,141  $ 179,243
        ================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2007 the Company's liability for insolvency assessments amounted to $39,027 with a related asset for premium tax credits of $18,468. Of the amount accrued, the Company expects to pay approximately $20,558 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,041 of premium tax offset credits and the associated liability in years two through five. The remaining $6,427 will be realized between years five and ten.

The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2007 and 2006, the Company had established an allowance for doubtful accounts of $395,847 and $429,224, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company recorded $89,886, $49,761 and $145,742, respectively, of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

As of December 31, 2007 and 2006, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

--------------------------------------------------------------------------------
Other liabilities                                               2007     2006
--------------------------------------------------------------------------------
Other liabilites............................................. $153,990 $107,092
Amounts withheld or retained by company for account of others   13,840   28,058
Loss clearing................................................   15,325   12,166
Policyholder funds on deposit................................   11,341   11,572
Liability for pension and severance pay......................    6,018    2,705
Remmittances and items not allocated.........................   39,116   37,240
Accrued retrospective premiums...............................   41,587   77,001
Accounts payable.............................................   24,852   23,743
Deferred commission earnings.................................   11,890   10,039
Service carrier liabilty.....................................    9,195    2,336
Retroactive reinsurance payable..............................   16,299  (14,859)
--------------------------------------------------------------------------------
Total other liabilties....................................... $343,453 $297,093
================================================================================

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In January 2008, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2007 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2007 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2006 surplus position.

Refer to other subsequent events in Notes 5 and 11.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Annuity Account Four are included herein to this Registration Statement:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of December 31, 2007



     -   Schedule of Portfolio Investments as of December 31, 2007



     -   Statement of Operations for the year ended December 31, 2007



     - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     -   Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheet as of December 31, 2007 and 2006



     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005



     - Consolidated Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005


     -   Notes to Consolidated Financial Statements

The following statutory financial statements of American Home Assurance Company are included herein:

     -   Report of Independent Auditors


     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2007 and 2006



     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005



     - Statements of Cash Flow for the years ended December 31, 2007, 2006 and 2005


     -   Notes to Statutory Basis Financial Statements

(b) Exhibits

(1)   Resolutions Establishing Separate Account........................   1
(2)   Custody Agreement................................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   Variable Annuity Contract........................................   1
(5)   (a)  Application for Contract....................................   1
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................   4
      (b)  Amendment to Articles of Incorporation Dated September 30,
           2002........................................................   6
      (c)  Amended and Restated By-Laws of the Depositor dated December
           19, 2001....................................................   3
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts...............................................   1
      (a)  Anchor Series Trust Form of Fund Participation Agreement....   1
      (b)  SunAmerica Series Trust Form of Fund Participation
           Agreement...................................................   1
      (c)  American Funds Form of Fund Participation Agreement.........   5
      (d)  Lord Abbett Form of Fund Participation Agreement............   5
      (e)  Van Kampen Form of Fund Participation Agreement.............   2
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   8
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........   Filed Herewith
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Directors...................................................   Filed Herewith
      (c)  Power of Attorney -- American Home Assurance Company
           Directors...................................................   Filed Herewith
      (d)  Support Agreement of American International Group, Inc. ....   7
      (e)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   7
      (f)  Notice of Termination of Guarantee as Published in the Wall
           Street Journal on November 24, 2006.........................   10


---------------

 1 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 033-86642 and 811-08874, filed on January 30, 1998, Accession No. 0000950148-98-000138.

 2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1 to File Nos. 333-66114 and 811-03859, filed October 25, 2001, Accession No. 0000950148-01-502065.

 3 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 333-08859 and 811-07727, filed April 12, 2002, Accession
   No. 0000950148-02-000991.

 4 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 16, File Nos. 033-86642 and 811-08874, filed on April 29, 2002, Accession No. 0000950148-02-001108.

 5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1 to File Nos. 333-91860 and 811-03859, filed October 28, 2002, Accession No. 0000898430-02-003844.

 6 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.

 7 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 21, to File Nos. 033-86642 and 811-08874, filed on August 12, 2005,
   Accession No. 0000950129-05-008178.

 8 Incorporated by reference to Post-Effective Amendment Nos. 18 and Amendment
   No. 22 to File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.

 9 Incorporated by reference to Post-Effective Amendment No. 23 and Amendment
   No. 24 to File Nos. 033-86642 and 811-08874 filed on June 23, 2006, Accession No. 0000950129-06-006598.

10 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
   No. 25 to File Nos. 033-86642 and 811-08874 filed on December 12, 2006,
   Accession No. 0000950124-06-007494.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)                 Vice President
Rodney A. Haviland(1)                       Vice President
Stephen J. Stone(1)                         Vice President
Monica F. Suryapranata(1)                   Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-08-002280 filed February 28, 2008.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 15, 2008, the number of Anchor Advisor contracts funded by Variable Annuity Account Four was 10,618, of which 2,452 were qualified contracts and 8,166 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the

Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*         POSITION
    ------------------         --------
    Peter A. Harbeck           Director
    James T. Nichols           Director, President & Chief Executive Officer
    William J. Kuzmich(1)      Director
    Debbie Potash-Turner       Senior Vice President & Chief Financial Officer
    Frank Curran               Controller
    Joseph D. Neary            Chief Compliance Officer
    John T. Genoy              Vice President
    Mallary L. Reznik(2)       Vice President
    Kathleen S. Stevens        Manager, Compliance
    Christine A. Nixon(2)      Secretary
    Virginia N. Puzon(2)       Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


(1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367.



(2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Four certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 and Amendment No. 27 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 25th day of April, 2008.

                                       VARIABLE ANNUITY ACCOUNT FOUR
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director           April 25, 2008
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director            April 25, 2008
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                 April 25, 2008
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                  April 25, 2008
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        April 25, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           April 25, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    April 25, 2008
------------------------------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 25th day of April, 2008.


                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:      /s/ ROBERT S. SCHIMEK
                                         ---------------------------------------


                                           ROBERT S. SCHIMEK



                                           CHIEF FINANCIAL OFFICER, SENIOR VICE
                                           PRESIDENT AND TREASURER



This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

KRISTIAN PHILIP MOOR*                                           Director and Chairman                  April 25, 2008
------------------------------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                                             Director and President                 April 25, 2008
------------------------------------------------
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                                        Director, Chief Financial Officer,           April 25, 2008
------------------------------------------------         Senior Vice President and Treasurer
ROBERT S. SCHIMEK


MERTON BERNARD AIDINOFF*                                               Director                        April 25, 2008
------------------------------------------------
MERTON BERNARD AIDINOFF


CHARLES H. DANGELO*                                                    Director                        April 25, 2008
------------------------------------------------
CHARLES H. DANGELO


DAVID NEIL FIELDS*                                                     Director                        April 25, 2008
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                               Director                        April 25, 2008
------------------------------------------------
KENNETH VINCENT HARKINS


DAVID LAWRENCE HERZOG*                                                 Director                        April 25, 2008
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                   Director                        April 25, 2008
------------------------------------------------
ROBERT EDWARD LEWIS


WIN JAY NEUGER*                                                        Director                        April 25, 2008
------------------------------------------------
WIN JAY NEUGER


NICHOLAS SHAW TYLER*                                                   Director                        April 25, 2008
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                                Director                        April 25, 2008
------------------------------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                                                   Director                        April 25, 2008
------------------------------------------------
MARK TIMOTHY WILLIS


By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                    April 25, 2008
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
10             Consent of Independent Registered Public Accounting Firm
13(a)          Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Control with AIG SunAmerica
               Life Assurance Company, the Depositor of Registrant
13(b)          Power of Attorney -- AIG SunAmerica Life Assurance Company
               Directors
13(c)          Power of Attorney -- American Home Assurance Company
               Directors